UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21774
First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dow Jones Select
MicroCap Index Fund
FDM | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$171,479,044
Total number of portfolio holdings	158
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
VSE Corp.	2.3%
Powell Industries, Inc.	2.2%
Crescent Energy, Inc., Class A	2.0%
CRA International, Inc.	2.0%
ACM Research, Inc., Class A	1.8%
ScanSource, Inc.	1.8%
Genco Shipping & Trading Ltd.	1.5%
Barrett Business Services, Inc.	1.4%
CECO Environmental Corp.	1.4%
Cullinan Therapeutics, Inc.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Select MicroCap IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Morningstar
Dividend Leaders Index Fund
FDL | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$22	0.43%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$3,870,824,700
Total number of portfolio holdings	101
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Chevron Corp.	8.8%
Verizon Communications, Inc.	8.3%
AbbVie, Inc.	8.1%
Pfizer, Inc.	6.9%
Philip Morris International, Inc.	5.7%
Altria Group, Inc.	4.8%
International Business Machines Corp.	4.5%
United Parcel Service, Inc., Class B	3.4%
Gilead Sciences, Inc.	2.9%
CVS Health Corp.	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

First Trust US Equity Opportunities ETF
FPX | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$28	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$700,546,055
Total number of portfolio holdings	103
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Regeneron Pharmaceuticals, Inc.	9.2%
Carrier Global Corp.	6.8%
Airbnb, Inc., Class A	6.2%
Samsara, Inc., Class A	4.8%
Otis Worldwide Corp.	3.5%
Constellation Energy Corp.	3.1%
Palantir Technologies, Inc., Class A	2.8%
Crowdstrike Holdings, Inc., Class A	2.8%
DraftKings, Inc., Class A	2.6%
DoorDash, Inc., Class A	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust NYSE® Arca®
Biotechnology Index Fund
FBT | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$26	0.53%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$1,108,229,996
Total number of portfolio holdings	31
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alnylam Pharmaceuticals, Inc.	5.2%
Corcept Therapeutics, Inc.	4.4%
United Therapeutics Corp.	4.3%
Halozyme Therapeutics, Inc.	4.3%
Vertex Pharmaceuticals, Inc.	3.8%
Biogen, Inc.	3.7%
Amgen, Inc.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Natera, Inc.	3.6%
Argenx SE, ADR	3.6%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Source ICE Data Indices, LLC, is used with permission. “NYSE®” is a service/trade mark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Portfolios L.P. in connection with the First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Portfolios L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

First Trust Dow Jones Internet Index Fund
FDN | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$26	0.49%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$6,023,664,877
Total number of portfolio holdings	43
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Amazon.com, Inc.	10.1%
Meta Platforms, Inc., Class A	9.4%
Netflix, Inc.	6.5%
Alphabet, Inc., Class A	5.2%
Salesforce, Inc.	5.1%
Arista Networks, Inc.	4.9%
Cisco Systems, Inc.	4.5%
Booking Holdings, Inc.	4.5%
Airbnb, Inc., Class A	4.4%
Alphabet, Inc., Class C	4.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Internet Composite IndexSM (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Capital Strength® ETF
FTCS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$27	0.52%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$8,576,789,996
Total number of portfolio holdings	50
Portfolio turnover rate	44%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	2.5%
Amphenol Corp., Class A	2.4%
Costco Wholesale Corp.	2.3%
TJX (The) Cos., Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.3%
Walmart, Inc.	2.2%
Motorola Solutions, Inc.	2.2%
Moody’s Corp.	2.2%
Microsoft Corp.	2.2%
Colgate-Palmolive Co.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTCS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Value Line®
Dividend Index Fund
FVD | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$31	0.61%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$9,202,015,806
Total number of portfolio holdings	204
Portfolio turnover rate	47%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ONE Gas, Inc.	0.5%
UnitedHealth Group, Inc.	0.5%
Houlihan Lokey, Inc.	0.5%
Commerce Bancshares, Inc.	0.5%
Toyota Motor Corp., ADR	0.5%
Infosys Ltd., ADR	0.5%
Tootsie Roll Industries, Inc.	0.5%
Juniper Networks, Inc.	0.5%
McCormick & Co., Inc.	0.5%
AT&T, Inc.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust Growth StrengthTM ETF
FTGS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$32	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$481,245,598
Total number of portfolio holdings	51
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	3.0%
Arista Networks, Inc.	2.7%
Monolithic Power Systems, Inc.	2.6%
Tesla, Inc.	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.5%
Applied Materials, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%
Deckers Outdoor Corp.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTGS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth StrengthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx Aerospace & Defense ETF
MISL | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$65,831,675
Total number of portfolio holdings	35
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co.	8.1%
TransDigm Group, Inc.	7.9%
Lockheed Martin Corp.	7.8%
General Dynamics Corp.	7.6%
RTX Corp.	7.6%
Howmet Aerospace, Inc.	4.6%
HEICO Corp.	4.4%
Leidos Holdings, Inc.	4.4%
L3Harris Technologies, Inc.	4.2%
Woodward, Inc.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MISL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Bloomberg
Inflation Sensitive Equity ETF
FTIF | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$2,274,329
Total number of portfolio holdings	51
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Carlisle Cos., Inc.	2.5%
Diamondback Energy, Inc.	2.5%
Weatherford International PLC	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Valero Energy Corp.	2.3%
Permian Resources Corp.	2.3%
Marathon Oil Corp.	2.3%
Dover Corp.	2.3%
Cummins, Inc.	2.2%
Advanced Drainage Systems, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTIF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust NASDAQ-100
Equal Weighted Index Fund
QQEW | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Equal Weighted Index Fund	$28	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$2,065,092,870
Total number of portfolio holdings	104
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Datadog, Inc., Class A	1.1%
MongoDB, Inc.	1.1%
Atlassian Corp., Class A	1.1%
Tesla, Inc.	1.1%
Zscaler, Inc.	1.1%
Baker Hughes Co.	1.1%
Palo Alto Networks, Inc.	1.1%
Diamondback Energy, Inc.	1.0%
Adobe, Inc.	1.0%
Intuit, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQEW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Equal WeightedTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ-100-Technology
Sector Index Fund
QTEC | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$29	0.54%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$4,108,891,022
Total number of portfolio holdings	44
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Datadog, Inc., Class A	2.6%
MongoDB, Inc.	2.6%
Atlassian Corp., Class A	2.6%
Zscaler, Inc.	2.6%
Palo Alto Networks, Inc.	2.5%
Adobe, Inc.	2.5%
Intuit, Inc.	2.5%
Fortinet, Inc.	2.5%
Autodesk, Inc.	2.4%
ARM Holdings PLC, ADR	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QTEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Technology SectorTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ-100 Ex-Technology
Sector Index Fund
QQXT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$132,129,950
Total number of portfolio holdings	62
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	1.8%
Baker Hughes Co.	1.8%
Diamondback Energy, Inc.	1.8%
Warner Bros. Discovery, Inc.	1.8%
Biogen, Inc.	1.8%
Charter Communications, Inc., Class A	1.8%
Intuitive Surgical, Inc.	1.8%
MercadoLibre, Inc.	1.8%
Amazon.com, Inc.	1.7%
Comcast Corp., Class A	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QQXT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq-100 Ex-Tech SectorTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust NASDAQ® Clean Edge®
Green Energy Index Fund
QCLN | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$25	0.56%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$692,976,171
Total number of portfolio holdings	58
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	10.2%
Tesla, Inc.	8.8%
ON Semiconductor Corp.	7.4%
First Solar, Inc.	6.6%
Enphase Energy, Inc.	6.1%
Albemarle Corp.	5.0%
Rivian Automotive, Inc., Class A	4.9%
Universal Display Corp.	4.5%
Acuity Brands, Inc.	3.4%
Brookfield Renewable Partners, L.P.	3.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq® Clean Edge® Green EnergyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust S&P REIT Index Fund
FRI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$24	0.49%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$116,839,555
Total number of portfolio holdings	134
Portfolio turnover rate	3%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	9.9%
Equinix, Inc.	6.8%
Welltower, Inc.	5.9%
Simon Property Group, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Realty Income Corp.	4.4%
Public Storage	4.3%
Extra Space Storage, Inc.	3.1%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.8%
REIT Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Water ETF
FIW | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$26	0.51%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$1,667,565,465
Total number of portfolio holdings	39
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veralto Corp.	4.2%
American Water Works Co., Inc.	4.2%
Xylem, Inc.	4.1%
Ecolab, Inc.	4.1%
Roper Technologies, Inc.	4.0%
Agilent Technologies, Inc.	3.6%
Essential Utilities, Inc.	3.6%
Ferguson PLC	3.5%
AECOM	3.3%
Tetra Tech, Inc.	3.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Natural Gas ETF
FCG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$30	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$410,826,364
Total number of portfolio holdings	45
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Western Midstream Partners, L.P.	5.0%
Hess Midstream, L.P., Class A	4.9%
EOG Resources, Inc.	4.4%
ConocoPhillips	4.4%
Occidental Petroleum Corp.	4.3%
Diamondback Energy, Inc.	4.2%
Devon Energy Corp.	3.9%
APA Corp.	3.6%
Coterra Energy, Inc.	3.6%
EQT Corp.	3.5%
Sub-Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust NASDAQ®
ABA Community Bank Index Fund
QABA | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$29	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$57,521,244
Total number of portfolio holdings	128
Portfolio turnover rate	3%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Commerce Bancshares, Inc.	4.4%
Wintrust Financial Corp.	3.7%
Bank OZK	2.8%
United Bankshares, Inc.	2.7%
First Financial Bankshares, Inc.	2.6%
Hancock Whitney Corp.	2.5%
UMB Financial Corp.	2.5%
International Bancshares Corp.	2.2%
TFS Financial Corp.	2.2%
Ameris Bancorp	2.1%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QABA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Nasdaq OMX®, OMX®, American Bankers Association®, ABA® and Nasdaq OMX® ABA Community BankTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and American Bankers Associations, respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Dividend StrengthTM ETF
FTDS | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$21,808,115
Total number of portfolio holdings	51
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
QUALCOMM, Inc.	2.5%
Garmin Ltd.	2.3%
Synovus Financial Corp.	2.3%
Microchip Technology, Inc.	2.2%
Equitable Holdings, Inc.	2.2%
Stifel Financial Corp.	2.2%
Skyworks Solutions, Inc.	2.2%
Dick’s Sporting Goods, Inc.	2.2%
Honeywell International, Inc.	2.2%
Zions Bancorp N.A.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTDS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Dividend StrengthTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Dow 30 Equal Weight ETF
EDOW | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$25	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$227,943,952
Total number of portfolio holdings	31
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Salesforce, Inc.	3.7%
Amazon.com, Inc.	3.5%
Amgen, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Cisco Systems, Inc.	3.4%
Verizon Communications, Inc.	3.4%
Caterpillar, Inc.	3.4%
American Express Co.	3.4%
Boeing (The) Co.	3.4%
Chevron Corp.	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EDOW to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Lunt U.S. Factor Rotation ETF
FCTR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$34	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$71,394,353
Total number of portfolio holdings	171
Portfolio turnover rate	220%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	2.1%
NVIDIA Corp.	1.6%
Coinbase Global, Inc., Class A	1.6%
Vistra Corp.	1.5%
Paychex, Inc.	1.4%
Illinois Tool Works, Inc.	1.3%
Brown & Brown, Inc.	1.3%
Colgate-Palmolive Co.	1.3%
Sysco Corp.	1.2%
Procter & Gamble (The) Co.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Lunt Capital Management, Inc. (“Lunt”) and Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Lunt Index to track general stock performance.

First Trust S&P 500
Diversified Free Cash Flow ETF
FCFY | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$1,129,211
Total number of portfolio holdings	101
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HP, Inc.	3.7%
Skyworks Solutions, Inc.	3.6%
Hewlett Packard Enterprise Co.	3.5%
Warner Bros. Discovery, Inc.	2.6%
Cisco Systems, Inc.	2.6%
AT&T, Inc.	2.5%
NetApp, Inc.	2.4%
Synchrony Financial	2.3%
QUALCOMM, Inc.	2.1%
Electronic Arts, Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Sector-Neutral FCF Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

FT Vest Gold Strategy Quarterly Buffer ETF
BGLD | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$47	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$29,421,473
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	93.8%
Money Market Funds	0.6%
Purchased Options	6.0%
Written Options	(0.4%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Gold Strategy Target Income ETF®
IGLD | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$44	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$98,084,248
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	128.5%
Money Market Funds	0.1%
Purchased Options	0.2%
Written Options	(29.9%)
Net Other Assets and Liabilities	1.1%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IGLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Exchange-Traded Fund
Book 1

First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust US Equity Opportunities ETF (FPX)
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Capital Strength® ETF (FTCS)
First Trust Value Line® Dividend Index Fund (FVD)
First Trust Growth StrengthTM ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.0%
38,453	Ducommun, Inc. (a)	$2,232,581
14,758	National Presto Industries, Inc.	1,108,769
		3,341,350
	Air Freight & Logistics — 0.3%
98,136	Radiant Logistics, Inc. (a)	558,394
	Banks — 20.4%
49,742	Amalgamated Financial Corp.	1,362,931
42,797	Bar Harbor Bankshares	1,150,383
29,169	BayCom Corp.	593,589
66,592	Business First Bancshares, Inc.	1,449,042
37,607	Capital City Bank Group, Inc.	1,069,543
30,539	Coastal Financial Corp. (a)	1,409,069
120,492	CrossFirst Bankshares, Inc. (a)	1,689,298
17,966	Esquire Financial Holdings, Inc.	855,182
29,874	First Financial Corp.	1,101,753
44,327	Five Star Bancorp	1,048,334
19,466	FS Bancorp, Inc.	709,536
24,239	Great Southern Bancorp, Inc.	1,347,931
36,392	HBT Financial, Inc.	743,125
172,108	Heritage Commerce Corp.	1,497,340
43,794	HomeTrust Bancshares, Inc.	1,315,134
58,727	Independent Bank Corp.	1,585,629
181,046	Kearny Financial Corp.	1,113,433
17,213	MainStreet Bancshares, Inc.	305,186
41,671	Mercantile Bank Corp.	1,690,592
40,282	MidWestOne Financial Group, Inc.	905,942
33,309	MVB Financial Corp.	620,880
18,315	Northeast Bank	1,114,651
39,428	Northeast Community Bancorp, Inc.	702,607
15,453	Northrim BanCorp, Inc.	890,711
18,582	Oak Valley Bancorp	463,992
113,402	Old Second Bancorp, Inc.	1,679,484
12,080	Orange County Bancorp, Inc.	638,790
13,750	Plumas Bancorp	494,725
36,244	Sierra Bancorp	811,141
33,215	South Plains Financial, Inc.	896,805
26,799	Southern Missouri Bancorp, Inc.	1,206,223
22,542	Timberland Bancorp, Inc.	610,663
82,244	Univest Financial Corp.	1,877,630
		34,951,274
	Biotechnology — 1.9%
136,023	Cullinan Therapeutics, Inc. (a)	2,372,241
120,734	Voyager Therapeutics, Inc. (a)	955,006
		3,327,247
Shares	Description	Value

	Capital Markets — 1.2%
104,092	Bridge Investment Group Holdings, Inc., Class A	$772,363
7,791	Diamond Hill Investment Group, Inc.	1,096,583
87,080	Heritage Global, Inc. (a)	214,217
		2,083,163
	Chemicals — 0.9%
73,124	American Vanguard Corp.	628,866
20,773	Core Molding Technologies, Inc. (a)	331,122
26,470	Intrepid Potash, Inc. (a)	620,192
		1,580,180
	Commercial Services & Supplies — 5.8%
82,453	CECO Environmental Corp. (a)	2,378,769
62,520	Liquidity Services, Inc. (a)	1,249,150
88,020	Quad/Graphics, Inc.	479,709
59,362	Viad Corp. (a)	2,018,308
43,972	VSE Corp.	3,881,848
		10,007,784
	Communications Equipment — 0.7%
35,303	Aviat Networks, Inc. (a)	1,012,843
34,486	Cambium Networks Corp. (a)	96,216
		1,109,059
	Construction & Engineering — 1.5%
28,278	Limbach Holdings, Inc. (a)	1,609,867
27,858	Northwest Pipe Co. (a)	946,336
		2,556,203
	Consumer Finance — 1.5%
13,299	Atlanticus Holdings Corp. (a)	374,766
146,023	EZCORP, Inc., Class A (a)	1,528,861
25,302	Regional Management Corp.	727,179
		2,630,806
	Containers & Packaging — 0.8%
104,471	Myers Industries, Inc.	1,397,822
	Diversified Consumer Services — 1.2%
37,922	Carriage Services, Inc.	1,017,826
80,396	Lincoln Educational Services Corp. (a)	953,497
		1,971,323
	Diversified REITs — 0.6%
44,926	One Liberty Properties, Inc.	1,054,862
	Diversified Telecommunication Services — 1.2%
56,201	IDT Corp., Class B	2,018,740
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 0.5%
60,315	Genie Energy Ltd., Class B	$881,805
	Electrical Equipment — 3.4%
41,007	Allient, Inc.	1,036,247
76,935	LSI Industries, Inc.	1,113,249
25,935	Powell Industries, Inc.	3,719,079
		5,868,575
	Electronic Equipment, Instruments & Components — 4.8%
27,721	Bel Fuse, Inc., Class B	1,808,518
10,860	Climb Global Solutions, Inc.	682,117
69,873	Kimball Electronics, Inc. (a)	1,535,809
69,424	ScanSource, Inc. (a)	3,076,177
34,646	Vishay Precision Group, Inc. (a)	1,054,624
		8,157,245
	Energy Equipment & Services — 2.3%
56,143	DMC Global, Inc. (a)	809,582
32,443	Forum Energy Technologies, Inc. (a)	546,989
39,334	KLX Energy Services Holdings, Inc. (a)	194,703
64,745	Mammoth Energy Services, Inc. (a)	212,364
36,647	Ranger Energy Services, Inc.	385,526
81,012	Solaris Oilfield Infrastructure, Inc., Class A	695,083
331,610	TETRA Technologies, Inc. (a)	1,147,371
		3,991,618
	Entertainment — 0.6%
173,554	Vivid Seats, Inc., Class A (a)	997,935
	Financial Services — 1.8%
66,019	NewtekOne, Inc.	829,859
15,799	Onity Group, Inc. (a)	378,860
268,541	UWM Holdings Corp.	1,860,989
		3,069,708
	Health Care Equipment & Supplies — 0.5%
207,799	OraSure Technologies, Inc. (a)	885,224
	Health Care Providers & Services — 0.7%
345,773	Community Health Systems, Inc. (a)	1,161,797
	Hotels, Restaurants & Leisure — 2.9%
146,156	Denny’s Corp. (a)	1,037,708
71,652	El Pollo Loco Holdings, Inc. (a)	810,384
69,430	Inspired Entertainment, Inc. (a)	635,284
7,795	Nathan’s Famous, Inc.	528,345
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
69,741	ONE Group Hospitality (The), Inc. (a)	$296,399
68,754	Potbelly Corp. (a)	552,095
24,104	RCI Hospitality Holdings, Inc.	1,049,970
		4,910,185
	Household Durables — 0.4%
29,479	Landsea Homes Corp. (a)	270,912
19,813	Legacy Housing Corp. (a)	454,510
		725,422
	Household Products — 1.1%
26,768	Central Garden & Pet Co. (a)	1,030,568
14,399	Oil-Dri Corp. of America	922,832
		1,953,400
	Insurance — 1.8%
127,067	Ambac Financial Group, Inc. (a)	1,628,999
76,415	Greenlight Capital Re Ltd., Class A (a)	1,001,036
54,129	Kingsway Financial Services, Inc. (a)	446,023
		3,076,058
	Interactive Media & Services — 0.1%
17,664	Travelzoo (a)	134,070
	IT Services — 1.0%
70,603	Hackett Group (The), Inc.	1,533,497
84,774	Information Services Group, Inc.	249,236
		1,782,733
	Leisure Products — 1.1%
18,908	Johnson Outdoors, Inc., Class A	661,402
34,107	Marine Products Corp.	344,481
41,508	MasterCraft Boat Holdings, Inc. (a)	783,671
		1,789,554
	Machinery — 2.9%
64,886	Douglas Dynamics, Inc.	1,518,332
29,121	Gencor Industries, Inc. (a)	563,200
29,990	Mayville Engineering Co., Inc. (a)	499,633
32,227	Miller Industries, Inc.	1,773,130
21,813	Park-Ohio Holdings Corp.	564,739
		4,919,034
	Marine Transportation — 1.9%
120,118	Genco Shipping & Trading Ltd.	2,559,715
97,387	Pangaea Logistics Solutions Ltd.	762,540
		3,322,255
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media — 0.4%
173,886	Entravision Communications Corp., Class A	$352,989
35,372	Townsquare Media, Inc., Class A	387,677
		740,666
	Metals & Mining — 4.8%
132,175	Gatos Silver, Inc. (a)	1,379,907
35,674	Haynes International, Inc.	2,094,064
27,526	Olympic Steel, Inc.	1,233,990
100,735	Ramaco Resources, Inc., Class A	1,254,151
236,222	SunCoke Energy, Inc.	2,314,976
		8,277,088
	Mortgage REITs — 0.3%
45,292	AFC Gamma, Inc.	552,562
	Oil, Gas & Consumable Fuels — 9.0%
102,392	Amplify Energy Corp. (a)	694,218
192,393	Berry Corp.	1,242,859
37,346	Centrus Energy Corp., Class A (a)	1,596,541
291,392	Crescent Energy, Inc., Class A	3,452,995
83,535	Evolution Petroleum Corp.	440,229
73,775	FutureFuel Corp.	378,466
76,985	Hallador Energy Co. (a)	598,173
149,763	Overseas Shipholding Group, Inc., Class A	1,269,990
42,787	REX American Resources Corp. (a)	1,950,659
122,350	Ring Energy, Inc. (a)	206,772
88,533	SandRidge Energy, Inc.	1,144,732
290,676	VAALCO Energy, Inc.	1,822,539
272,328	W&T Offshore, Inc.	582,782
		15,380,955
	Paper & Forest Products — 1.3%
46,859	Clearwater Paper Corp. (a)	2,271,256
	Pharmaceuticals — 1.6%
267,269	Assertio Holdings, Inc. (a)	331,414
162,803	Omeros Corp. (a)	660,980
57,143	Phibro Animal Health Corp., Class A	958,288
109,907	SIGA Technologies, Inc.	834,194
		2,784,876
	Professional Services — 3.5%
73,523	Barrett Business Services, Inc.	2,409,349
19,432	CRA International, Inc.	3,346,579
15,466	RCM Technologies, Inc. (a)	289,523
		6,045,451
Shares	Description	Value

	Real Estate Management & Development — 0.5%
40,663	RMR Group (The), Inc., Class A	$918,984
	Retail REITs — 1.0%
133,352	Whitestone REIT	1,774,915
	Semiconductors & Semiconductor Equipment — 2.0%
134,496	ACM Research, Inc., Class A (a)	3,101,478
32,253	inTEST Corp. (a)	318,659
		3,420,137
	Software — 0.2%
16,968	CoreCard Corp. (a)	247,563
	Specialty Retail — 2.8%
115,183	Arhaus, Inc.	1,951,200
61,644	Big 5 Sporting Goods Corp.	182,467
34,893	Build-A-Bear Workshop, Inc.	881,746
37,411	Haverty Furniture Cos., Inc.	946,124
29,521	OneWater Marine, Inc., Class A (a)	813,894
		4,775,431
	Technology Hardware, Storage & Peripherals — 0.9%
70,919	CompoSecure, Inc., Class A	482,249
193,546	Eastman Kodak Co. (a)	1,041,278
		1,523,527
	Trading Companies & Distributors — 2.1%
36,697	DXP Enterprises, Inc. (a)	1,682,190
109,968	Hudson Technologies, Inc. (a)	966,619
56,221	Titan Machinery, Inc. (a)	893,914
		3,542,723
	Water Utilities — 1.2%
26,422	Artesian Resources Corp., Class A	928,997
42,250	Consolidated Water Co., Ltd.	1,121,315
		2,050,312
	Wireless Telecommunication Services — 0.5%
56,884	Spok Holdings, Inc.	842,452
	Total Common Stocks	171,363,723
	(Cost $162,624,841)
See Notes to Financial Statements

First Trust Dow Jones Select MicroCap Index Fund (FDM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
154,759	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$154,759
	(Cost $154,759)

	Total Investments — 100.0%	171,518,482
	(Cost $162,779,600)
	Net Other Assets and Liabilities — (0.0)%	(39,438)
	Net Assets — 100.0%	$171,479,044

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 171,363,723	$ 171,363,723	$ —	$ —
Money Market Funds	154,759	154,759	—	—
Total Investments	$171,518,482	$171,518,482	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Air Freight & Logistics — 3.4%
967,228	United Parcel Service, Inc., Class B	$132,365,152
	Automobile Components — 0.1%
28,184	LCI Industries	2,913,662
	Automobiles — 1.8%
5,413,781	Ford Motor Co.	67,888,814
	Banks — 11.2%
179,238	Associated Banc-Corp.	3,790,884
120,497	Bank OZK	4,940,377
73,431	Cathay General Bancorp	2,769,817
601,467	Citizens Financial Group, Inc.	21,670,856
433,036	Columbia Banking System, Inc.	8,613,086
213,356	Comerica, Inc.	10,889,690
731,648	Fifth Third Bancorp	26,697,836
180,850	First Hawaiian, Inc.	3,754,446
600,295	First Horizon Corp.	9,466,652
188,603	First Interstate BancSystem, Inc., Class A	5,237,505
1,994,563	Huntington Bancshares, Inc.	26,288,340
1,549,999	KeyCorp	22,025,486
448,059	PNC Financial Services Group (The), Inc.	69,664,213
1,307,062	Regions Financial Corp.	26,193,523
164,019	Synovus Financial Corp.	6,591,924
2,088,992	Truist Financial Corp.	81,157,339
2,151,459	U.S. Bancorp	85,412,922
172,023	United Bankshares, Inc.	5,580,426
773,432	Valley National Bancorp	5,398,555
158,572	Zions Bancorp N.A.	6,877,268
		433,021,145
	Biotechnology — 11.0%
1,828,736	AbbVie, Inc.	313,664,798
1,655,116	Gilead Sciences, Inc.	113,557,509
		427,222,307
	Capital Markets — 2.0%
114,893	Artisan Partners Asset Management, Inc., Class A	4,741,634
88,752	Federated Hermes, Inc.	2,918,166
435,682	Franklin Resources, Inc.	9,737,493
169,333	Janus Henderson Group PLC	5,708,215
319,176	State Street Corp.	23,619,024
257,965	T. Rowe Price Group, Inc.	29,745,944
		76,470,476
	Chemicals — 2.6%
169,748	Chemours (The) Co.	3,831,212
967,812	Dow, Inc.	51,342,427
139,833	FMC Corp.	8,047,389
Shares	Description	Value

	Chemicals (Continued)
373,956	LyondellBasell Industries N.V., Class A	$35,772,631
46,289	Scotts Miracle-Gro (The) Co.	3,011,562
		102,005,221
	Consumer Finance — 0.3%
269,744	OneMain Holdings, Inc.	13,079,887
	Containers & Packaging — 0.0%
3,754	Greif, Inc., Class B	234,587
	Diversified Telecommunication Services — 8.3%
7,802,349	Verizon Communications, Inc.	321,768,873
	Electric Utilities — 10.1%
71,287	ALLETE, Inc.	4,444,745
272,441	Alliant Energy Corp.	13,867,247
583,938	American Electric Power Co., Inc.	51,234,720
98,594	Avangrid, Inc.	3,503,045
865,380	Duke Energy Corp.	86,737,037
451,483	Edison International	32,420,994
246,304	Entergy Corp.	26,354,528
308,083	Evergy, Inc.	16,319,157
470,341	Eversource Energy	26,673,038
1,208,172	Exelon Corp.	41,814,833
628,188	FirstEnergy Corp.	24,040,755
262,541	OGE Energy Corp.	9,372,714
144,479	Pinnacle West Capital Corp.	11,035,306
103,066	PNM Resources, Inc.	3,809,319
126,904	Portland General Electric Co.	5,487,329
612,240	Xcel Energy, Inc.	32,699,738
		389,814,505
	Financial Services — 0.2%
695,112	Western Union (The) Co.	8,494,269
	Food Products — 2.3%
645,207	Conagra Brands, Inc.	18,336,783
225,632	Flowers Foods, Inc.	5,009,031
113,253	J.M. Smucker (The) Co.	12,349,107
278,615	Kellanova	16,070,513
1,205,855	Kraft Heinz (The) Co.	38,852,648
		90,618,082
	Gas Utilities — 0.6%
107,971	New Jersey Resources Corp.	4,614,680
62,209	ONE Gas, Inc.	3,972,045
81,849	Spire, Inc.	4,970,690
383,582	UGI Corp.	8,784,028
		22,341,443
	Health Care Providers & Services — 2.4%
1,543,004	CVS Health Corp.	91,129,816
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.5%
84,839	Travel + Leisure Co.	$3,816,058
52,120	Vail Resorts, Inc.	9,388,376
272,419	Wendy’s (The) Co.	4,620,226
		17,824,660
	Household Durables — 0.3%
113,057	Whirlpool Corp.	11,554,425
	Household Products — 1.6%
126,054	Clorox (The) Co.	17,202,589
337,810	Kimberly-Clark Corp.	46,685,342
		63,887,931
	Insurance — 2.1%
278,635	Fidelity National Financial, Inc.	13,770,142
114,432	First American Financial Corp.	6,173,606
266,284	Lincoln National Corp.	8,281,433
452,643	Prudential Financial, Inc.	53,045,233
		81,270,414
	IT Services — 4.5%
1,007,497	International Business Machines Corp.	174,246,606
	Leisure Products — 0.3%
174,723	Hasbro, Inc.	10,221,295
	Machinery — 0.6%
1,150,185	CNH Industrial N.V.	11,651,374
157,987	Stanley Black & Decker, Inc.	12,621,581
		24,272,955
	Media — 0.6%
456,832	Interpublic Group of (The) Cos., Inc.	13,289,243
37,773	Nexstar Media Group, Inc.	6,270,696
705,411	Sirius XM Holdings, Inc.	1,996,313
		21,556,252
	Multi-Utilities — 1.6%
282,163	Ameren Corp.	20,064,611
118,370	Avista Corp.	4,096,786
93,898	Black Hills Corp.	5,106,173
82,480	Northwestern Energy Group, Inc.	4,130,599
368,231	WEC Energy Group, Inc.	28,891,404
		62,289,573
	Oil, Gas & Consumable Fuels — 13.0%
2,161,973	Chevron Corp.	338,175,817
192,999	Diamondback Energy, Inc.	38,636,470
3,153,952	Kinder Morgan, Inc.	62,669,026
797,338	ONEOK, Inc.	65,022,914
		504,504,227
Shares	Description	Value

	Pharmaceuticals — 7.0%
148,953	Perrigo Co. PLC	$3,825,113
9,550,726	Pfizer, Inc.	267,229,314
		271,054,427
	Professional Services — 0.1%
53,285	ManpowerGroup, Inc.	3,719,293
	Specialty Retail — 0.5%
236,580	Best Buy Co., Inc.	19,941,328
	Textiles, Apparel & Luxury Goods — 0.1%
50,134	Carter’s, Inc.	3,106,804
	Tobacco — 10.5%
4,072,977	Altria Group, Inc.	185,524,102
2,179,924	Philip Morris International, Inc.	220,891,699
		406,415,801
	Trading Companies & Distributors — 0.1%
47,726	MSC Industrial Direct Co., Inc., Class A	3,785,149
	Total Common Stocks	3,859,019,379
	(Cost $3,757,091,550)
MONEY MARKET FUNDS — 0.0%
956,054	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	956,054
	(Cost $956,054)

	Total Investments — 99.7%	3,859,975,433
	(Cost $3,758,047,604)
	Net Other Assets and Liabilities — 0.3%	10,849,267
	Net Assets — 100.0%	$3,870,824,700

(a)	Rate shown reflects yield as of June 30, 2024.
See Notes to Financial Statements

First Trust Morningstar Dividend Leaders Index Fund (FDL)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,859,019,379	$ 3,859,019,379	$ —	$ —
Money Market Funds	956,054	956,054	—	—
Total Investments	$3,859,975,433	$3,859,975,433	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.3%
365,744	Leonardo DRS, Inc. (a)	$9,330,129
	Automobile Components — 0.1%
12,699	Phinia, Inc.	499,833
	Beverages — 0.1%
31,514	Vita Coco (The) Co., Inc. (a)	877,665
	Biotechnology — 11.7%
14,873	Arcellx, Inc. (a)	820,841
27,566	Dyne Therapeutics, Inc. (a)	972,804
10,031	Keros Therapeutics, Inc. (a)	458,417
17,056	Kymera Therapeutics, Inc. (a)	509,121
17,946	Nuvalent, Inc., Class A (a)	1,361,383
61,260	Regeneron Pharmaceuticals, Inc. (a)	64,386,098
45,864	REVOLUTION Medicines, Inc. (a)	1,779,982
205,352	Roivant Sciences Ltd. (a)	2,170,571
12,331	United Therapeutics Corp. (a)	3,928,040
75,608	Vaxcyte, Inc. (a)	5,709,160
		82,096,417
	Building Products — 8.0%
161,806	AZEK (The) Co., Inc. (a)	6,816,887
751,397	Carrier Global Corp.	47,398,122
59,726	Hayward Holdings, Inc. (a)	734,630
70,609	Masterbrand, Inc. (a)	1,036,540
		55,986,179
	Capital Markets — 5.2%
41,367	AssetMark Financial Holdings, Inc. (a)	1,429,230
216,678	Blue Owl Capital Corp.	3,328,174
397,183	Blue Owl Capital, Inc.	7,049,998
47,785	Coinbase Global, Inc., Class A (a)	10,619,261
366,451	Robinhood Markets, Inc., Class A (a)	8,322,102
30,900	StepStone Group, Inc., Class A	1,418,001
101,399	TPG, Inc.	4,202,989
		36,369,755
	Commercial Services & Supplies — 1.1%
45,892	ACV Auctions, Inc., Class A (a)	837,529
68,619	Veralto Corp.	6,551,056
		7,388,585
	Construction Materials — 0.5%
47,209	Knife River Corp. (a)	3,311,239
	Diversified Consumer Services — 1.8%
59,936	Duolingo, Inc. (a)	12,506,845
Shares	Description	Value

	Diversified Telecommunication Services — 0.1%
72,624	AST SpaceMobile, Inc. (a) (b)	$843,165
	Electric Utilities — 3.8%
109,497	Constellation Energy Corp.	21,928,964
57,953	NRG Energy, Inc.	4,512,221
		26,441,185
	Electrical Equipment — 5.8%
76,191	GE Vernova, Inc. (a)	13,067,519
201,742	NEXTracker, Inc., Class A (a)	9,457,665
208,123	Vertiv Holdings Co., Class A	18,017,208
		40,542,392
	Electronic Equipment, Instruments & Components — 1.7%
42,381	Coherent Corp. (a)	3,070,927
27,149	Insight Enterprises, Inc. (a)	5,385,276
96,571	Vontier Corp.	3,689,012
		12,145,215
	Energy Equipment & Services — 0.1%
23,432	Kodiak Gas Services, Inc.	638,756
	Entertainment — 1.4%
144,454	Endeavor Group Holdings, Inc., Class A (b)	3,904,591
151,223	ROBLOX Corp., Class A (a)	5,627,008
		9,531,599
	Financial Services — 4.4%
339,017	Corebridge Financial, Inc.	9,872,175
43,725	Enact Holdings, Inc.	1,340,608
63,601	Jackson Financial, Inc., Class A	4,723,010
35,983	Mr. Cooper Group, Inc. (a)	2,922,899
552,728	Rocket Cos., Inc., Class A (a)	7,572,374
24,336	Shift4 Payments, Inc., Class A (a)	1,785,046
115,710	Toast, Inc., Class A (a)	2,981,847
		31,197,959
	Health Care Equipment & Supplies — 2.3%
126,889	GE HealthCare Technologies, Inc.	9,887,191
28,002	Glaukos Corp. (a)	3,314,037
14,295	PROCEPT BioRobotics Corp. (a)	873,281
10,901	RxSight, Inc. (a)	655,913
9,156	TransMedics Group, Inc. (a)	1,379,077
		16,109,499
	Health Care Providers & Services — 2.3%
120,937	HealthEquity, Inc. (a)	10,424,769
59,707	Hims & Hers Health, Inc. (a)	1,205,485
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
42,365	PACS Group, Inc. (a)	$1,249,767
27,154	Tenet Healthcare Corp. (a)	3,612,297
		16,492,318
	Health Care Technology — 0.2%
51,545	Doximity, Inc., Class A (a)	1,441,714
	Hotels, Restaurants & Leisure — 12.3%
286,452	Airbnb, Inc., Class A (a)	43,434,717
170,507	DoorDash, Inc., Class A (a)	18,547,751
487,440	DraftKings, Inc., Class A (a)	18,605,585
49,253	Dutch Bros, Inc., Class A (a)	2,039,074
25,056	Light & Wonder, Inc. (a)	2,627,873
31,499	Sweetgreen, Inc., Class A (a)	949,380
		86,204,380
	Insurance — 1.4%
75,955	Fidelity National Financial, Inc.	3,753,696
65,944	Oscar Health, Inc., Class A (a)	1,043,234
90,499	Ryan Specialty Holdings, Inc.	5,240,797
		10,037,727
	Interactive Media & Services — 0.8%
90,905	Reddit, Inc., Class A (a)	5,807,920
	IT Services — 3.0%
80,288	Cloudflare, Inc., Class A (a)	6,650,255
192,236	Kyndryl Holdings, Inc. (a)	5,057,729
69,801	Snowflake, Inc., Class A (a)	9,429,417
		21,137,401
	Machinery — 6.2%
63,555	Crane Co.	9,214,204
41,992	Esab Corp.	3,965,305
252,887	Otis Worldwide Corp.	24,342,903
162,516	Symbotic, Inc. (a) (b)	5,714,062
		43,236,474
	Oil, Gas & Consumable Fuels — 2.8%
63,751	Chesapeake Energy Corp.	5,239,695
27,824	Civitas Resources, Inc.	1,919,856
80,984	DT Midstream, Inc.	5,752,293
121,461	Equitrans Midstream Corp.	1,576,564
42,714	Kinetik Holdings, Inc.	1,770,068
214,033	Permian Resources Corp.	3,456,633
		19,715,109
	Personal Care Products — 2.1%
798,425	Kenvue, Inc.	14,515,367
Shares	Description	Value

	Pharmaceuticals — 0.5%
137,374	Elanco Animal Health, Inc. (a)	$1,982,307
71,489	Organon & Co.	1,479,822
		3,462,129
	Professional Services — 0.9%
29,532	Parsons Corp. (a)	2,416,013
55,598	UL Solutions, Inc., Class A	2,345,680
46,291	Verra Mobility Corp. (a)	1,259,115
		6,020,808
	Semiconductors & Semiconductor Equipment — 1.5%
181,567	Credo Technology Group Holding Ltd. (a)	5,799,250
37,359	MKS Instruments, Inc.	4,878,338
		10,677,588
	Software — 13.7%
91,460	AppLovin Corp., Class A (a)	7,611,301
77,992	Bentley Systems, Inc., Class B	3,849,685
170,843	CCC Intelligent Solutions Holdings, Inc. (a)	1,898,066
50,737	Crowdstrike Holdings, Inc., Class A (a)	19,441,911
83,293	Informatica, Inc., Class A (a)	2,572,088
773,797	Palantir Technologies, Inc., Class A (a)	19,600,278
50,055	Rubrik, Inc., Class A (a)	1,534,686
995,245	Samsara, Inc., Class A (a)	33,539,757
172,476	Vertex, Inc., Class A (a)	6,217,760
		96,265,532
	Specialty Retail — 0.1%
39,016	Arhaus, Inc.	660,931
	Technology Hardware, Storage & Peripherals — 1.1%
361,287	Hewlett Packard Enterprise Co.	7,648,446
	Trading Companies & Distributors — 1.5%
210,008	Core & Main, Inc., Class A (a)	10,277,792
	Total Common Stocks	699,418,053
	(Cost $582,470,695)
MONEY MARKET FUNDS — 0.2%
1,335,672	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	1,335,672
	(Cost $1,335,672)

See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$383,752	Bank of America Corp., 5.31% (c), dated 06/28/24, due 07/01/24, with a maturity value of $383,922. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $391,427. (d)	$383,752
1,000,000	Mizuho Financial Group, Inc., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $1,000,443. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
	Total Repurchase Agreements	1,383,752
	(Cost $1,383,752)

	Total Investments — 100.2%	702,137,477
	(Cost $585,190,119)
	Net Other Assets and Liabilities — (0.2)%	(1,591,422)
	Net Assets — 100.0%	$700,546,055

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,333,262 and the total value of the collateral held by the Fund is $1,383,752.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 699,418,053	$ 699,418,053	$ —	$ —
Money Market Funds	1,335,672	1,335,672	—	—
Repurchase Agreements	1,383,752	—	1,383,752	—
Total Investments	$702,137,477	$700,753,725	$1,383,752	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,333,262
Non-cash Collateral(2)	(1,333,262)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,383,752
Non-cash Collateral(4)	(1,383,752)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 78.6%
2,054,298	ACADIA Pharmaceuticals, Inc. (a)	$33,382,342
1,441,879	Alkermes PLC (a)	34,749,284
237,106	Alnylam Pharmaceuticals, Inc. (a)	57,616,758
131,736	Amgen, Inc.	41,160,913
93,144	Argenx SE, ADR (a)	40,055,646
1,357,912	Beam Therapeutics, Inc. (a)	31,815,878
249,192	BeiGene Ltd., ADR (a)	35,552,223
177,669	Biogen, Inc. (a)	41,187,228
381,815	BioMarin Pharmaceutical, Inc. (a)	31,434,829
407,158	BioNTech SE, ADR (a)	32,719,217
2,313,444	Catalyst Pharmaceuticals, Inc. (a)	35,835,247
493,560	Exact Sciences Corp. (a)	20,852,910
1,543,649	Exelixis, Inc. (a)	34,685,793
1,203,370	Genmab A/S, ADR (a)	30,240,688
517,273	Gilead Sciences, Inc.	35,490,100
911,958	Halozyme Therapeutics, Inc. (a)	47,750,121
653,864	Incyte Corp. (a)	39,637,236
334,890	Moderna, Inc. (a)	39,768,187
372,721	Natera, Inc. (a)	40,361,957
261,477	Neurocrine Biosciences, Inc. (a)	35,997,539
38,922	Regeneron Pharmaceuticals, Inc. (a)	40,908,190
151,387	United Therapeutics Corp. (a)	48,224,329
88,789	Vertex Pharmaceuticals, Inc. (a)	41,617,180
		871,043,795
	Life Sciences Tools & Services — 13.7%
402,040	Bruker Corp.	25,654,172
284,247	Illumina, Inc. (a)	29,669,702
27,920	Mettler-Toledo International, Inc. (a)	39,020,713
205,272	Repligen Corp. (a)	25,876,588
109,125	Waters Corp. (a)	31,659,345
		151,880,520
	Pharmaceuticals — 7.7%
1,497,686	Corcept Therapeutics, Inc. (a)	48,659,818
534,463	Intra-Cellular Therapies, Inc. (a)	36,605,371
		85,265,189
	Total Common Stocks	1,108,189,504
	(Cost $1,032,795,641)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
726,327	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$726,327
	(Cost $726,327)

	Total Investments — 100.1%	1,108,915,831
	(Cost $1,033,521,968)
	Net Other Assets and Liabilities — (0.1)%	(685,835)
	Net Assets — 100.0%	$1,108,229,996

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,108,189,504	$ 1,108,189,504	$ —	$ —
Money Market Funds	726,327	726,327	—	—
Total Investments	$1,108,915,831	$1,108,915,831	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 12.0%
3,136,649	Amazon.com, Inc. (a)	$606,157,419
2,164,859	eBay, Inc.	116,296,226
		722,453,645
	Communications Equipment — 10.7%
847,311	Arista Networks, Inc. (a)	296,965,559
611,395	Ciena Corp. (a)	29,457,011
5,726,746	Cisco Systems, Inc.	272,077,703
1,252,045	Juniper Networks, Inc.	45,649,561
		644,149,834
	Entertainment — 7.7%
577,407	Netflix, Inc. (a)	389,680,436
1,919,484	ROBLOX Corp., Class A (a)	71,424,000
		461,104,436
	Financial Services — 3.7%
3,879,748	PayPal Holdings, Inc. (a)	225,141,776
	Health Care Technology — 2.0%
674,350	Teladoc Health, Inc. (a)	6,595,143
639,843	Veeva Systems, Inc., Class A (a)	117,097,667
		123,692,810
	Hotels, Restaurants & Leisure — 12.4%
1,766,632	Airbnb, Inc., Class A (a)	267,874,410
68,052	Booking Holdings, Inc.	269,587,998
1,192,800	DoorDash, Inc., Class A (a)	129,752,784
2,066,385	DraftKings, Inc., Class A (a)	78,873,916
		746,089,108
	Interactive Media & Services — 22.2%
1,713,129	Alphabet, Inc., Class A	312,046,447
1,425,216	Alphabet, Inc., Class C	261,413,119
1,128,305	Meta Platforms, Inc., Class A	568,913,947
2,588,988	Pinterest, Inc., Class A (a)	114,096,701
3,988,948	Snap, Inc., Class A (a)	66,256,426
1,193,814	ZoomInfo Technologies, Inc. (a)	15,245,005
		1,337,971,645
	IT Services — 8.2%
594,817	Akamai Technologies, Inc. (a)	53,581,115
1,218,076	Cloudflare, Inc., Class A (a)	100,893,235
652,722	GoDaddy, Inc., Class A (a)	91,191,791
624,534	Okta, Inc. (a)	58,462,628
1,387,706	Snowflake, Inc., Class A (a)	187,465,203
		491,593,972
	Professional Services — 0.6%
233,621	Paycom Software, Inc.	33,417,148
	Software — 19.5%
749,723	Atlassian Corp., Class A (a)	132,611,004
Shares	Description	Value

	Software (Continued)
621,660	Box, Inc., Class A (a)	$16,436,690
1,179,628	Confluent, Inc., Class A (a)	34,834,415
1,109,860	Datadog, Inc., Class A (a)	143,937,743
899,518	DocuSign, Inc. (a)	48,124,213
1,000,996	Dropbox, Inc., Class A (a)	22,492,380
232,169	HubSpot, Inc. (a)	136,930,955
1,166,354	Marathon Digital Holdings, Inc. (a) (b)	23,152,127
977,467	Nutanix, Inc., Class A (a)	55,568,999
1,189,613	Salesforce, Inc.	305,849,502
487,213	Smartsheet, Inc., Class A (a)	21,476,349
759,917	Workday, Inc., Class A (a)	169,887,045
1,105,628	Zoom Video Communications, Inc., Class A (a)	65,442,121
		1,176,743,543
	Specialty Retail — 1.0%
464,647	Carvana Co. (a)	59,809,362
	Total Common Stocks	6,022,167,279
	(Cost $5,558,072,348)
MONEY MARKET FUNDS — 0.0%
2,679,120	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (c)	2,679,120
	(Cost $2,679,120)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$120,285	Mizuho Financial Group, Inc., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $120,338. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $122,691. (d)	120,285
	(Cost $120,285)

	Total Investments — 100.0%	6,024,966,684
	(Cost $5,560,871,753)
	Net Other Assets and Liabilities — (0.0)%	(1,301,807)
	Net Assets — 100.0%	$6,023,664,877

See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $117,909 and the total value of the collateral held by the Fund is $120,285.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,022,167,279	$ 6,022,167,279	$ —	$ —
Money Market Funds	2,679,120	2,679,120	—	—
Repurchase Agreements	120,285	—	120,285	—
Total Investments	$6,024,966,684	$6,024,846,399	$120,285	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$117,909
Non-cash Collateral(2)	(117,909)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$120,285
Non-cash Collateral(4)	(120,285)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.9%
577,073	General Dynamics Corp.	$167,431,960
359,056	Lockheed Martin Corp.	167,715,058
		335,147,018
	Beverages — 5.7%
2,768,067	Coca-Cola (The) Co.	176,187,465
3,134,260	Monster Beverage Corp. (a)	156,556,287
956,494	PepsiCo, Inc.	157,754,555
		490,498,307
	Biotechnology — 4.3%
1,000,870	AbbVie, Inc.	171,669,222
185,718	Regeneron Pharmaceuticals, Inc. (a)	195,195,190
		366,864,412
	Capital Markets — 6.1%
399,402	Ameriprise Financial, Inc.	170,620,540
444,539	Moody’s Corp.	187,119,801
1,347,526	Raymond James Financial, Inc.	166,567,689
		524,308,030
	Chemicals — 3.8%
373,192	Linde PLC	163,760,382
1,272,379	PPG Industries, Inc.	160,179,792
		323,940,174
	Commercial Services & Supplies — 2.0%
3,149,672	Copart, Inc. (a)	170,586,235
	Communications Equipment — 4.1%
3,446,909	Cisco Systems, Inc.	163,762,647
490,370	Motorola Solutions, Inc.	189,307,338
		353,069,985
	Construction Materials — 1.8%
289,212	Martin Marietta Materials, Inc.	156,695,062
	Consumer Staples Distribution & Retail — 4.5%
234,747	Costco Wholesale Corp.	199,532,603
2,797,824	Walmart, Inc.	189,440,663
		388,973,266
	Containers & Packaging — 2.0%
925,866	Packaging Corp. of America	169,026,097
	Distributors — 1.6%
1,025,643	Genuine Parts Co.	141,866,940
	Electronic Equipment, Instruments & Components — 2.4%
3,023,589	Amphenol Corp., Class A	203,699,191
Shares	Description	Value

	Financial Services — 3.8%
365,738	Mastercard, Inc., Class A	$161,348,976
617,372	Visa, Inc., Class A	162,041,629
		323,390,605
	Food Products — 1.9%
2,445,374	Mondelez International, Inc., Class A	160,025,275
	Ground Transportation — 3.8%
4,850,164	CSX Corp.	162,237,986
717,662	Union Pacific Corp.	162,378,204
		324,616,190
	Health Care Equipment & Supplies — 3.9%
1,552,523	Abbott Laboratories	161,322,665
511,800	Stryker Corp.	174,139,950
		335,462,615
	Health Care Providers & Services — 5.8%
696,503	Cencora, Inc.	156,922,126
313,413	Elevance Health, Inc.	169,825,968
332,359	UnitedHealth Group, Inc.	169,257,144
		496,005,238
	Household Products — 6.3%
1,911,561	Colgate-Palmolive Co.	185,497,880
1,313,210	Kimberly-Clark Corp.	181,485,622
1,053,210	Procter & Gamble (The) Co.	173,695,393
		540,678,895
	Industrial Conglomerates — 2.1%
857,379	Honeywell International, Inc.	183,084,712
	Insurance — 5.9%
665,658	Chubb Ltd.	169,796,043
822,858	Marsh & McLennan Cos., Inc.	173,392,638
2,033,961	W.R. Berkley Corp.	159,828,655
		503,017,336
	IT Services — 1.9%
2,469,669	Cognizant Technology Solutions Corp., Class A	167,937,492
	Machinery — 3.6%
664,997	Illinois Tool Works, Inc.	157,577,689
1,497,929	PACCAR, Inc.	154,196,811
		311,774,500
	Oil, Gas & Consumable Fuels — 1.9%
1,389,346	Exxon Mobil Corp.	159,941,511
	Pharmaceuticals — 1.9%
1,126,053	Johnson & Johnson	164,583,906
See Notes to Financial Statements

First Trust Capital Strength® ETF (FTCS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 3.8%
684,536	Automatic Data Processing, Inc.	$163,391,898
1,393,530	Paychex, Inc.	165,216,917
		328,608,815
	Software — 2.2%
417,304	Microsoft Corp.	186,514,023
	Specialty Retail — 6.4%
496,643	Home Depot (The), Inc.	170,964,386
1,249,099	Ross Stores, Inc.	181,519,067
1,784,004	TJX (The) Cos., Inc.	196,418,840
		548,902,293
	Technology Hardware, Storage & Peripherals — 2.5%
1,009,420	Apple, Inc.	212,604,040

	Total Investments — 99.9%	8,571,822,163
	(Cost $7,552,541,737)
	Net Other Assets and Liabilities — 0.1%	4,967,833
	Net Assets — 100.0%	$8,576,789,996

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,571,822,163	$ 8,571,822,163	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.0%
153,455	General Dynamics Corp.	$44,523,434
182,367	Huntington Ingalls Industries, Inc.	44,922,463
203,161	L3Harris Technologies, Inc.	45,625,897
97,152	Lockheed Martin Corp.	45,379,699
106,367	Northrop Grumman Corp.	46,370,694
449,294	RTX Corp.	45,104,625
		271,926,812
	Air Freight & Logistics — 1.0%
517,689	C.H. Robinson Worldwide, Inc.	45,618,755
330,524	United Parcel Service, Inc., Class B	45,232,209
		90,850,964
	Automobile Components — 0.5%
1,328,226	Gentex Corp.	44,774,498
	Automobiles — 1.0%
1,439,674	Honda Motor Co., Ltd., ADR	46,415,090
230,228	Toyota Motor Corp., ADR	47,189,833
		93,604,923
	Banks — 3.5%
537,555	Bank of Montreal	45,073,987
995,658	Bank of Nova Scotia (The)	45,521,484
945,518	Canadian Imperial Bank of Commerce	44,949,926
846,769	Commerce Bancshares, Inc.	47,232,775
230,341	JPMorgan Chase & Co.	46,588,770
431,277	Royal Bank of Canada	45,879,247
829,597	Toronto-Dominion (The) Bank	45,594,651
		320,840,840
	Beverages — 2.4%
1,049,250	Brown-Forman Corp., Class B	45,317,108
716,122	Coca-Cola (The) Co.	45,581,165
348,553	Diageo PLC, ADR	43,945,562
1,321,325	Keurig Dr Pepper, Inc.	44,132,255
272,552	PepsiCo, Inc.	44,952,001
		223,928,091
	Biotechnology — 1.5%
265,196	AbbVie, Inc.	45,486,418
143,990	Amgen, Inc.	44,989,676
647,676	Gilead Sciences, Inc.	44,437,050
		134,913,144
	Building Products — 1.0%
542,587	A.O. Smith Corp.	44,372,765
666,135	Johnson Controls International PLC	44,277,993
		88,650,758
Shares	Description	Value

	Capital Markets — 4.4%
770,181	Bank of New York Mellon (The) Corp.	$46,126,140
57,337	BlackRock, Inc.	45,142,567
234,830	CME Group, Inc.	46,167,578
99,139	Goldman Sachs Group (The), Inc.	44,842,553
350,956	Houlihan Lokey, Inc.	47,329,926
330,239	Intercontinental Exchange, Inc.	45,206,417
762,236	Nasdaq, Inc.	45,932,341
687,019	SEI Investments Co.	44,443,259
385,351	T. Rowe Price Group, Inc.	44,434,824
		409,625,605
	Chemicals — 2.4%
169,109	Air Products and Chemicals, Inc.	43,638,577
87,625	NewMarket Corp.	45,176,821
357,475	PPG Industries, Inc.	45,002,528
614,658	Sensient Technologies Corp.	45,601,477
546,336	Stepan Co.	45,870,371
		225,289,774
	Commercial Services & Supplies — 1.0%
689,292	Brady Corp., Class A	45,507,058
215,639	Waste Management, Inc.	46,004,424
		91,511,482
	Communications Equipment — 1.0%
968,917	Cisco Systems, Inc.	46,033,247
1,288,980	Juniper Networks, Inc.	46,996,211
		93,029,458
	Consumer Staples Distribution & Retail — 0.5%
915,844	Kroger (The) Co.	45,728,091
	Containers & Packaging — 1.9%
199,593	Avery Dennison Corp.	43,641,010
241,414	Packaging Corp. of America	44,072,540
1,034,097	Silgan Holdings, Inc.	43,773,326
859,488	Sonoco Products Co.	43,593,231
		175,080,107
	Distributors — 0.4%
135,571	Pool Corp.	41,665,035
	Diversified Telecommunication Services — 2.0%
2,456,326	AT&T, Inc.	46,940,390
1,378,174	BCE, Inc.	44,611,492
2,890,253	TELUS Corp.	43,758,431
1,112,709	Verizon Communications, Inc.	45,888,119
		181,198,432
	Electric Utilities — 6.9%
730,044	ALLETE, Inc.	45,518,243
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
895,956	Alliant Energy Corp.	$45,604,160
519,747	American Electric Power Co., Inc.	45,602,602
1,299,586	Avangrid, Inc.	46,174,291
451,288	Duke Energy Corp.	45,232,596
425,234	Entergy Corp.	45,500,038
858,358	Evergy, Inc.	45,467,223
789,835	Eversource Energy	44,791,543
1,296,645	Exelon Corp.	44,876,883
1,162,995	Fortis, Inc.	45,170,726
495,517	IDACORP, Inc.	46,157,409
534,486	Otter Tail Corp.	46,815,629
577,394	Southern (The) Co.	44,788,453
848,656	Xcel Energy, Inc.	45,326,717
		637,026,513
	Electrical Equipment — 1.0%
419,049	Emerson Electric Co.	46,162,438
120,691	Hubbell, Inc.	44,110,147
		90,272,585
	Electronic Equipment, Instruments & Components — 0.5%
303,179	TE Connectivity Ltd.	45,607,217
	Financial Services — 0.5%
275,252	Jack Henry & Associates, Inc.	45,697,337
	Food Products — 7.3%
752,594	Cal-Maine Foods, Inc.	45,991,019
1,011,941	Campbell Soup Co.	45,729,614
1,561,363	Conagra Brands, Inc.	44,373,936
2,009,232	Flowers Foods, Inc.	44,604,950
672,993	General Mills, Inc.	42,573,537
244,585	Hershey (The) Co.	44,962,061
1,479,666	Hormel Foods Corp.	45,115,016
393,799	Ingredion, Inc.	45,168,745
273,704	J & J Snack Foods Corp.	44,441,319
409,532	J.M. Smucker (The) Co.	44,655,369
786,311	Kellanova	45,354,419
241,600	Lancaster Colony Corp.	45,655,152
662,000	McCormick & Co., Inc.	46,962,280
669,550	Mondelez International, Inc., Class A	43,815,352
1,537,775	Tootsie Roll Industries, Inc.	47,009,782
		676,412,551
	Gas Utilities — 4.0%
388,160	Atmos Energy Corp.	45,278,864
428,413	Chesapeake Utilities Corp.	45,497,461
818,044	National Fuel Gas Co.	44,329,804
1,073,848	New Jersey Resources Corp.	45,896,263
1,294,446	Northwest Natural Holding Co.	46,742,445
Shares	Description	Value

	Gas Utilities (Continued)
746,948	ONE Gas, Inc.	$47,692,630
612,683	Southwest Gas Holdings, Inc.	43,120,630
772,783	Spire, Inc.	46,931,112
		365,489,209
	Ground Transportation — 2.5%
387,207	Canadian National Railway Co.	45,740,763
1,379,414	CSX Corp.	46,141,398
209,487	Norfolk Southern Corp.	44,974,764
202,376	Union Pacific Corp.	45,789,594
1,286,448	Werner Enterprises, Inc.	46,093,432
		228,739,951
	Health Care Equipment & Supplies — 2.0%
435,049	Abbott Laboratories	45,205,941
1,339,875	Baxter International, Inc.	44,818,819
194,187	Becton Dickinson & Co.	45,383,444
565,282	Medtronic PLC	44,493,346
		179,901,550
	Health Care Providers & Services — 2.0%
742,112	CVS Health Corp.	43,829,135
2,464,250	Premier, Inc., Class A	46,007,547
326,683	Quest Diagnostics, Inc.	44,716,369
93,491	UnitedHealth Group, Inc.	47,611,227
		182,164,278
	Hotels, Restaurants & Leisure — 1.5%
175,936	McDonald’s Corp.	44,835,530
574,570	Starbucks Corp.	44,730,275
341,893	Yum! Brands, Inc.	45,287,147
		134,852,952
	Household Durables — 0.5%
282,271	Garmin Ltd.	45,987,591
	Household Products — 2.9%
336,543	Clorox (The) Co.	45,928,023
462,774	Colgate-Palmolive Co.	44,907,589
327,919	Kimberly-Clark Corp.	45,318,406
271,953	Procter & Gamble (The) Co.	44,850,489
1,588,434	Reynolds Consumer Products, Inc.	44,444,383
207,175	WD-40 Co.	45,503,917
		270,952,807
	Industrial Conglomerates — 1.0%
444,801	3M Co.	45,454,214
212,195	Honeywell International, Inc.	45,312,121
		90,766,335
	Insurance — 5.9%
506,586	Aflac, Inc.	45,243,196
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
282,062	Allstate (The) Corp.	$45,034,019
270,683	Assurant, Inc.	45,001,049
172,143	Chubb Ltd.	43,910,236
1,017,560	CNA Financial Corp.	46,878,989
126,431	Erie Indemnity Co., Class A	45,818,594
368,872	Hanover Insurance Group (The), Inc.	46,271,304
212,332	Marsh & McLennan Cos., Inc.	44,742,599
493,758	Selective Insurance Group, Inc.	46,329,313
932,429	Sun Life Financial, Inc.	45,679,697
217,018	Travelers (The) Cos., Inc.	44,128,440
171,938	Willis Towers Watson PLC	45,071,827
		544,109,263
	IT Services — 2.5%
149,118	Accenture PLC, Class A	45,243,892
584,321	Amdocs Ltd.	46,114,613
667,011	Cognizant Technology Solutions Corp., Class A	45,356,748
2,525,380	Infosys Ltd., ADR	47,022,576
261,761	International Business Machines Corp.	45,271,565
		229,009,394
	Machinery — 4.9%
138,817	Caterpillar, Inc.	46,239,943
161,327	Cummins, Inc.	44,676,286
121,138	Deere & Co.	45,260,791
627,281	Donaldson Co., Inc.	44,888,228
574,140	Graco, Inc.	45,517,819
224,009	IDEX Corp.	45,070,611
188,837	Illinois Tool Works, Inc.	44,746,816
242,843	Lincoln Electric Holdings, Inc.	45,809,903
472,906	Otis Worldwide Corp.	45,521,932
171,319	Snap-on, Inc.	44,781,073
		452,513,402
	Media — 0.5%
1,190,497	Comcast Corp., Class A	46,619,863
	Multi-Utilities — 3.9%
643,855	Ameren Corp.	45,784,529
753,833	CMS Energy Corp.	44,875,678
501,924	Consolidated Edison, Inc.	44,882,044
406,120	DTE Energy Co.	45,083,381
1,586,238	NiSource, Inc.	45,699,517
612,848	Public Service Enterprise Group, Inc.	45,166,898
599,220	Sempra	45,576,673
577,321	WEC Energy Group, Inc.	45,296,606
		362,365,326
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 2.0%
287,553	Chevron Corp.	$44,979,040
647,410	DT Midstream, Inc.	45,985,532
1,304,397	Enbridge, Inc.	46,423,489
401,672	Exxon Mobil Corp.	46,240,481
		183,628,542
	Personal Care Products — 0.5%
813,688	Unilever PLC, ADR	44,744,703
	Pharmaceuticals — 4.4%
577,173	AstraZeneca PLC, ADR	45,013,722
1,084,788	Bristol-Myers Squibb Co.	45,051,246
1,129,727	GSK PLC, ADR	43,494,489
307,207	Johnson & Johnson	44,901,375
344,547	Merck & Co., Inc.	42,654,918
428,337	Novartis AG, ADR	45,600,757
321,977	Novo Nordisk A/S, ADR	45,958,997
1,615,317	Pfizer, Inc.	45,196,570
935,482	Sanofi, ADR	45,389,587
		403,261,661
	Professional Services — 3.9%
183,829	Automatic Data Processing, Inc.	43,878,144
291,374	Booz Allen Hamilton Holding Corp.	44,842,459
226,965	Broadridge Financial Solutions, Inc.	44,712,105
1,430,233	Genpact Ltd.	46,039,200
516,525	Maximus, Inc.	44,266,192
363,341	Paychex, Inc.	43,077,709
701,751	Robert Half, Inc.	44,898,029
277,005	Thomson Reuters Corp.	46,694,733
		358,408,571
	Semiconductors & Semiconductor Equipment — 1.0%
200,521	Analog Devices, Inc.	45,770,923
236,345	Texas Instruments, Inc.	45,976,193
		91,747,116
	Software — 0.5%
571,699	Dolby Laboratories, Inc., Class A	45,295,712
	Specialized REITs — 1.0%
60,904	Equinix, Inc.	46,079,966
156,717	Public Storage	45,079,645
		91,159,611
	Specialty Retail — 1.4%
130,559	Home Depot (The), Inc.	44,943,630
200,581	Lowe’s Cos., Inc.	44,220,087
165,156	Tractor Supply Co.	44,592,120
		133,755,837
See Notes to Financial Statements

First Trust Value Line® Dividend Index Fund (FVD)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 0.4%
471,449	NIKE, Inc., Class B	$35,533,111
	Tobacco — 2.0%
986,226	Altria Group, Inc.	44,922,594
1,415,648	British American Tobacco PLC, ADR	43,785,993
449,692	Philip Morris International, Inc.	45,567,290
952,203	Universal Corp.	45,886,663
		180,162,540
	Trading Companies & Distributors — 1.9%
704,344	Fastenal Co.	44,260,977
347,126	GATX Corp.	45,945,598
568,581	MSC Industrial Direct Co., Inc., Class A	45,094,159
94,951	Watsco, Inc.	43,985,101
		179,285,835
	Water Utilities — 1.5%
629,441	American States Water Co.	45,678,533
933,000	California Water Service Group	45,241,170
1,207,439	Essential Utilities, Inc.	45,073,698
		135,993,401
	Wireless Telecommunication Services — 1.5%
2,720,331	America Movil S.A.B. de C.V., ADR	46,245,627
1,204,905	Rogers Communications, Inc., Class B	44,557,387
257,449	T-Mobile US, Inc.	45,357,365
		136,160,379
	Total Common Stocks	9,180,243,157
	(Cost $8,637,501,627)
MONEY MARKET FUNDS — 0.1%
9,458,347	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	9,458,347
	(Cost $9,458,347)

	Total Investments — 99.9%	9,189,701,504
	(Cost $8,646,959,974)
	Net Other Assets and Liabilities — 0.1%	12,314,302
	Net Assets — 100.0%	$9,202,015,806

(a)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,180,243,157	$ 9,180,243,157	$ —	$ —
Money Market Funds	9,458,347	9,458,347	—	—
Total Investments	$9,189,701,504	$9,189,701,504	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 2.5%
61,359	Tesla, Inc. (a)	$12,141,719
	Biotechnology — 2.2%
10,083	Regeneron Pharmaceuticals, Inc. (a)	10,597,535
	Building Products — 2.1%
31,304	Trane Technologies PLC	10,296,825
	Capital Markets — 3.9%
21,707	Ameriprise Financial, Inc.	9,273,013
76,213	Blackstone, Inc.	9,435,170
		18,708,183
	Chemicals — 1.7%
113,545	CF Industries Holdings, Inc.	8,415,955
	Commercial Services & Supplies — 1.9%
170,690	Copart, Inc. (a)	9,244,570
	Communications Equipment — 2.7%
36,674	Arista Networks, Inc. (a)	12,853,504
	Construction Materials — 1.8%
15,722	Martin Marietta Materials, Inc.	8,518,180
	Consumer Finance — 1.9%
39,115	American Express Co.	9,057,078
	Electronic Equipment, Instruments & Components — 4.0%
163,812	Amphenol Corp., Class A	11,036,014
76,072	Jabil, Inc.	8,275,873
		19,311,887
	Energy Equipment & Services — 3.4%
231,001	Halliburton Co.	7,803,214
181,086	Schlumberger N.V.	8,543,637
		16,346,851
	Entertainment — 2.3%
16,207	Netflix, Inc. (a)	10,937,780
	Financial Services — 7.4%
83,831	Apollo Global Management, Inc.	9,897,926
30,667	Corpay, Inc. (a)	8,169,996
19,855	Mastercard, Inc., Class A	8,759,232
33,475	Visa, Inc., Class A	8,786,183
		35,613,337
	Health Care Equipment & Supplies — 1.6%
69,118	Dexcom, Inc. (a)	7,836,599
Shares	Description	Value

	Health Care Providers & Services — 3.7%
37,697	Cencora, Inc.	$8,493,134
18,014	UnitedHealth Group, Inc.	9,173,810
		17,666,944
	Hotels, Restaurants & Leisure — 2.1%
157,581	Chipotle Mexican Grill, Inc. (a)	9,872,450
	Household Durables — 3.7%
63,500	D.R. Horton, Inc.	8,949,055
60,083	Lennar Corp., Class A	9,004,639
		17,953,694
	Insurance — 3.7%
24,363	Everest Group Ltd.	9,282,790
109,594	W.R. Berkley Corp.	8,611,897
		17,894,687
	Interactive Media & Services — 4.2%
58,539	Alphabet, Inc., Class A	10,662,879
18,719	Meta Platforms, Inc., Class A	9,438,494
		20,101,373
	Machinery — 3.5%
25,507	Caterpillar, Inc.	8,496,382
81,199	PACCAR, Inc.	8,358,625
		16,855,007
	Metals & Mining — 3.2%
47,142	Nucor Corp.	7,452,208
28,207	Reliance, Inc.	8,055,919
		15,508,127
	Oil, Gas & Consumable Fuels — 3.4%
69,798	ConocoPhillips	7,983,495
67,846	EOG Resources, Inc.	8,539,776
		16,523,271
	Semiconductors & Semiconductor Equipment — 14.7%
47,625	Applied Materials, Inc.	11,239,024
7,527	Broadcom, Inc.	12,084,824
84,747	Enphase Energy, Inc. (a)	8,450,123
14,320	KLA Corp.	11,806,983
15,226	Monolithic Power Systems, Inc.	12,510,900
117,980	NVIDIA Corp.	14,575,249
		70,667,103
	Software — 12.3%
32,220	Cadence Design Systems, Inc. (a)	9,915,705
14,893	Intuit, Inc.	9,787,829
32,523	Palo Alto Networks, Inc. (a)	11,025,622
12,643	ServiceNow, Inc. (a)	9,945,869
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
17,684	Synopsys, Inc. (a)	$10,523,041
35,761	Workday, Inc., Class A (a)	7,994,729
		59,192,795
	Specialty Retail — 2.2%
96,697	TJX (The) Cos., Inc.	10,646,340
	Textiles, Apparel & Luxury Goods — 3.8%
11,315	Deckers Outdoor Corp. (a)	10,952,354
95,476	NIKE, Inc., Class B	7,196,026
		18,148,380
	Total Common Stocks	480,910,174
	(Cost $455,276,713)
MONEY MARKET FUNDS — 0.1%
413,460	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	413,460
	(Cost $413,460)

	Total Investments — 100.0%	481,323,634
	(Cost $455,690,173)
	Net Other Assets and Liabilities — (0.0)%	(78,036)
	Net Assets — 100.0%	$481,245,598

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 480,910,174	$ 480,910,174	$ —	$ —
Money Market Funds	413,460	413,460	—	—
Total Investments	$481,323,634	$481,323,634	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 83.2%
8,007	AAR Corp. (a)	$582,109
6,359	AeroVironment, Inc. (a)	1,158,355
7,795	Astronics Corp. (a)	156,134
29,281	Boeing (The) Co. (a)	5,329,435
8,636	Curtiss-Wright Corp.	2,340,183
3,308	Ducommun, Inc. (a)	192,062
17,246	General Dynamics Corp.	5,003,754
12,945	HEICO Corp.	2,894,631
18,780	Hexcel Corp.	1,172,811
38,786	Howmet Aerospace, Inc.	3,010,957
8,951	Huntington Ingalls Industries, Inc.	2,204,900
27,570	Intuitive Machines, Inc. (a)	90,981
33,712	Kratos Defense & Security Solutions, Inc. (a)	674,577
12,251	L3Harris Technologies, Inc.	2,751,330
59,355	Leonardo DRS, Inc. (a)	1,514,146
11,023	Lockheed Martin Corp.	5,148,843
13,417	Mercury Systems, Inc. (a)	362,125
7,230	Moog, Inc., Class A	1,209,579
1,601	National Presto Industries, Inc.	120,283
5,442	Northrop Grumman Corp.	2,372,440
110,548	Rocket Lab USA, Inc. (a)	530,630
49,597	RTX Corp.	4,979,043
26,229	Spirit AeroSystems Holdings, Inc., Class A (a)	862,147
26,419	Textron, Inc.	2,268,335
4,068	TransDigm Group, Inc.	5,197,318
17,372	Triumph Group, Inc. (a)	267,703
4,520	Virgin Galactic Holdings, Inc. (a)	38,104
13,628	Woodward, Inc.	2,376,451
		54,809,366
	Diversified Telecommunication Services — 1.0%
56,647	AST SpaceMobile, Inc. (a)	657,672
	Professional Services — 15.7%
5,037	CACI International, Inc., Class A (a)	2,166,565
30,527	KBR, Inc.	1,958,002
19,743	Leidos Holdings, Inc.	2,880,109
23,918	Parsons Corp. (a)	1,956,731
11,673	Science Applications International Corp.	1,372,161
		10,333,568
	Total Common Stocks	65,800,606
	(Cost $57,474,332)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
56,663	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$56,663
	(Cost $56,663)

	Total Investments — 100.0%	65,857,269
	(Cost $57,530,995)
	Net Other Assets and Liabilities — (0.0)%	(25,594)
	Net Assets — 100.0%	$65,831,675

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 65,800,606	$ 65,800,606	$ —	$ —
Money Market Funds	56,663	56,663	—	—
Total Investments	$65,857,269	$65,857,269	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 4.1%
168	General Dynamics Corp.	$48,743
96	Lockheed Martin Corp.	44,842
		93,585
	Building Products — 4.7%
312	Advanced Drainage Systems, Inc.	50,042
140	Carlisle Cos., Inc.	56,729
		106,771
	Chemicals — 10.7%
550	CF Industries Holdings, Inc.	40,766
798	Dow, Inc.	42,334
460	LyondellBasell Industries N.V., Class A	44,004
1,226	Mosaic (The) Co.	35,431
812	Olin Corp.	38,286
392	RPM International, Inc.	42,210
		243,031
	Containers & Packaging — 4.2%
216	Avery Dennison Corp.	47,229
268	Packaging Corp. of America	48,926
		96,155
	Electrical Equipment — 1.7%
140	Rockwell Automation, Inc.	38,539
	Electronic Equipment, Instruments & Components — 1.7%
276	Keysight Technologies, Inc. (a)	37,743
	Energy Equipment & Services — 10.0%
1,498	ChampionX Corp.	49,748
1,210	Halliburton Co.	40,874
4,052	Patterson-UTI Energy, Inc.	41,979
842	Schlumberger N.V.	39,725
448	Weatherford International PLC (a)	54,858
		227,184
	Ground Transportation — 1.8%
178	Union Pacific Corp.	40,274
	Hotel & Resort REITs — 3.5%
2,248	Host Hotels & Resorts, Inc.	40,419
398	Ryman Hospitality Properties, Inc.	39,744
		80,163
	Industrial Conglomerates — 1.8%
400	3M Co.	40,876
Shares	Description	Value

	Machinery — 15.1%
148	Caterpillar, Inc.	$49,299
182	Cummins, Inc.	50,401
284	Dover Corp.	51,248
594	Fortive Corp.	44,016
448	PACCAR, Inc.	46,117
96	Parker-Hannifin Corp.	48,558
344	Westinghouse Air Brake Technologies Corp.	54,369
		344,008
	Metals & Mining — 3.6%
2,144	Cleveland-Cliffs, Inc. (a)	32,996
370	Steel Dynamics, Inc.	47,915
		80,911
	Oil, Gas & Consumable Fuels — 27.0%
1,220	APA Corp.	35,917
966	Devon Energy Corp.	45,788
282	Diamondback Energy, Inc.	56,454
362	EOG Resources, Inc.	45,565
1,812	Marathon Oil Corp.	51,950
770	Matador Resources Co.	45,892
1,026	Murphy Oil Corp.	42,312
996	Ovintiv, Inc.	46,682
996	PBF Energy, Inc., Class A	45,836
3,218	Permian Resources Corp.	51,971
1,130	SM Energy Co.	48,850
6,682	Southwestern Energy Co. (a)	44,970
336	Valero Energy Corp.	52,671
		614,858
	Residential REITs — 2.1%
176	Essex Property Trust, Inc.	47,907
	Retail REITs — 3.8%
654	Regency Centers Corp.	40,679
306	Simon Property Group, Inc.	46,451
		87,130
	Specialized REITs — 3.9%
886	Gaming and Leisure Properties, Inc.	40,056
412	Lamar Advertising Co., Class A	49,247
		89,303
	Total Common Stocks	2,268,438
	(Cost $2,205,568)
See Notes to Financial Statements

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
4,482	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$4,482
	(Cost $4,482)

	Total Investments — 99.9%	2,272,920
	(Cost $2,210,050)
	Net Other Assets and Liabilities — 0.1%	1,409
	Net Assets — 100.0%	$2,274,329

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,268,438	$ 2,268,438	$ —	$ —
Money Market Funds	4,482	4,482	—	—
Total Investments	$2,272,920	$2,272,920	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
ASSETS:
Investments, at value	$171,518,482	$3,859,975,433	$702,137,477	$1,108,915,831
Receivables:
Investment securities sold	617,482	—	—	—
Dividends	112,104	13,158,091	281,229	1,604
Reclaims	268	—	10,993	69,294
Securities lending income	50	—	2,533	—
Capital shares sold	—	—	—	—
Prepaid expenses	4,223	25,540	6,123	7,999
Total Assets	172,252,609	3,873,159,064	702,438,355	1,108,994,728

LIABILITIES:
Due to custodian	—	—	—	—
Payables:
Investment securities purchased	613,848	—	—	—
Investment advisory fees	64,154	969,739	231,860	368,996
Licensing fees	50,420	891,588	169,370	222,052
Audit and tax fees	14,617	14,482	14,641	14,350
Shareholder reporting fees	9,632	150,533	33,009	60,604
Trustees’ fees	17	—	—	—
Capital shares redeemed	—	—	—	—
Collateral for securities on loan	—	—	1,383,752	—
Other liabilities	20,877	308,022	59,668	98,730
Total Liabilities	773,565	2,334,364	1,892,300	764,732
NET ASSETS	$171,479,044	$3,870,824,700	$700,546,055	$1,108,229,996

NET ASSETS consist of:
Paid-in capital	$223,885,849	$4,214,541,522	$1,226,648,344	$1,719,544,264
Par value	28,550	1,021,000	70,500	72,000
Accumulated distributable earnings (loss)	(52,435,355)	(344,737,822)	(526,172,789)	(611,386,268)
NET ASSETS	$171,479,044	$3,870,824,700	$700,546,055	$1,108,229,996
NET ASSET VALUE, per share	$60.06	$37.91	$99.37	$153.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,855,000	102,100,002	7,050,002	7,200,002
Investments, at cost	$162,779,600	$3,758,047,604	$585,190,119	$1,033,521,968
Securities on loan, at value	$—	$—	$1,333,262	$—
See Notes to Financial Statements

First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

$6,024,966,684	$8,571,822,163	$9,189,701,504	$481,323,634	$65,857,269	$2,272,920

1,987,078	—	4,069,429	—	—	—
24,685	10,001,008	16,899,212	134,092	7,133	2,528
—	—	2,449,386	—	—	—
—	—	—	—	—	—
40,977,309	—	—	1,522,929	—	—
26,842	34,390	54,260	—	—	—
6,067,982,598	8,581,857,561	9,213,173,791	482,980,655	65,864,402	2,275,448

—	898,737	516	—	—	—

40,982,509	—	—	1,521,815	—	—
1,879,609	3,436,805	3,711,180	213,242	32,727	1,119
894,469	—	2,414,612	—	—	—
14,424	14,524	14,712	—	—	—
119,223	239,264	379,001	—	—	—
—	—	—	—	—	—
—	—	4,078,396	—	—	—
120,285	—	—	—	—	—
307,202	478,235	559,568	—	—	—
44,317,721	5,067,565	11,157,985	1,735,057	32,727	1,119
$6,023,664,877	$8,576,789,996	$9,202,015,806	$481,245,598	$65,831,675	$2,274,329

$7,055,952,778	$8,125,742,724	$9,015,824,657	$454,177,925	$57,616,715	$2,230,209
294,000	1,020,500	2,256,409	158,000	23,500	1,000
(1,032,581,901)	450,026,772	183,934,740	26,909,673	8,191,460	43,120
$6,023,664,877	$8,576,789,996	$9,202,015,806	$481,245,598	$65,831,675	$2,274,329
$204.89	$84.04	$40.78	$30.46	$28.01	$22.74
29,400,002	102,050,002	225,640,884	15,800,002	2,350,002	100,002
$5,560,871,753	$7,552,541,737	$8,646,959,974	$455,690,173	$57,530,995	$2,210,050
$117,909	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust Dow Jones Select MicroCap Index Fund (FDM)	First Trust Morningstar Dividend Leaders Index Fund (FDL)	First Trust US Equity Opportunities ETF (FPX)
INVESTMENT INCOME:
Dividends	$2,171,950	$98,557,814	$1,875,876
Securities lending income (net of fees)	24,733	—	158,155
Foreign withholding tax	—	—	—
Total investment income	2,196,683	98,557,814	2,034,031

EXPENSES:
Investment advisory fees	426,611	5,858,001	1,469,898
Licensing fees	35,649	1,821,765	367,480
Accounting and administration fees	35,300	566,882	120,531
Audit and tax fees	14,534	14,492	14,545
Shareholder reporting fees	11,803	156,739	30,892
Custodian fees	4,377	(46,644)	(6,642)
Transfer agent fees	4,266	61,704	18,374
Trustees’ fees and expenses	4,096	5,861	4,337
Listing fees	3,871	8,671	3,871
Legal fees	1,896	52,572	9,411
Other expenses	1,385	34,246	4,121
Total expenses	543,788	8,534,289	2,036,818
Less fees waived by the investment advisor	(31,855)	—	—
Net expenses	511,933	8,534,289	2,036,818
NET INVESTMENT INCOME (LOSS)	1,684,750	90,023,525	(2,787)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	189,879	(98,824,926)	3,862,907
In-kind redemptions	—	182,778,927	24,008,768
Foreign currency transactions	—	—	—
Net realized gain (loss)	189,879	83,954,001	27,871,675
Net change in unrealized appreciation (depreciation) on:
Investments	(4,100,690)	126,831,961	(486,403)
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(4,100,690)	126,831,961	(486,403)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,910,811)	210,785,962	27,385,272
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,226,061)	$300,809,487	$27,382,485

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust NYSE® Arca® Biotechnology Index Fund (FBT)	First Trust Dow Jones Internet Index Fund (FDN)	First Trust Capital Strength® ETF (FTCS)	First Trust Value Line® Dividend Index Fund (FVD)	First Trust Growth StrengthTM ETF (FTGS)

$1,431,248	$9,353,898	$77,854,135	$142,455,214	$1,097,195
572	2,557	—	—	—
—	—	—	(3,093,374)	—
1,431,820	9,356,455	77,854,135	139,361,840	1,097,195

2,323,564	11,913,560	21,181,319	23,910,168	694,436 (a)
461,695	1,845,556	96,229	5,025,764	—
195,333	716,598	875,089	855,492	—
14,488	14,492	14,522	14,734	—
59,875	186,716	287,045	387,779	—
(18,355)	8,747	(102,757)	(154,733)	—
26,954	88,358	121,887	136,702	—
4,530	6,928	8,311	8,780	—
3,871	4,832	2,285	15,856	—
16,273	67,064	106,333	139,033	—
8,151	20,296	61,508	84,879	—
3,096,379	14,873,147	22,651,771	30,424,454	694,436
—	—	—	—	—
3,096,379	14,873,147	22,651,771	30,424,454	694,436
(1,664,559)	(5,516,692)	55,202,364	108,937,386	402,759

(39,564,110)	(661,180,690)	(186,217,566)	(31,616,404)	(5,606,105)
29,272,235	272,768,552	513,159,582	473,019,866	7,074,458
—	—	—	(5,719)	—
(10,291,875)	(388,412,138)	326,942,016	441,397,743	1,468,353

(23,871,109)	971,143,010	107,477,665	(360,869,086)	18,197,328
—	—	—	3,842	—
(23,871,109)	971,143,010	107,477,665	(360,865,244)	18,197,328
(34,162,984)	582,730,872	434,419,681	80,532,499	19,665,681
$(35,827,543)	$577,214,180	$489,622,045	$189,469,885	$20,068,440
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations (Continued)
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust Indxx Aerospace & Defense ETF (MISL)	First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
INVESTMENT INCOME:
Dividends	$277,494	$17,965
Securities lending income (net of fees)	—	—
Foreign withholding tax	—	—
Total investment income	277,494	17,965

EXPENSES:
Investment advisory fees	160,806 (a)	4,026 (a)
Licensing fees	—	—
Accounting and administration fees	—	—
Audit and tax fees	—	—
Shareholder reporting fees	—	—
Custodian fees	—	—
Transfer agent fees	—	—
Trustees’ fees and expenses	—	—
Listing fees	—	—
Legal fees	—	—
Other expenses	—	—
Total expenses	160,806	4,026
Less fees waived by the investment advisor	—	—
Net expenses	160,806	4,026
NET INVESTMENT INCOME (LOSS)	116,688	13,939

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(22,087)	(2,819)
In-kind redemptions	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	(22,087)	(2,819)
Net change in unrealized appreciation (depreciation) on:
Investments	5,293,256	13,815
Foreign currency translation	—	—
Net change in unrealized appreciation (depreciation)	5,293,256	13,815
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,271,169	10,996
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,387,857	$24,935

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dow Jones Select MicroCap Index Fund (FDM)		First Trust Morningstar Dividend Leaders Index Fund (FDL)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$1,684,750	$3,003,967	$90,023,525	$206,206,556
Net realized gain (loss)	189,879	(4,424,117)	83,954,001	80,210,578
Net change in unrealized appreciation (depreciation)	(4,100,690)	22,992,909	126,831,961	(249,758,782)
Net increase (decrease) in net assets resulting from operations	(2,226,061)	21,572,759	300,809,487	36,658,352

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,600,798)	(3,022,144)	(84,684,941)	(206,188,898)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,923,727	23,930,860	870,156,518	1,747,025,494
Cost of shares redeemed	—	(14,540,849)	(1,186,254,370)	(2,408,514,348)
Net increase (decrease) in net assets resulting from shareholder transactions	2,923,727	9,390,011	(316,097,852)	(661,488,854)
Total increase (decrease) in net assets	(903,132)	27,940,626	(99,973,306)	(831,019,400)

NET ASSETS:
Beginning of period	172,382,176	144,441,550	3,970,798,006	4,801,817,406
End of period	$171,479,044	$172,382,176	$3,870,824,700	$3,970,798,006

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,805,000	2,605,000	110,700,002	131,400,002
Shares sold	50,000	450,000	22,850,000	49,150,000
Shares redeemed	—	(250,000)	(31,450,000)	(69,850,000)
Shares outstanding, end of period	2,855,000	2,805,000	102,100,002	110,700,002
See Notes to Financial Statements

First Trust US Equity Opportunities ETF (FPX)		First Trust NYSE® Arca® Biotechnology Index Fund (FBT)		First Trust Dow Jones Internet Index Fund (FDN)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023

$(2,787)	$1,937,836	$(1,664,559)	$(4,202,661)	$(5,516,692)	$(13,138,352)
27,871,675	(13,044,002)	(10,291,875)	25,741,350	(388,412,138)	80,815,318
(486,403)	156,996,014	(23,871,109)	(607,012)	971,143,010	1,755,649,051
27,382,485	145,889,848	(35,827,543)	20,931,677	577,214,180	1,823,326,017

(79,920)	(2,404,856)	—	—	—	—

5,025,173	27,613,553	14,956,321	45,817,917	798,960,053	5,248,074,135
(78,692,118)	(227,281,860)	(158,652,305)	(262,351,148)	(1,311,418,978)	(4,665,330,390)
(73,666,945)	(199,668,307)	(143,695,984)	(216,533,231)	(512,458,925)	582,743,745
(46,364,380)	(56,183,315)	(179,523,527)	(195,601,554)	64,755,255	2,406,069,762

746,910,435	803,093,750	1,287,753,523	1,483,355,077	5,958,909,622	3,552,839,860
$700,546,055	$746,910,435	$1,108,229,996	$1,287,753,523	$6,023,664,877	$5,958,909,622

7,800,002	10,200,002	8,150,002	9,600,002	31,950,002	28,850,002
50,000	300,000	100,000	300,000	4,050,000	32,000,000
(800,000)	(2,700,000)	(1,050,000)	(1,750,000)	(6,600,000)	(28,900,000)
7,050,002	7,800,002	7,200,002	8,150,002	29,400,002	31,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® ETF (FTCS)		First Trust Value Line® Dividend Index Fund (FVD)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$55,202,364	$134,181,222	$108,937,386	$276,020,171
Net realized gain (loss)	326,942,016	210,182,791	441,397,743	386,276,738
Net change in unrealized appreciation (depreciation)	107,477,665	372,122,905	(360,865,244)	(260,437,368)
Net increase (decrease) in net assets resulting from operations	489,622,045	716,486,918	189,469,885	401,859,541

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(52,797,311)	(133,727,407)	(109,365,927)	(274,259,890)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,389,624,743	1,899,324,126	701,183,970	666,352,515
Cost of shares redeemed	(2,993,644,120)	(2,430,246,599)	(2,373,135,083)	(2,442,760,000)
Net increase (decrease) in net assets resulting from shareholder transactions	(604,019,377)	(530,922,473)	(1,671,951,113)	(1,776,407,485)
Total increase (decrease) in net assets	(167,194,643)	51,837,038	(1,591,847,155)	(1,648,807,834)

NET ASSETS:
Beginning of period	8,743,984,639	8,692,147,601	10,793,862,961	12,442,670,795
End of period	$8,576,789,996	$8,743,984,639	$9,202,015,806	$10,793,862,961

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	109,250,002	116,100,002	266,190,884	311,940,884
Shares sold	29,500,000	25,600,000	16,950,000	16,650,000
Shares redeemed	(36,700,000)	(32,450,000)	(57,500,000)	(62,400,000)
Shares outstanding, end of period	102,050,002	109,250,002	225,640,884	266,190,884

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Growth StrengthTM ETF (FTGS)		First Trust Indxx Aerospace & Defense ETF (MISL)		First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)

$402,759	$155,625	$116,688	$232,849	$13,939	$16,503
1,468,353	445,140	(22,087)	2,828,484	(2,819)	59,788
18,197,328	7,428,679	5,293,256	2,942,661	13,815	49,055
20,068,440	8,029,444	5,387,857	6,003,994	24,935	125,346

(313,335)	(160,091)	(139,421)	(247,120)	(12,420)	(16,931)

464,052,931	62,191,053	18,594,376	54,631,858	1,166,337	2,041,251
(67,769,424)	(5,877,891)	—	(20,629,990)	—	(1,054,189)
396,283,507	56,313,162	18,594,376	34,001,868	1,166,337	987,062
416,038,612	64,182,515	23,842,812	39,758,742	1,178,852	1,095,477

65,206,986	1,024,471	41,988,863	2,230,121	1,095,477	—
$481,245,598	$65,206,986	$65,831,675	$41,988,863	$2,274,329	$1,095,477

2,400,002	50,002	1,650,002	100,002	50,002	—
15,800,000	2,600,000	700,000	2,400,000	50,000	100,002
(2,400,000)	(250,000)	—	(850,000)	—	(50,000)
15,800,002	2,400,002	2,350,002	1,650,002	100,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dow Jones Select MicroCap Index Fund (FDM)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$61.46	$55.45	$63.87	$47.94	$51.09	$40.76
Income from investment operations:
Net investment income (loss)	0.59 (a)	1.10 (a)	1.00	0.64	0.80	0.66
Net realized and unrealized gain (loss)	(1.43)	6.02	(8.42)	15.98	(3.15)	10.37
Total from investment operations	(0.84)	7.12	(7.42)	16.62	(2.35)	11.03
Distributions paid to shareholders from:
Net investment income	(0.56)	(1.11)	(1.00)	(0.69)	(0.80)	(0.70)
Net asset value, end of period	$60.06	$61.46	$55.45	$63.87	$47.94	$51.09
Total return (b)	(1.35)%	13.01%	(11.56)%	34.71%	(4.25)%	27.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$171,479	$172,382	$144,442	$188,737	$122,482	$156,067
Ratio of total expenses to average net assets	0.64% (c)	0.68%	0.69%	0.69%	0.71%	0.70%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.97% (c)	1.97%	1.72%	1.10%	1.88%	1.42%
Portfolio turnover rate (d)	5%	72%	84%	95%	95%	64%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Morningstar Dividend Leaders Index Fund (FDL)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$35.87	$36.54	$35.54	$29.59	$32.58	$27.24
Income from investment operations:
Net investment income (loss)	0.85 (a)	1.59 (a)	1.30	1.29	1.32	1.22
Net realized and unrealized gain (loss)	2.01	(0.62)	1.01	5.95	(2.98)	5.34
Total from investment operations	2.86	0.97	2.31	7.24	(1.66)	6.56
Distributions paid to shareholders from:
Net investment income	(0.82)	(1.64)	(1.31)	(1.29)	(1.33)	(1.22)
Net asset value, end of period	$37.91	$35.87	$36.54	$35.54	$29.59	$32.58
Total return (b)	7.96%	2.90%	6.71%	24.76%	(4.42)%	24.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,870,825	$3,970,798	$4,801,817	$1,762,910	$1,399,483	$1,841,000
Ratio of total expenses to average net assets	0.43% (c)	0.44%	0.45%	0.46%	0.46%	0.46%
Ratio of net expenses to average net assets	0.43% (c)	0.44%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.57% (c)	4.52%	4.15%	3.90%	4.73%	4.06%
Portfolio turnover rate (d)	35%	46%	60%	59%	63%	39%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust US Equity Opportunities ETF (FPX)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$95.76	$78.73	$122.49	$118.32	$80.41	$62.07
Income from investment operations:
Net investment income (loss)	(0.00) (a) (b)	0.22 (b)	0.90	0.08	0.24	0.58
Net realized and unrealized gain (loss)	3.62	17.07	(43.81)	4.26	38.01	18.30
Total from investment operations	3.62	17.29	(42.91)	4.34	38.25	18.88
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.26)	(0.85)	(0.17)	(0.34)	(0.54)
Net asset value, end of period	$99.37	$95.76	$78.73	$122.49	$118.32	$80.41
Total return (c)	3.78%	22.01%	(35.05)%	3.67%	47.76%	30.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$700,546	$746,910	$803,094	$1,855,705	$1,946,373	$1,330,835
Ratio of total expenses to average net assets	0.55% (d) (e)	0.58%	0.58%	0.57%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	(0.00)% (d) (e) (f)	0.25%	0.86%	0.07%	0.26%	0.79%
Portfolio turnover rate (g)	40%	123%	115%	85%	75%	81%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Amount is less than 0.01%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NYSE® Arca® Biotechnology Index Fund (FBT)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$158.01	$154.52	$161.97	$168.08	$148.84	$124.26
Income from investment operations:
Net investment income (loss)	(0.22) (a)	(0.46) (a)	(0.37)	(0.42)	(0.45)	(0.51)
Net realized and unrealized gain (loss)	(3.87)	3.95	(7.08)	(5.69)	19.69	25.09
Total from investment operations	(4.09)	3.49	(7.45)	(6.11)	19.24	24.58
Net asset value, end of period	$153.92	$158.01	$154.52	$161.97	$168.08	$148.84
Total return (b)	(2.58)%	2.26%	(4.60)%	(3.64)%	12.93%	19.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,108,230	$1,287,754	$1,483,355	$1,708,757	$2,042,173	$1,800,927
Ratio of total expenses to average net assets	0.53% (c)	0.56%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.29)% (c)	(0.30)%	(0.25)%	(0.23)%	(0.28)%	(0.25)%
Portfolio turnover rate (d)	52%	30%	39%	39%	26%	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Internet Index Fund (FDN)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$186.51	$123.15	$226.02	$212.37	$139.12	$116.66
Income from investment operations:
Net investment income (loss)	(0.18) (a)	(0.42) (a)	(0.48)	(0.73)	(0.34)	(0.14)
Net realized and unrealized gain (loss)	18.56	63.78	(102.39)	14.38	73.59	22.60
Total from investment operations	18.38	63.36	(102.87)	13.65	73.25	22.46
Net asset value, end of period	$204.89	$186.51	$123.15	$226.02	$212.37	$139.12
Total return (b)	9.86%	51.44%	(45.51)%	6.43%	52.65%	19.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,023,665	$5,958,910	$3,552,840	$9,967,573	$11,075,029	$7,853,367
Ratio of total expenses to average net assets	0.49% (c)	0.51%	0.52%	0.51%	0.51%	0.52%
Ratio of net investment income (loss) to average net assets	(0.18)% (c)	(0.27)%	(0.26)%	(0.30)%	(0.20)%	(0.10)%
Portfolio turnover rate (d)	20%	24%	24%	19%	39%	28%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Capital Strength® ETF (FTCS)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$80.04	$74.87	$84.52	$67.55	$60.37	$48.29
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.16 (a)	0.90	0.91	0.63	0.76
Net realized and unrealized gain (loss)	3.99	5.19	(9.63)	16.95	7.18	12.08
Total from investment operations	4.51	6.35	(8.73)	17.86	7.81	12.84
Distributions paid to shareholders from:
Net investment income	(0.51)	(1.18)	(0.92)	(0.89)	(0.63)	(0.76)
Net asset value, end of period	$84.04	$80.04	$74.87	$84.52	$67.55	$60.37
Total return (b)	5.63%	8.57%	(10.28)%	26.61%	13.07%	26.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,576,790	$8,743,985	$8,692,148	$9,491,932	$7,021,909	$3,392,623
Ratio of total expenses to average net assets	0.52% (c)	0.54%	0.55%	0.55%	0.56%	0.58%
Ratio of net investment income (loss) to average net assets	1.26% (c)	1.56%	1.21%	1.23%	1.10%	1.46%
Portfolio turnover rate (d)	44%	104%	135%	117%	133%	125%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Value Line® Dividend Index Fund (FVD)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.55	$39.89	$43.00	$35.10	$36.03	$29.07
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.93 (a)	0.82	0.74	0.79	0.73
Net realized and unrealized gain (loss)	0.25	0.68	(3.10)	7.91	(0.91)	6.96
Total from investment operations	0.70	1.61	(2.28)	8.65	(0.12)	7.69
Distributions paid to shareholders from:
Net investment income	(0.47)	(0.95)	(0.83)	(0.75)	(0.81)	(0.73)
Net asset value, end of period	$40.78	$40.55	$39.89	$43.00	$35.10	$36.03
Total return (b)	1.71%	4.10%	(5.24)%	24.86%	(0.04)%	26.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,202,016	$10,793,863	$12,442,671	$12,954,187	$10,149,204	$9,665,219
Ratio of total expenses to average net assets	0.61% (c)	0.60%	0.65%	0.67%	0.70%	0.71%
Ratio of net expenses to average net assets	0.61% (c)	0.60%	0.65%	0.67%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.19% (c)	2.36%	2.04%	1.91%	2.47%	2.36%
Portfolio turnover rate (d)	47%	57%	53%	47%	86%	53%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Growth StrengthTM ETF (FTGS)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Period Ended 12/31/2022 (a)

Net asset value, beginning of period	$27.17	$20.49	$20.29
Income from investment operations:
Net investment income (loss)	0.05 (b)	0.22 (b)	0.04
Net realized and unrealized gain (loss)	3.27	6.63	0.20
Total from investment operations	3.32	6.85	0.24
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.17)	(0.04)
Net realized gain	—	(0.00) (c)	—
Total distributions	(0.03)	(0.17)	(0.04)
Net asset value, end of period	$30.46	$27.17	$20.49
Total return (d)	12.24%	33.54%	1.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$481,246	$65,207	$1,024
Ratio of total expenses to average net assets	0.60% (e)	0.60%	0.60% (e)
Ratio of net investment income (loss) to average net assets	0.35% (e)	0.89%	1.11% (e)
Portfolio turnover rate (f)	37%	66%	25%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Aerospace & Defense ETF (MISL)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Period Ended 12/31/2022 (a)

Net asset value, beginning of period	$25.45	$22.30	$20.79
Income from investment operations:
Net investment income (loss)	0.06 (b)	0.20 (b)	0.02
Net realized and unrealized gain (loss)	2.57	3.11	1.51
Total from investment operations	2.63	3.31	1.53
Distributions paid to shareholders from:
Net investment income	(0.07)	(0.14)	(0.02)
Net realized gain	—	(0.02)	—
Total distributions	(0.07)	(0.16)	(0.02)
Net asset value, end of period	$28.01	$25.45	$22.30
Total return (c)	10.33%	14.88%	7.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,832	$41,989	$2,230
Ratio of total expenses to average net assets	0.60% (d)	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.44% (d)	0.86%	0.53% (d)
Portfolio turnover rate (e)	10%	12%	2%

(a)	Inception date is October 25, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)

	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)

Net asset value, beginning of period	$21.91	$19.69
Income from investment operations:
Net investment income (loss) (b)	0.23	0.33
Net realized and unrealized gain (loss)	0.76	2.23
Total from investment operations	0.99	2.56
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.34)
Net asset value, end of period	$22.74	$21.91
Total return (c)	4.50%	13.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,274	$1,095
Ratio of total expenses to average net assets	0.60% (d)	0.60% (d)
Ratio of net investment income (loss) to average net assets	2.08% (d)	1.98% (d)
Portfolio turnover rate (e)	27%	44%

(a)	Inception date is March 13, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the ten funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)
First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)
First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)
First Trust NYSE® Arca® Biotechnology Index Fund – (NYSE Arca ticker “FBT”)
First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)
First Trust Capital Strength® ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTCS”)
First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)
First Trust Growth StrengthTM ETF – (Nasdaq ticker “FTGS”)
First Trust Indxx Aerospace & Defense ETF – (NYSE Arca ticker “MISL”)
First Trust Bloomberg Inflation Sensitive Equity ETF – (NYSE Arca ticker “FTIF”)
Each of FDN, FDL, FPX, FTGS, MISL and FTIF operates as a non-diversified series of the Trust. Each of FDM, FBT, FTCS and FVD operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dow Jones Select MicroCap Index Fund	Dow Jones Select MicroCap IndexSM
First Trust Morningstar Dividend Leaders Index Fund	Morningstar® Dividend Leaders IndexSM
First Trust US Equity Opportunities ETF	IPOX®-100 U.S. Index
First Trust NYSE® Arca® Biotechnology Index Fund	NYSE® Arca® Biotechnology Index
First Trust Dow Jones Internet Index Fund	Dow Jones Internet Composite IndexSM
First Trust Capital Strength® ETF	The Capital StrengthTM Index
First Trust Value Line® Dividend Index Fund	Value Line® Dividend Index
First Trust Growth StrengthTM ETF	The Growth StrengthTM Index
First Trust Indxx Aerospace & Defense ETF	Indxx US Aerospace & Defense Index
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Inflation Sensitive Equity Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers for FDL, FTCS, and FVD. Prior to June 10, 2024 for FDM, FBT, and FDN’s securities lending agent was BBH. For FPX, and effective June 10, 2024 for FDM, FBT, and FDN the Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, only FPX and FDN had securities in the securities lending program. During the six months ended June 30, 2024, FDM, FPX, FBT, and FDN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2024, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones Select MicroCap Index Fund	$3,022,144	$—	$—
First Trust Morningstar Dividend Leaders Index Fund	206,188,898	—	—
First Trust US Equity Opportunities ETF	2,404,856	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	—	—	—
First Trust Dow Jones Internet Index Fund	—	—	—
First Trust Capital Strength® ETF	133,727,407	—	—
First Trust Value Line® Dividend Index Fund	274,259,890	—	—
First Trust Growth StrengthTM ETF	160,004	87	—
First Trust Indxx Aerospace & Defense ETF	247,120	—	—
First Trust Bloomberg Inflation Sensitive Equity ETF	16,931	—	—
As of December 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$38,433	$(60,407,373)	$11,760,444
First Trust Morningstar Dividend Leaders Index Fund	889,346	(443,919,569)	117,832,145
First Trust US Equity Opportunities ETF	78,995	(670,354,553)	116,800,204
First Trust NYSE® Arca® Biotechnology Index Fund	—	(647,288,577)	71,729,852
First Trust Dow Jones Internet Index Fund	—	(891,208,115)	(718,587,966)
First Trust Capital Strength® ETF	619,558	(874,114,791)	886,697,271
First Trust Value Line® Dividend Index Fund	3,303,745	(541,442,011)	641,969,048
First Trust Growth StrengthTM ETF	—	(196,325)	7,350,893
First Trust Indxx Aerospace & Defense ETF	14,091	—	2,928,933
First Trust Bloomberg Inflation Sensitive Equity ETF	—	(7,544)	38,149
G. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds, with the exception of FTGS, MISL, and FTIF, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For FTGS and MISL, the taxable period ended 2022 and year ended 2023 remain open to federal and state audit. For FTIF, the taxable period ended 2023 remains open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)

Non-Expiring Capital Loss Carryforwards
First Trust Dow Jones Select MicroCap Index Fund	$60,407,373
First Trust Morningstar Dividend Leaders Index Fund	443,919,569
First Trust US Equity Opportunities ETF	670,354,553
First Trust NYSE® Arca® Biotechnology Index Fund	647,288,577
First Trust Dow Jones Internet Index Fund	891,208,115
First Trust Capital Strength® ETF	874,114,791
First Trust Value Line® Dividend Index Fund*	541,442,011
First Trust Growth StrengthTM ETF	196,325
First Trust Indxx Aerospace & Defense ETF	—
First Trust Bloomberg Inflation Sensitive Equity ETF	7,544

*
$11,007,161 of First Trust Value Line® Dividend Index Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $364,518 per year.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2023, the Funds had no net late year ordinary or capital losses.
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones Select MicroCap Index Fund	$162,779,600	$27,137,641	$(18,398,759)	$8,738,882
First Trust Morningstar Dividend Leaders Index Fund	3,758,047,604	192,151,390	(90,223,561)	101,927,829
First Trust US Equity Opportunities ETF	585,190,119	124,185,594	(7,238,236)	116,947,358
First Trust NYSE® Arca® Biotechnology Index Fund	1,033,521,968	184,959,765	(109,565,902)	75,393,863
First Trust Dow Jones Internet Index Fund	5,560,871,753	965,189,079	(501,094,148)	464,094,931
First Trust Capital Strength® ETF	7,552,541,737	1,120,772,918	(101,492,492)	1,019,280,426
First Trust Value Line® Dividend Index Fund	8,646,959,974	874,900,193	(332,158,663)	542,741,530
First Trust Growth StrengthTM ETF	455,690,173	35,389,585	(9,756,124)	25,633,461
First Trust Indxx Aerospace & Defense ETF	57,530,995	9,431,167	(1,104,893)	8,326,274
First Trust Bloomberg Inflation Sensitive Equity ETF	2,210,050	107,425	(44,555)	62,870
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Growth StrengthTM ETF, First Trust Indxx Aerospace & Defense ETF, and First Trust Bloomberg Inflation Sensitive Equity ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dow Jones Select MicroCap Index Fund	S&P Dow Jones Indices, LLC
First Trust Morningstar Dividend Leaders Index Fund	Morningstar, Inc.
First Trust US Equity Opportunities ETF	IPOX® Schuster LLC
First Trust NYSE® Arca® Biotechnology Index Fund	ICE Data Indices, LLC
First Trust Dow Jones Internet Index Fund	S&P Dow Jones Indices, LLC
First Trust Capital Strength® ETF	Nasdaq, Inc.
First Trust Value Line® Dividend Index Fund	Value Line Publishing, LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Fund	Licensor
First Trust Growth StrengthTM ETF	Nasdaq, Inc.
First Trust Indxx Aerospace & Defense ETF	Indxx, Inc.
First Trust Bloomberg Inflation Sensitive Equity ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FTGS	MISL	FTIF
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%
For the First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US Equity Opportunities ETF, First Trust NYSE® Arca® Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength® ETF and First Trust Value Line Dividend Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints	FDM	FDL	FPX	FBT	FDN	FTCS	FVD
Fund net assets up to and including $2.5 billion	0.5000%	0.3000%	0.40%	0.40%	0.40%	0.5000%	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.2925%	0.39%	0.39%	0.39%	0.4875%	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.2850%	0.38%	0.38%	0.38%	0.4750%	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.2775%	0.37%	0.37%	0.37%	0.4625%	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.2700%	0.36%	0.36%	0.36%	0.4500%	0.4500%
Fund net assets greater than $15 billion	0.4250%	0.2550%	0.34%	0.34%	0.34%	0.4250%	0.4250%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2025.

Expense Cap
First Trust Dow Jones Select MicroCap Index Fund	0.60%
First Trust Morningstar Dividend Leaders Index Fund	0.45%
First Trust US Equity Opportunities ETF	0.60%
First Trust NYSE® Arca® Biotechnology Index Fund	0.60%
First Trust Dow Jones Internet Index Fund	0.60%
First Trust Capital Strength® ETF	0.65%
First Trust Value Line® Dividend Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$8,484,656	$8,392,663
First Trust Morningstar Dividend Leaders Index Fund	1,399,499,267	1,391,454,873
First Trust US Equity Opportunities ETF	292,124,556	292,791,361
First Trust NYSE® Arca® Biotechnology Index Fund	610,941,206	612,573,978
First Trust Dow Jones Internet Index Fund	1,228,625,744	1,235,294,004
First Trust Capital Strength® ETF	3,918,521,989	3,856,131,136
First Trust Value Line® Dividend Index Fund	4,703,411,047	4,708,707,157
First Trust Growth StrengthTM ETF	89,073,206	88,938,104
First Trust Indxx Aerospace & Defense ETF	5,212,013	5,211,832
First Trust Bloomberg Inflation Sensitive Equity ETF	397,344	394,105
For the six months ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dow Jones Select MicroCap Index Fund	$2,922,118	$—
First Trust Morningstar Dividend Leaders Index Fund	866,591,976	1,183,874,107
First Trust US Equity Opportunities ETF	5,023,292	78,649,408
First Trust NYSE® Arca® Biotechnology Index Fund	14,949,222	158,619,857
First Trust Dow Jones Internet Index Fund	798,573,566	1,310,537,313
First Trust Capital Strength® ETF	2,338,946,107	2,992,562,546

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
	Purchases	Sales
First Trust Value Line® Dividend Index Fund	$700,981,489	$2,366,560,896
First Trust Growth StrengthTM ETF	464,113,504	68,129,912
First Trust Indxx Aerospace & Defense ETF	18,573,898	—
First Trust Bloomberg Inflation Sensitive Equity ETF	1,162,556	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Capital Strength® ETF (FTCS)
First Trust Dow Jones Internet Index Fund (FDN)
First Trust Dow Jones Select MicroCap Index Fund (FDM)
First Trust Morningstar Dividend Leaders Index Fund (FDL)
First Trust NYSE Arca Biotechnology Index Fund (FBT)
First Trust US Equity Opportunities ETF (FPX)
First Trust Value Line® Dividend Index Fund (FVD)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2026. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FTCS’s, FDL’s and FVD’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
First Trust Growth StrengthTM ETF (FTGS)
First Trust Indxx Aerospace & Defense ETF (MISL)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including, as applicable, comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed, as applicable, information for the one-year period ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each applicable Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference. Because FTIF commenced operations on March 13, 2023 and therefore has a limited performance history, comparative performance information for FTIF was not reviewed.
On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each of FTGS and MISL for the twelve months ended December 31, 2023 and to FTIF for the period from inception through December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2023. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.
IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “NYSE®” and “NYSE® Arca®” are service/trademarks of ICE Data Indices, LLC or its affiliates. These trademarks have been licensed, along with the NYSE® Arca® Biotechnology Index (the “Index”) for use by First Trust Advisors L.P. in connection with First Trust NYSE® Arca® Biotechnology Index Fund (the “Product”). Neither First Trust Advisors L.P., First Trust Exchange-Traded Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
Nasdaq®, The Capital StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Value Line® and Value Line® Dividend Index are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
Bloomberg® and Bloomberg Inflation Sensitive Equity Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
First Trust Natural Gas ETF (FCG)
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Automobiles — 1.1%
113,295	Tesla, Inc. (a)	$22,418,815
	Beverages — 4.0%
276,972	Coca-Cola Europacific Partners PLC	20,182,950
603,087	Keurig Dr Pepper, Inc.	20,143,106
422,370	Monster Beverage Corp. (a)	21,097,381
123,949	PepsiCo, Inc.	20,442,909
		81,866,346
	Biotechnology — 5.9%
67,284	Amgen, Inc.	21,022,886
92,564	Biogen, Inc. (a)	21,458,186
293,394	Gilead Sciences, Inc.	20,129,762
31,829	GRAIL, Inc. (a) (b)	489,212
155,428	Moderna, Inc. (a)	18,457,075
19,688	Regeneron Pharmaceuticals, Inc. (a)	20,692,679
44,237	Vertex Pharmaceuticals, Inc. (a)	20,734,767
		122,984,567
	Broadline Retail — 3.0%
109,658	Amazon.com, Inc. (a)	21,191,408
12,958	MercadoLibre, Inc. (a)	21,295,177
144,127	PDD Holdings, Inc., ADR (a)	19,161,685
		61,648,270
	Chemicals — 1.0%
46,830	Linde PLC	20,549,472
	Commercial Services & Supplies — 2.0%
29,265	Cintas Corp.	20,493,109
382,267	Copart, Inc. (a)	20,703,581
		41,196,690
	Communications Equipment — 1.0%
438,446	Cisco Systems, Inc.	20,830,569
	Consumer Staples Distribution & Retail — 2.8%
24,442	Costco Wholesale Corp.	20,775,456
194,013	Dollar Tree, Inc. (a)	20,714,768
1,298,317	Walgreens Boots Alliance, Inc.	15,703,144
		57,193,368
	Electric Utilities — 3.9%
238,187	American Electric Power Co., Inc.	20,898,527
95,054	Constellation Energy Corp.	19,036,465
596,151	Exelon Corp.	20,632,786
388,498	Xcel Energy, Inc.	20,749,678
		81,317,456
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 0.9%
88,047	CDW Corp.	$19,708,440
	Energy Equipment & Services — 1.1%
629,642	Baker Hughes Co.	22,144,509
	Entertainment — 4.0%
149,102	Electronic Arts, Inc.	20,774,382
30,220	Netflix, Inc. (a)	20,394,874
131,046	Take-Two Interactive Software, Inc. (a)	20,376,342
2,887,763	Warner Bros. Discovery, Inc. (a)	21,484,957
		83,030,555
	Financial Services — 1.0%
342,091	PayPal Holdings, Inc. (a)	19,851,541
	Food Products — 2.0%
629,261	Kraft Heinz (The) Co.	20,274,790
311,744	Mondelez International, Inc., Class A	20,400,527
		40,675,317
	Ground Transportation — 2.0%
620,596	CSX Corp.	20,758,936
118,555	Old Dominion Freight Line, Inc.	20,936,813
		41,695,749
	Health Care Equipment & Supplies — 4.0%
177,761	Dexcom, Inc. (a)	20,154,542
261,894	GE HealthCare Technologies, Inc.	20,406,781
41,825	IDEXX Laboratories, Inc. (a)	20,377,140
47,934	Intuitive Surgical, Inc. (a)	21,323,440
		82,261,903
	Hotels, Restaurants & Leisure — 4.9%
138,625	Airbnb, Inc., Class A (a)	21,019,709
5,197	Booking Holdings, Inc.	20,587,915
182,070	DoorDash, Inc., Class A (a)	19,805,574
85,140	Marriott International, Inc., Class A	20,584,298
259,468	Starbucks Corp.	20,199,584
		102,197,080
	Industrial Conglomerates — 1.0%
96,397	Honeywell International, Inc.	20,584,615
	Interactive Media & Services — 2.0%
57,714	Alphabet, Inc., Class A	10,512,605
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
57,511	Alphabet, Inc., Class C	$10,548,668
41,906	Meta Platforms, Inc., Class A	21,129,843
		42,191,116
	IT Services — 2.1%
303,396	Cognizant Technology Solutions Corp., Class A	20,630,928
91,119	MongoDB, Inc. (a)	22,776,105
		43,407,033
	Life Sciences Tools & Services — 1.0%
190,975	Illumina, Inc. (a)	19,933,970
	Machinery — 1.0%
195,679	PACCAR, Inc.	20,143,196
	Media — 3.1%
71,411	Charter Communications, Inc., Class A (a)	21,349,032
538,829	Comcast Corp., Class A	21,100,544
212,201	Trade Desk (The), Inc., Class A (a)	20,725,672
		63,175,248
	Oil, Gas & Consumable Fuels — 1.0%
108,624	Diamondback Energy, Inc.	21,745,439
	Pharmaceuticals — 1.0%
262,856	AstraZeneca PLC, ADR	20,500,139
	Professional Services — 2.9%
83,615	Automatic Data Processing, Inc.	19,958,064
164,609	Paychex, Inc.	19,516,043
76,702	Verisk Analytics, Inc.	20,675,024
		60,149,131
	Real Estate Management & Development — 1.0%
280,418	CoStar Group, Inc. (a)	20,790,191
	Semiconductors & Semiconductor Equipment — 17.9%
128,600	Advanced Micro Devices, Inc. (a)	20,860,206
89,739	Analog Devices, Inc.	20,483,824
88,077	Applied Materials, Inc.	20,785,291
129,346	ARM Holdings PLC, ADR (a)	21,163,593
20,002	ASML Holding N.V.	20,456,645
12,501	Broadcom, Inc.	20,070,731
405,756	GLOBALFOUNDRIES, Inc. (a) (b)	20,515,023
666,907	Intel Corp.	20,654,110
25,392	KLA Corp.	20,935,958
19,740	Lam Research Corp.	21,020,139
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
288,415	Marvell Technology, Inc.	$20,160,208
226,404	Microchip Technology, Inc.	20,715,966
148,589	Micron Technology, Inc.	19,543,911
163,816	NVIDIA Corp.	20,237,829
76,502	NXP Semiconductors N.V.	20,585,923
302,600	ON Semiconductor Corp. (a)	20,743,230
97,559	QUALCOMM, Inc.	19,431,802
106,040	Texas Instruments, Inc.	20,627,961
		368,992,350
	Software — 15.5%
38,869	Adobe, Inc. (a)	21,593,284
63,729	ANSYS, Inc. (a)	20,488,873
127,626	Atlassian Corp., Class A (a)	22,574,487
85,569	Autodesk, Inc. (a)	21,174,049
65,122	Cadence Design Systems, Inc. (a)	20,041,295
54,473	Crowdstrike Holdings, Inc., Class A (a)	20,873,509
176,356	Datadog, Inc., Class A (a)	22,871,610
354,066	Fortinet, Inc. (a)	21,339,558
32,799	Intuit, Inc.	21,555,831
46,098	Microsoft Corp.	20,603,501
64,728	Palo Alto Networks, Inc. (a)	21,943,439
36,927	Roper Technologies, Inc.	20,814,273
34,242	Synopsys, Inc. (a)	20,376,045
94,638	Workday, Inc., Class A (a)	21,157,271
115,478	Zscaler, Inc. (a)	22,193,717
		319,600,742
	Specialty Retail — 1.9%
19,167	O’Reilly Automotive, Inc. (a)	20,241,502
138,884	Ross Stores, Inc.	20,182,623
		40,424,125
	Technology Hardware, Storage & Peripherals — 1.0%
99,929	Apple, Inc.	21,047,046
	Textiles, Apparel & Luxury Goods — 1.0%
66,494	Lululemon Athletica, Inc. (a)	19,861,758
	Trading Companies & Distributors — 1.0%
317,327	Fastenal Co.	19,940,829
	Wireless Telecommunication Services — 1.0%
117,321	T-Mobile US, Inc.	20,669,614
	Total Common Stocks	2,064,727,189
	(Cost $1,776,033,931)
See Notes to Financial Statements

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
975,119	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	$975,119
7,034,154	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	7,034,154
	Total Money Market Funds	8,009,273
	(Cost $8,009,273)

	Total Investments — 100.4%	2,072,736,462
	(Cost $1,784,043,204)
	Net Other Assets and Liabilities — (0.4)%	(7,643,592)
	Net Assets — 100.0%	$2,065,092,870

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $6,885,466 and the total value of the collateral held by the Fund is $7,034,154.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,064,727,189	$ 2,064,727,189	$ —	$ —
Money Market Funds	8,009,273	8,009,273	—	—
Total Investments	$2,072,736,462	$2,072,736,462	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,885,466
Non-cash Collateral(2)	(6,885,466)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.3%
693,553	PDD Holdings, Inc., ADR (a)	$92,207,871
	Electronic Equipment, Instruments & Components — 2.3%
423,689	CDW Corp.	94,838,546
	Hotels, Restaurants & Leisure — 2.3%
876,137	DoorDash, Inc., Class A (a)	95,306,183
	Interactive Media & Services — 4.9%
277,722	Alphabet, Inc., Class A	50,587,062
276,752	Alphabet, Inc., Class C	50,761,852
201,654	Meta Platforms, Inc., Class A	101,677,980
		203,026,894
	IT Services — 5.1%
1,459,973	Cognizant Technology Solutions Corp., Class A	99,278,164
438,473	MongoDB, Inc. (a)	109,600,711
		208,878,875
	Semiconductors & Semiconductor Equipment — 43.2%
618,834	Advanced Micro Devices, Inc. (a)	100,381,063
431,831	Analog Devices, Inc.	98,569,744
423,833	Applied Materials, Inc.	100,020,350
622,423	ARM Holdings PLC, ADR (a)	101,840,851
96,251	ASML Holding N.V.	98,438,785
60,155	Broadcom, Inc.	96,580,657
1,952,535	GLOBALFOUNDRIES, Inc. (a) (b)	98,720,170
3,209,216	Intel Corp.	99,389,420
122,190	KLA Corp.	100,746,877
94,991	Lam Research Corp.	101,151,166
1,387,878	Marvell Technology, Inc.	97,012,672
1,089,479	Microchip Technology, Inc.	99,687,328
715,024	Micron Technology, Inc.	94,047,107
788,296	NVIDIA Corp.	97,386,088
368,131	NXP Semiconductors N.V.	99,060,371
1,456,137	ON Semiconductor Corp. (a)	99,818,191
469,461	QUALCOMM, Inc.	93,507,242
510,277	Texas Instruments, Inc.	99,264,185
		1,775,622,267
	Software — 37.4%
187,040	Adobe, Inc. (a)	103,908,202
306,668	ANSYS, Inc. (a)	98,593,762
614,148	Atlassian Corp., Class A (a)	108,630,498
411,764	Autodesk, Inc. (a)	101,891,002
Shares	Description	Value

	Software (Continued)
313,372	Cadence Design Systems, Inc. (a)	$96,440,233
262,130	Crowdstrike Holdings, Inc., Class A (a)	100,445,595
848,639	Datadog, Inc., Class A (a)	110,059,992
1,703,800	Fortinet, Inc. (a)	102,688,026
157,833	Intuit, Inc.	103,729,426
221,830	Microsoft Corp.	99,146,919
311,474	Palo Alto Networks, Inc. (a)	105,592,801
177,696	Roper Technologies, Inc.	100,160,127
164,773	Synopsys, Inc. (a)	98,049,821
455,404	Workday, Inc., Class A (a)	101,810,118
555,692	Zscaler, Inc. (a)	106,798,445
		1,537,944,967
	Technology Hardware, Storage & Peripherals — 2.5%
480,864	Apple, Inc.	101,279,576
	Total Common Stocks	4,109,105,179
	(Cost $3,362,638,885)
MONEY MARKET FUNDS — 1.4%
1,767,109	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	1,767,109
57,152,032	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	57,152,032
	Total Money Market Funds	58,919,141
	(Cost $58,919,141)

	Total Investments — 101.4%	4,168,024,320
	(Cost $3,421,558,026)
	Net Other Assets and Liabilities — (1.4)%	(59,133,298)
	Net Assets — 100.0%	$4,108,891,022

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $55,903,232 and the total value of the collateral held by the Fund is $57,152,032.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,109,105,179	$ 4,109,105,179	$ —	$ —
Money Market Funds	58,919,141	58,919,141	—	—
Total Investments	$4,168,024,320	$4,168,024,320	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$55,903,232
Non-cash Collateral(2)	(55,903,232)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Automobiles — 1.9%
12,359	Tesla, Inc. (b)	$2,445,599
	Beverages — 6.8%
30,215	Coca-Cola Europacific Partners PLC	2,201,767
65,790	Keurig Dr Pepper, Inc.	2,197,386
46,076	Monster Beverage Corp. (b)	2,301,496
13,521	PepsiCo, Inc.	2,230,019
		8,930,668
	Biotechnology — 10.2%
7,340	Amgen, Inc.	2,293,383
10,098	Biogen, Inc. (b)	2,340,918
32,006	Gilead Sciences, Inc.	2,195,932
3,472	GRAIL, Inc. (b) (c)	53,365
16,956	Moderna, Inc. (b)	2,013,525
2,148	Regeneron Pharmaceuticals, Inc. (b)	2,257,612
4,826	Vertex Pharmaceuticals, Inc. (b)	2,262,043
		13,416,778
	Broadline Retail — 3.5%
11,962	Amazon.com, Inc. (b)	2,311,656
1,414	MercadoLibre, Inc. (b)	2,323,768
		4,635,424
	Chemicals — 1.7%
5,109	Linde PLC	2,241,880
	Commercial Services & Supplies — 3.4%
3,192	Cintas Corp.	2,235,230
41,701	Copart, Inc. (b)	2,258,526
		4,493,756
	Communications Equipment — 1.7%
47,830	Cisco Systems, Inc.	2,272,403
	Consumer Staples Distribution & Retail — 4.7%
2,666	Costco Wholesale Corp.	2,266,073
21,165	Dollar Tree, Inc. (b)	2,259,787
141,632	Walgreens Boots Alliance, Inc.	1,713,039
		6,238,899
	Electric Utilities — 6.7%
25,984	American Electric Power Co., Inc.	2,279,836
10,369	Constellation Energy Corp.	2,076,600
65,034	Exelon Corp.	2,250,827
42,381	Xcel Energy, Inc.	2,263,569
		8,870,832
	Energy Equipment & Services — 1.8%
68,687	Baker Hughes Co.	2,415,722
Shares	Description	Value

	Entertainment — 6.9%
16,265	Electronic Arts, Inc.	$2,266,203
3,297	Netflix, Inc. (b)	2,225,079
14,296	Take-Two Interactive Software, Inc. (b)	2,222,885
315,023	Warner Bros. Discovery, Inc. (b)	2,343,771
		9,057,938
	Financial Services — 1.6%
37,318	PayPal Holdings, Inc. (b)	2,165,564
	Food Products — 3.4%
68,645	Kraft Heinz (The) Co.	2,211,742
34,008	Mondelez International, Inc., Class A	2,225,483
		4,437,225
	Ground Transportation — 3.4%
67,700	CSX Corp.	2,264,565
12,933	Old Dominion Freight Line, Inc.	2,283,968
		4,548,533
	Health Care Equipment & Supplies — 6.8%
19,392	Dexcom, Inc. (b)	2,198,665
28,570	GE HealthCare Technologies, Inc.	2,226,174
4,563	IDEXX Laboratories, Inc. (b)	2,223,094
5,229	Intuitive Surgical, Inc. (b)	2,326,121
		8,974,054
	Hotels, Restaurants & Leisure — 6.8%
15,122	Airbnb, Inc., Class A (b)	2,292,949
567	Booking Holdings, Inc.	2,246,170
9,288	Marriott International, Inc., Class A	2,245,560
28,305	Starbucks Corp.	2,203,544
		8,988,223
	Industrial Conglomerates — 1.7%
10,516	Honeywell International, Inc.	2,245,587
	Life Sciences Tools & Services — 1.6%
20,833	Illumina, Inc. (b)	2,174,549
	Machinery — 1.7%
21,346	PACCAR, Inc.	2,197,357
	Media — 5.2%
7,790	Charter Communications, Inc., Class A (b)	2,328,898
58,780	Comcast Corp., Class A	2,301,825
23,149	Trade Desk (The), Inc., Class A (b)	2,260,963
		6,891,686
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.8%
11,850	Diamondback Energy, Inc.	$2,372,251
	Pharmaceuticals — 1.7%
28,675	AstraZeneca PLC, ADR	2,236,363
	Professional Services — 5.0%
9,122	Automatic Data Processing, Inc.	2,177,330
17,957	Paychex, Inc.	2,128,982
8,367	Verisk Analytics, Inc.	2,255,325
		6,561,637
	Real Estate Management & Development — 1.7%
30,591	CoStar Group, Inc. (b)	2,268,017
	Specialty Retail — 3.3%
2,091	O’Reilly Automotive, Inc. (b)	2,208,222
15,151	Ross Stores, Inc.	2,201,743
		4,409,965
	Textiles, Apparel & Luxury Goods — 1.6%
7,254	Lululemon Athletica, Inc. (b)	2,166,770
	Trading Companies & Distributors — 1.7%
34,617	Fastenal Co.	2,175,332
	Wireless Telecommunication Services — 1.7%
12,798	T-Mobile US, Inc.	2,254,752
	Total Common Stocks	132,087,764
	(Cost $121,189,904)
MONEY MARKET FUNDS — 0.1%
49,600	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (d) (e)	49,600
84,658	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (d)	84,658
	Total Money Market Funds	134,258
	(Cost $134,258)

	Total Investments — 100.1%	132,222,022
	(Cost $121,324,162)
	Net Other Assets and Liabilities — (0.1)%	(92,072)
	Net Assets — 100.0%	$132,129,950

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $49,184 and the total value of the collateral held by the Fund is $49,600.

(d)	Rate shown reflects yield as of June 30, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 132,087,764	$ 132,087,764	$ —	$ —
Money Market Funds	134,258	134,258	—	—
Total Investments	$132,222,022	$132,222,022	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$49,184
Non-cash Collateral(2)	(49,184)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 18.5%
858,941	Gogoro, Inc. (a) (b)	$1,322,769
8,062,278	Lucid Group, Inc. (a) (b)	21,042,546
800,505	Polestar Automotive Holding UK PLC, Class A, ADR (a)	629,677
2,796,744	Rivian Automotive, Inc., Class A (a) (b)	37,532,304
342,996	Tesla, Inc. (a)	67,872,049
		128,399,345
	Chemicals — 8.3%
404,559	Albemarle Corp.	38,643,476
3,757,229	Arcadium Lithium PLC (a)	12,624,289
266,143	Aspen Aerogels, Inc. (a)	6,347,511
		57,615,276
	Commercial Services & Supplies — 0.2%
690,979	LanzaTech Global, Inc. (a) (b)	1,278,311
	Construction & Engineering — 0.5%
119,995	Ameresco, Inc., Class A (a)	3,457,056
	Electrical Equipment — 18.7%
107,623	Acuity Brands, Inc.	25,984,497
129,276	American Superconductor Corp. (a)	3,023,766
530,354	Array Technologies, Inc. (a)	5,441,432
1,046,201	Ballard Power Systems, Inc. (a) (b)	2,353,952
352,905	Blink Charging Co. (a) (b)	966,960
793,316	Bloom Energy Corp., Class A (a) (b)	9,710,188
1,486,163	ChargePoint Holdings, Inc. (a) (b)	2,244,106
140,294	EnerSys	14,523,235
446,933	Fluence Energy, Inc. (a)	7,749,818
1,579,227	FuelCell Energy, Inc. (a) (b)	1,008,810
101,794	LSI Industries, Inc.	1,472,959
493,739	NEXTracker, Inc., Class A (a)	23,146,484
2,594,853	Plug Power, Inc. (a) (b)	6,046,008
595,530	Shoals Technologies Group, Inc., Class A (a)	3,716,107
149,652	Sociedad Quimica y Minera de Chile S.A., ADR (b)	6,098,319
564,886	Stem, Inc. (a) (b)	627,024
613,200	SunPower Corp. (a) (b)	1,815,072
774,596	Sunrun, Inc. (a)	9,186,709
114,646	Vicor Corp. (a)	3,801,661
658,440	Wallbox N.V. (a) (b)	862,556
		129,779,663
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 4.3%
130,843	Advanced Energy Industries, Inc.	$14,230,485
160,289	Itron, Inc. (a)	15,862,199
		30,092,684
	Financial Services — 1.7%
397,400	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,763,040
	Independent Power and Renewable Electricity Producers — 11.3%
558,678	Altus Power, Inc. (a)	2,190,018
405,916	Atlantica Sustainable Infrastructure PLC	8,909,856
1,002,600	Brookfield Renewable Partners, L.P. (c)	24,834,402
288,135	Clearway Energy, Inc., Class C	7,114,053
502,150	Montauk Renewables, Inc. (a)	2,862,255
326,871	NextEra Energy Partners, L.P. (c) (d)	9,034,715
211,142	Ormat Technologies, Inc.	15,138,881
889,951	ReNew Energy Global PLC, Class A (a)	5,553,294
433,252	Sunnova Energy International, Inc. (a) (b)	2,417,546
		78,055,020
	Machinery — 0.1%
790,512	Lion Electric (The) Co. (a) (b)	718,259
	Metals & Mining — 1.1%
577,696	MP Materials Corp. (a) (b)	7,354,070
	Oil, Gas & Consumable Fuels — 0.3%
780,187	Clean Energy Fuels Corp. (a)	2,083,099
	Semiconductors & Semiconductor Equipment — 34.7%
677,047	Allegro MicroSystems, Inc. (a)	19,119,807
468,362	Enphase Energy, Inc. (a)	46,700,375
224,761	First Solar, Inc. (a)	50,674,615
191,763	Maxeon Solar Technologies Ltd. (a) (b)	163,574
639,841	Navitas Semiconductor Corp. (a)	2,514,575
836,266	ON Semiconductor Corp. (a)	57,326,035
198,361	Power Integrations, Inc.	13,922,959
200,231	SolarEdge Technologies, Inc. (a)	5,057,835
165,777	Universal Display Corp.	34,854,614
439,796	Wolfspeed, Inc. (a)	10,009,757
		240,344,146
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 0.1%
371,230	EVgo, Inc. (a) (b)	$909,514
	Total Common Stocks	691,849,483
	(Cost $1,291,788,266)
MONEY MARKET FUNDS — 11.5%
613,714	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (e)	613,714
78,769,434	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (e) (f)	78,769,434
	Total Money Market Funds	79,383,148
	(Cost $79,383,148)

	Total Investments — 111.3%	771,232,631
	(Cost $1,371,171,414)
	Net Other Assets and Liabilities — (11.3)%	(78,256,460)
	Net Assets — 100.0%	$692,976,171

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $72,620,388 and the total value of the collateral held by the Fund is $78,769,434.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of June 30, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 691,849,483	$ 691,849,483	$ —	$ —
Money Market Funds	79,383,148	79,383,148	—	—
Total Investments	$771,232,631	$771,232,631	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$72,620,388
Non-cash Collateral(2)	(72,620,388)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Data Center REITs — 11.5%
35,835	Digital Realty Trust, Inc.	$5,448,712
10,481	Equinix, Inc.	7,929,924
		13,378,636
	Diversified REITs — 2.6%
8,016	Alexander & Baldwin, Inc.	135,951
1,369	Alpine Income Property Trust, Inc.	21,302
5,380	American Assets Trust, Inc.	120,404
7,407	Armada Hoffler Properties, Inc.	82,144
20,809	Broadstone Net Lease, Inc.	330,239
2,255	CTO Realty Growth, Inc.	39,372
14,673	Empire State Realty Trust, Inc., Class A	137,633
19,359	Essential Properties Realty Trust, Inc.	536,438
4,423	Gladstone Commercial Corp.	63,116
21,577	Global Net Lease, Inc.	158,591
3,809	NexPoint Diversified Real Estate Trust	21,064
1,766	One Liberty Properties, Inc.	41,466
24,165	WP Carey, Inc.	1,330,283
		3,018,003
	Health Care REITs — 13.9%
17,381	Alexandria Real Estate Equities, Inc.	2,033,055
7,219	American Healthcare REIT, Inc.	105,470
15,688	CareTrust REIT, Inc.	393,769
2,703	Community Healthcare Trust, Inc.	63,223
23,892	Diversified Healthcare Trust	72,871
6,808	Global Medical REIT, Inc.	61,817
41,803	Healthcare Realty Trust, Inc.	688,913
77,720	Healthpeak Properties, Inc.	1,523,312
4,801	LTC Properties, Inc.	165,634
66,293	Medical Properties Trust, Inc.	285,723
4,795	National Health Investors, Inc.	324,765
27,288	Omega Healthcare Investors, Inc.	934,614
25,564	Sabra Health Care REIT, Inc.	393,686
1,405	Universal Health Realty Income Trust	54,992
44,700	Ventas, Inc.	2,291,322
66,029	Welltower, Inc.	6,883,523
		16,276,689
	Hotel & Resort REITs — 3.4%
24,889	Apple Hospitality REIT, Inc.	361,886
4,402	Ashford Hospitality Trust, Inc. (a)	4,277
6,078	Braemar Hotels & Resorts, Inc.	15,499
5,400	Chatham Lodging Trust	46,008
23,198	DiamondRock Hospitality Co.	196,023
Shares	Description	Value

	Hotel & Resort REITs (Continued)
77,859	Host Hotels & Resorts, Inc.	$1,399,905
23,257	Park Hotels & Resorts, Inc.	348,390
13,307	Pebblebrook Hotel Trust	182,971
16,940	RLJ Lodging Trust	163,132
6,614	Ryman Hospitality Properties, Inc.	660,474
18,305	Service Properties Trust	94,088
11,948	Summit Hotel Properties, Inc.	71,568
22,492	Sunstone Hotel Investors, Inc.	235,266
11,260	Xenia Hotels & Resorts, Inc.	161,356
		3,940,843
	Industrial REITs — 14.6%
29,485	Americold Realty Trust, Inc.	753,047
5,308	EastGroup Properties, Inc.	902,891
14,615	First Industrial Realty Trust, Inc.	694,359
6,543	Industrial Logistics Properties Trust	24,078
3,128	Innovative Industrial Properties, Inc.	341,640
32,502	LXP Industrial Trust	296,418
4,059	Plymouth Industrial REIT, Inc.	86,781
102,243	Prologis, Inc.	11,482,911
24,006	Rexford Industrial Realty, Inc.	1,070,428
20,107	STAG Industrial, Inc.	725,059
10,679	Terreno Realty Corp.	631,983
		17,009,595
	Multi-Family Residential REITs — 11.5%
14,714	Apartment Investment and Management Co., Class A (a)	121,979
15,681	AvalonBay Communities, Inc.	3,244,242
1,276	BRT Apartments Corp.	22,292
11,765	Camden Property Trust	1,283,679
1,647	Centerspace	111,387
1,420	Clipper Realty, Inc.	5,126
9,718	Elme Communities	154,808
38,084	Equity Residential	2,640,744
7,091	Essex Property Trust, Inc.	1,930,170
24,811	Independence Realty Trust, Inc.	464,958
12,901	Mid-America Apartment Communities, Inc.	1,839,812
2,523	NexPoint Residential Trust, Inc.	99,684
33,457	UDR, Inc.	1,376,755
8,890	Veris Residential, Inc.	133,350
		13,428,986
	Office REITs — 3.9%
15,957	Boston Properties, Inc.	982,313
19,024	Brandywine Realty Trust	85,228
4,434	City Office REIT, Inc.	22,081
12,413	COPT Defense Properties	310,698
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
16,794	Cousins Properties, Inc.	$388,781
18,484	Douglas Emmett, Inc.	246,022
11,374	Easterly Government Properties, Inc.	140,696
11,849	Equity Commonwealth (a)	229,871
10,166	Franklin Street Properties Corp.	15,554
11,705	Highwoods Properties, Inc.	307,490
14,009	Hudson Pacific Properties, Inc.	67,383
9,236	JBG SMITH Properties	140,664
11,795	Kilroy Realty Corp.	367,650
1,633	NET Lease Office Properties	40,205
5,384	Office Properties Income Trust	10,983
6,170	Orion Office REIT, Inc.	22,150
18,240	Paramount Group, Inc.	84,451
4,014	Peakstone Realty Trust	42,549
13,681	Piedmont Office Realty Trust, Inc., Class A	99,187
2,328	Postal Realty Trust, Inc., Class A	31,032
7,157	SL Green Realty Corp.	405,373
17,670	Vornado Realty Trust	464,544
		4,504,905
	Other Specialized REITs — 7.2%
8,357	EPR Properties	350,827
4,804	Farmland Partners, Inc.	55,390
10,158	Four Corners Property Trust, Inc.	250,598
29,982	Gaming and Leisure Properties, Inc.	1,355,486
3,681	Gladstone Land Corp.	50,393
32,371	Iron Mountain, Inc.	2,901,089
4,970	Safehold, Inc.	95,871
26,532	Uniti Group, Inc.	77,474
115,200	VICI Properties, Inc.	3,299,328
		8,436,456
	Retail REITs — 16.7%
11,394	Acadia Realty Trust	204,180
11,087	Agree Realty Corp.	686,729
237	Alexander’s, Inc.	53,292
33,273	Brixmor Property Group, Inc.	768,274
2,710	CBL & Associates Properties, Inc.	63,360
8,245	Federal Realty Investment Trust	832,498
5,423	Getty Realty Corp.	144,577
7,496	InvenTrust Properties Corp.	185,601
73,699	Kimco Realty Corp.	1,434,183
24,251	Kite Realty Group Trust	542,737
23,826	Macerich (The) Co.	367,873
8,102	NETSTREIT Corp.	130,442
20,248	NNN REIT, Inc.	862,565
13,517	Phillips Edison & Co., Inc.	442,141
Shares	Description	Value

	Retail REITs (Continued)
96,161	Realty Income Corp.	$5,079,224
18,161	Regency Centers Corp.	1,129,614
14,075	Retail Opportunity Investments Corp.	174,952
1,430	Saul Centers, Inc.	52,581
35,994	Simon Property Group, Inc.	5,463,889
19,901	SITE Centers Corp.	288,565
12,076	Tanger, Inc.	327,380
13,121	Urban Edge Properties	242,345
5,241	Whitestone REIT	69,758
		19,546,760
	Self-Storage REITs — 8.6%
24,844	CubeSmart	1,122,204
23,381	Extra Space Storage, Inc.	3,633,641
7,697	National Storage Affiliates Trust	317,270
17,465	Public Storage	5,023,807
		10,096,922
	Single-Family Residential REITs — 5.7%
35,537	American Homes 4 Rent, Class A	1,320,555
20,595	Equity LifeStyle Properties, Inc.	1,341,352
63,585	Invitation Homes, Inc.	2,282,066
13,764	Sun Communities, Inc.	1,656,360
7,308	UMH Properties, Inc.	116,855
		6,717,188
	Total Common Stocks	116,354,983
	(Cost $144,578,107)
MONEY MARKET FUNDS — 0.1%
137,325	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	137,325
	(Cost $137,325)

	Total Investments — 99.7%	116,492,308
	(Cost $144,715,432)
	Net Other Assets and Liabilities — 0.3%	347,247
	Net Assets — 100.0%	$116,839,555

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 116,354,983	$ 116,354,983	$ —	$ —
Money Market Funds	137,325	137,325	—	—
Total Investments	$116,492,308	$116,492,308	$—	$—

*	See Portfolio of Investments for sub-industry breakout.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 2.6%
2,012,722	Primo Water Corp.	$43,998,103
	Building Products — 8.6%
688,733	A.O. Smith Corp.	56,324,585
349,767	Advanced Drainage Systems, Inc.	56,099,129
1,027,598	Zurn Elkay Water Solutions Corp.	30,211,381
		142,635,095
	Chemicals — 5.7%
290,217	Ecolab, Inc.	69,071,646
290,269	Hawkins, Inc.	26,414,479
		95,486,125
	Commercial Services & Supplies — 9.0%
492,784	Montrose Environmental Group, Inc. (a)	21,958,455
275,994	Tetra Tech, Inc.	56,435,253
755,062	Veralto Corp.	72,085,769
		150,479,477
	Construction & Engineering — 8.9%
642,755	AECOM	56,652,426
587,155	Stantec, Inc.	49,056,800
153,948	Valmont Industries, Inc.	42,251,029
		147,960,255
	Electronic Equipment, Instruments & Components — 4.4%
205,597	Badger Meter, Inc.	38,313,001
352,031	Itron, Inc. (a)	34,836,988
		73,149,989
	Health Care Equipment & Supplies — 3.3%
113,437	IDEXX Laboratories, Inc. (a)	55,266,506
	Life Sciences Tools & Services — 7.1%
475,047	Agilent Technologies, Inc.	61,580,343
193,387	Waters Corp. (a)	56,105,436
		117,685,779
	Machinery — 23.5%
770,941	Flowserve Corp.	37,082,262
313,835	Franklin Electric Co., Inc.	30,228,587
276,611	IDEX Corp.	55,654,133
170,911	Lindsay Corp.	21,001,544
952,498	Mueller Industries, Inc.	54,235,236
1,311,344	Mueller Water Products, Inc., Class A	23,499,285
733,975	Pentair PLC	56,273,863
Shares	Description	Value

	Machinery (Continued)
239,958	Watts Water Technologies, Inc., Class A	$44,001,099
513,597	Xylem, Inc.	69,659,161
		391,635,170
	Multi-Utilities — 2.0%
5,577,134	Algonquin Power & Utilities Corp. (b)	32,682,005
	Software — 4.0%
119,789	Roper Technologies, Inc.	67,520,268
	Trading Companies & Distributors — 6.6%
1,025,337	Core & Main, Inc., Class A (a)	50,179,993
308,595	Ferguson PLC	59,759,421
		109,939,414
	Water Utilities — 14.2%
456,886	American States Water Co.	33,156,217
550,468	American Water Works Co., Inc.	71,098,447
710,966	California Water Service Group	34,474,741
1,290,595	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	17,358,503
1,641,631	Essential Utilities, Inc.	61,282,085
370,349	SJW Group	20,080,323
		237,450,316
	Total Common Stocks	1,665,888,502
	(Cost $1,376,019,311)
MONEY MARKET FUNDS — 0.1%
872,768	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (c)	872,768
	(Cost $872,768)

See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$14,949,383	JPMorgan Chase & Co., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $14,956,011. Collateralized by U.S. Treasury Securities, interest rates of 2.63% to 6.25%, due 07/31/29 to 08/15/32. The value of the collateral including accrued interest is $15,248,372. (d)	$14,949,383
15,559,562	Mizuho Financial Group, Inc., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $15,566,460. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $15,870,756. (d)	15,559,562
	Total Repurchase Agreements	30,508,945
	(Cost $30,508,945)

	Total Investments — 101.8%	1,697,270,215
	(Cost $1,407,401,024)
	Net Other Assets and Liabilities — (1.8)%	(29,704,750)
	Net Assets — 100.0%	$1,667,565,465

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $29,300,000 and the total value of the collateral held by the Fund is $30,508,945.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,665,888,502	$ 1,665,888,502	$ —	$ —
Money Market Funds	872,768	872,768	—	—
Repurchase Agreements	30,508,945	—	30,508,945	—
Total Investments	$1,697,270,215	$1,666,761,270	$30,508,945	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$29,300,000
Non-cash Collateral(2)	(29,300,000)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$30,508,945
Non-cash Collateral(4)	(30,508,945)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 1.8%
133,489	National Fuel Gas Co.	$7,233,769
	Oil, Gas & Consumable Fuels — 98.1%
213,733	Amplify Energy Corp. (a)	1,449,109
377,916	Antero Resources Corp. (a)	12,331,399
499,853	APA Corp.	14,715,672
1,585,570	Baytex Energy Corp.	5,517,784
170,625	California Resources Corp.	9,080,663
157,955	Chesapeake Energy Corp.	12,982,322
70,203	Chord Energy Corp.	11,771,639
158,643	Civitas Resources, Inc.	10,946,367
341,322	CNX Resources Corp. (a)	8,294,125
421,624	Comstock Resources, Inc.	4,376,457
157,987	ConocoPhillips	18,070,553
550,818	Coterra Energy, Inc.	14,690,316
320,599	Crescent Energy, Inc., Class A	3,799,098
338,366	Devon Energy Corp.	16,038,549
85,596	Diamondback Energy, Inc.	17,135,463
144,147	EOG Resources, Inc.	18,143,783
393,239	EQT Corp.	14,541,978
137,050	Granite Ridge Resources, Inc.	867,527
38,834	Gulfport Energy Corp. (a)	5,863,934
553,637	Hess Midstream, L.P., Class A (b) (c)	20,174,532
1,177,281	Kosmos Energy Ltd. (a)	6,522,137
380,518	Magnolia Oil & Gas Corp., Class A	9,642,326
198,069	Matador Resources Co.	11,804,912
251,744	Murphy Oil Corp.	10,381,923
208,354	Northern Oil & Gas, Inc.	7,744,518
350,655	Obsidian Energy Ltd. (a)	2,622,899
280,075	Occidental Petroleum Corp.	17,653,127
286,659	Ovintiv, Inc.	13,435,707
848,931	Permian Resources Corp.	13,710,236
328,329	Range Resources Corp.	11,008,871
61,485	Riley Exploration Permian, Inc.	1,740,640
250,748	Ring Energy, Inc. (a)	423,764
225,062	SandRidge Energy, Inc.	2,910,052
204,705	SM Energy Co.	8,849,397
80,020	Summit Midstream Partners L.P. (a) (c)	2,845,511
1,082,159	Veren, Inc.	8,516,591
362,551	Vermilion Energy, Inc.	3,991,687
138,959	Vista Energy SAB de CV, ADR (a)	6,319,855
110,257	Vital Energy, Inc. (a)	4,941,719
140,702	Vitesse Energy, Inc.	3,334,637
1,006,364	W&T Offshore, Inc.	2,153,619
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
515,511	Western Midstream Partners, L.P. (c)	$20,481,252
606,538	Woodside Energy Group Ltd., ADR	11,408,980
		403,235,630
	Total Common Stocks	410,469,399
	(Cost $405,440,066)
MONEY MARKET FUNDS — 0.1%
376,516	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (d)	376,516
	(Cost $376,516)

	Total Investments — 100.0%	410,845,915
	(Cost $405,816,582)
	Net Other Assets and Liabilities — (0.0)%	(19,551)
	Net Assets — 100.0%	$410,826,364

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 410,469,399	$ 410,469,399	$ —	$ —
Money Market Funds	376,516	376,516	—	—
Total Investments	$410,845,915	$410,845,915	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.1%
8,581	1st Source Corp.	$460,113
10,696	Amalgamated Financial Corp.	293,071
24,215	Ameris Bancorp	1,219,225
5,851	Arrow Financial Corp.	152,419
11,560	BancFirst Corp.	1,013,812
18,138	Bancorp (The), Inc. (a)	684,891
3,533	Bank First Corp.	291,790
5,707	Bank of Marin Bancorp	92,396
39,747	Bank OZK	1,629,627
12,071	Banner Corp.	599,204
9,592	Bridgewater Bancshares, Inc. (a)	111,363
31,149	Brookline Bancorp, Inc.	260,094
5,203	Burke & Herbert Financial Services Corp.	265,249
8,936	Business First Bancshares, Inc.	194,447
5,118	Camden National Corp.	168,894
5,937	Capital City Bank Group, Inc.	168,848
46,510	Capitol Federal Financial, Inc.	255,340
8,065	Carter Bankshares, Inc. (a)	121,943
25,514	Cathay General Bancorp	962,388
16	Citizens Financial Services, Inc.	719
5,173	City Holding Co.	549,631
7,360	CNB Financial Corp.	150,218
4,702	Coastal Financial Corp. (a)	216,950
36,727	Columbia Financial, Inc. (a)	549,803
45,390	Commerce Bancshares, Inc.	2,531,854
6,316	Community Trust Bancorp, Inc.	275,757
6,612	Community West Bancshares	122,322
13,432	ConnectOne Bancorp, Inc.	253,730
17,272	CrossFirst Bankshares, Inc. (a)	242,153
48,930	CVB Financial Corp.	843,553
13,655	Dime Community Bancshares, Inc.	278,562
10,578	Eagle Bancorp, Inc.	199,924
4,336	Enterprise Bancorp, Inc.	107,880
13,137	Enterprise Financial Services Corp.	537,435
2,906	Esquire Financial Holdings, Inc.	138,326
13,158	Farmers National Banc Corp.	164,343
5,413	Financial Institutions, Inc.	104,579
14,426	First Bancorp	460,478
19,878	First Busey Corp.	481,246
6,431	First Community Bankshares, Inc.	236,918
33,449	First Financial Bancorp	743,237
50,052	First Financial Bankshares, Inc.	1,478,036
4,140	First Financial Corp.	152,683
44,796	First Hawaiian, Inc.	929,965
3,033	First Internet Bancorp	81,952
Shares	Description	Value

	Banks (Continued)
36,641	First Interstate BancSystem, Inc., Class A	$1,017,521
20,528	First Merchants Corp.	683,377
8,373	First Mid Bancshares, Inc.	275,304
7,890	First of Long Island (The) Corp.	79,058
7,471	Five Star Bancorp	176,689
10,186	Flushing Financial Corp.	133,946
63,689	Fulton Financial Corp.	1,081,439
10,395	German American Bancorp, Inc.	367,463
4,085	Great Southern Bancorp, Inc.	227,167
30,355	Hancock Whitney Corp.	1,451,880
10,648	Hanmi Financial Corp.	178,035
15,654	HarborOne Bancorp, Inc.	174,229
21,464	Heritage Commerce Corp.	186,737
12,155	Heritage Financial Corp.	219,155
764	Hingham Institution for (The) Savings (b)	136,664
6,113	HomeTrust Bancshares, Inc.	183,573
42,264	Hope Bancorp, Inc.	453,915
15,458	Horizon Bancorp, Inc.	191,215
14,880	Independent Bank Corp.	754,714
7,324	Independent Bank Corp.	197,748
14,499	Independent Bank Group, Inc.	659,994
21,787	International Bancshares Corp.	1,246,434
22,579	Kearny Financial Corp.	138,861
8,936	Lakeland Financial Corp.	549,743
5,649	Mercantile Bank Corp.	229,180
5,848	Mid Penn Bancorp, Inc.	128,364
7,527	Midland States Bancorp, Inc.	170,487
5,521	MidWestOne Financial Group, Inc.	124,167
16,521	NBT Bancorp, Inc.	637,711
2,795	Northeast Bank	170,104
4,917	Northeast Community Bancorp, Inc.	87,621
15,538	Northfield Bancorp, Inc.	147,300
1,927	Northrim BanCorp, Inc.	111,072
44,594	Northwest Bancshares, Inc.	515,061
20,573	OceanFirst Financial Corp.	326,905
15,714	Old Second Bancorp, Inc.	232,724
3,757	Orrstown Financial Services, Inc.	102,792
33,790	Pacific Premier Bancorp, Inc.	776,156
8,855	Pathward Financial, Inc.	500,927
6,225	Peapack-Gladstone Financial Corp.	140,996
12,437	Peoples Bancorp, Inc.	373,110
4,693	Preferred Bank	354,275
12,549	Premier Financial Corp.	256,753
8,649	Primis Financial Corp.	90,642
5,889	QCR Holdings, Inc.	353,340
6,461	RBB Bancorp	121,531
6,048	Republic Bancorp, Inc., Class A	324,233
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
13,398	S&T Bancorp, Inc.	$447,359
15,790	Sandy Spring Bancorp, Inc.	384,644
29,761	Seacoast Banking Corp. of Florida	703,550
11,642	Shore Bancshares, Inc.	133,301
5,114	Sierra Bancorp	114,451
43,970	Simmons First National Corp., Class A	772,993
5,753	South Plains Financial, Inc.	155,331
6,493	Southern California Bancorp (a)	87,461
3,979	Southern Missouri Bancorp, Inc.	179,095
10,612	Southside Bancshares, Inc.	292,997
10,299	Stock Yards Bancorp, Inc.	511,551
16,347	Texas Capital Bancshares, Inc. (a)	999,456
98,361	TFS Financial Corp.	1,241,316
4,784	Third Coast Bancshares, Inc. (a)	101,756
26,280	TowneBank	716,656
11,624	TriCo Bancshares	459,962
8,177	Triumph Financial, Inc. (a)	668,470
6,666	TrustCo Bank Corp.	191,781
21,445	Trustmark Corp.	644,208
17,080	UMB Financial Corp.	1,424,814
47,373	United Bankshares, Inc.	1,536,780
41,747	United Community Banks, Inc.	1,062,879
10,257	Univest Financial Corp.	234,167
19,106	Veritex Holdings, Inc.	402,946
28,528	WaFd, Inc.	815,330
5,976	Washington Trust Bancorp, Inc.	163,802
20,822	WesBanco, Inc.	581,142
9,348	Westamerica BanCorp	453,658
21,639	Wintrust Financial Corp.	2,132,740
21,057	WSFS Financial Corp.	989,679
		56,421,955
	Financial Services — 1.8%
4,781	Cass Information Systems, Inc.	191,575
16,033	Merchants Bancorp	649,978
8,667	NewtekOne, Inc.	108,944
6,883	Waterstone Financial, Inc.	88,033
		1,038,530
	Total Common Stocks	57,460,485
	(Cost $73,378,833)
MONEY MARKET FUNDS — 0.1%
49,220	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	49,220
	(Cost $49,220)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$10,400	Mizuho Financial Group, Inc., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $10,405. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $10,608. (d)	$10,400
	(Cost $10,400)

	Total Investments — 100.0%	57,520,105
	(Cost $73,438,453)
	Net Other Assets and Liabilities — 0.0%	1,139
	Net Assets — 100.0%	$57,521,244

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2D -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $10,375 and the total value of the collateral held by the Fund is $10,400.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 57,460,485	$ 57,460,485	$ —	$ —
Money Market Funds	49,220	49,220	—	—
Repurchase Agreements	10,400	—	10,400	—
Total Investments	$57,520,105	$57,509,705	$10,400	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,375
Non-cash Collateral(2)	(10,375)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$10,400
Non-cash Collateral(4)	(10,400)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
ASSETS:
Investments, at value	$2,072,736,462	$4,168,024,320	$132,222,022
Cash	—	—	—
Receivables:
Investment securities sold	6,165,089	—	—
Dividends	719,057	573,528	65,246
Securities lending income	69,614	15,662	7,695
Reclaims	—	—	—
Prepaid expenses	8,502	11,640	2,586
Total Assets	2,079,698,724	4,168,625,150	132,297,549

LIABILITIES:
Payables:
Collateral for securities on loan	7,034,154	57,152,032	49,600
Capital shares redeemed	6,164,455	—	—
Investment advisory fees	681,941	1,319,211	40,774
Licensing fees	516,526	978,534	33,749
Shareholder reporting fees	29,879	12,922	10,708
Audit and tax fees	14,504	14,490	14,513
Investment securities purchased	—	—	—
Trustees’ fees	—	—	—
Other liabilities	164,395	256,939	18,255
Total Liabilities	14,605,854	59,734,128	167,599
NET ASSETS	$2,065,092,870	$4,108,891,022	$132,129,950

NET ASSETS consist of:
Paid-in capital	$1,717,901,344	$3,477,312,454	$131,319,489
Par value	167,500	208,000	15,000
Accumulated distributable earnings (loss)	347,024,026	631,370,568	795,461
NET ASSETS	$2,065,092,870	$4,108,891,022	$132,129,950
NET ASSET VALUE, per share	$123.29	$197.54	$88.09
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	16,750,002	20,800,002	1,500,002
Investments, at cost	$1,784,043,204	$3,421,558,026	$121,324,162
Securities on loan, at value	$6,885,466	$55,903,232	$49,184
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$771,232,631	$116,492,308	$1,697,270,215	$410,845,915	$57,520,105
—	1,521	—	—	—

—	—	—	—	—
218,012	415,864	1,598,848	356,127	97,893
394,453	—	21,482	136	76
526,856	—	169,819	876	—
6,186	6,505	8,271	4,510	2,213
772,378,138	116,916,198	1,699,068,635	411,207,564	57,620,287

78,769,434	—	30,508,945	—	10,400
—	—	—	—	—
247,729	32,653	552,451	134,666	19,518
182,479	—	206,680	105,171	14,978
118,279	12,221	84,428	82,889	26,302
14,584	17,136	14,382	15,352	14,391
—	973	—	—	—
—	55	—	—	68
69,462	13,605	136,284	43,122	13,386
79,401,967	76,643	31,503,170	381,200	99,043
$692,976,171	$116,839,555	$1,667,565,465	$410,826,364	$57,521,244

$1,957,612,306	$149,259,267	$1,413,165,509	$962,238,277	$97,669,058
203,500	45,500	167,000	156,484	12,500
(1,264,839,635)	(32,465,212)	254,232,956	(551,568,397)	(40,160,314)
$692,976,171	$116,839,555	$1,667,565,465	$410,826,364	$57,521,244
$34.05	$25.68	$99.85	$26.25	$46.02
20,350,002	4,550,002	16,700,002	15,648,365	1,250,002
$1,371,171,414	$144,715,432	$1,407,401,024	$405,816,582	$73,438,453
$72,620,388	$—	$29,300,000	$—	$10,375
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)	First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
INVESTMENT INCOME:
Dividends	$11,311,416	$10,915,508	$1,060,133
Securities lending income (net of fees)	2,133,215	185,087	266,117
Foreign withholding tax	(39,911)	(180,236)	—
Total investment income	13,404,720	10,920,359	1,326,250

EXPENSES:
Investment advisory fees	4,283,527	7,648,404	300,190
Licensing fees	1,066,641	1,925,059	74,749
Accounting and administration fees	379,000	593,289	29,628
Shareholder reporting fees	66,912	77,163	15,414
Transfer agent fees	39,204	60,664	3,753
Legal fees	25,585	49,702	2,165
Audit and tax fees	14,532	14,500	14,499
Listing fees	6,236	6,236	6,236
Trustees’ fees and expenses	5,012	6,154	3,998
Custodian fees	(27,464)	(12,949)	2,369
Other expenses	12,119	14,504	1,447
Total expenses	5,871,304	10,382,726	454,448
Less fees waived by the investment advisor	—	—	(4,162)
Net expenses	5,871,304	10,382,726	450,286
NET INVESTMENT INCOME (LOSS)	7,533,416	537,633	875,964

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(18,928,568)	(8,807,101)	1,802,829
In-kind redemptions	276,360,043	388,419,012	12,059,969
Foreign currency transactions	—	—	—
Net realized gain (loss)	257,431,475	379,611,911	13,862,798
Net change in unrealized appreciation (depreciation) on:
Investments	(153,243,094)	69,711,250	(13,870,878)
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(153,243,094)	69,711,250	(13,870,878)
NET REALIZED AND UNREALIZED GAIN (LOSS)	104,188,381	449,323,161	(8,080)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,721,797	$449,860,794	$867,884
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)	First Trust S&P REIT Index Fund (FRI)	First Trust Water ETF (FIW)	First Trust Natural Gas ETF (FCG)	First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

$3,398,053	$2,364,829	$9,600,204	$5,995,906	$1,305,849
2,852,289	—	103,180	12,379	4,882
(37,157)	—	(188,937)	(48,049)	—
6,213,185	2,364,829	9,514,447	5,960,236	1,310,731

1,619,028	174,923	3,194,267	844,557	157,565
403,258	46,640	397,978	209,506	35,681
104,895	22,441	281,643	70,470	16,608
77,481	10,368	83,146	50,906	17,560
20,188	2,915	32,396	10,557	1,970
14,985	1,502	16,947	6,756	816
14,595	17,192	14,492	15,474	14,459
6,236	4,862	6,156	7,112	6,236
4,363	4,077	4,843	4,142	4,055
(14,348)	2,404	1,109	(2,069)	580
12,571	1,096	11,114	6,756	939
2,263,252	288,420	4,044,091	1,224,167	256,469
—	—	—	—	(20,121)
2,263,252	288,420	4,044,091	1,224,167	236,348
3,949,933	2,076,409	5,470,356	4,736,069	1,074,383

(102,225,110)	(1,247,556)	(13,271,435)	(11,117,743)	(963,521)
(83,764,277)	(665,012)	60,201,035	7,835,411	(2,107,259)
—	—	—	(621)	—
(185,989,387)	(1,912,568)	46,929,600	(3,282,953)	(3,070,780)

(29,022,645)	(1,360,298)	30,907,672	33,697,439	(4,987,052)
—	—	—	(950)	—
(29,022,645)	(1,360,298)	30,907,672	33,696,489	(4,987,052)
(215,012,032)	(3,272,866)	77,837,272	30,413,536	(8,057,832)
$(211,062,099)	$(1,196,457)	$83,307,628	$35,149,605	$(6,983,449)
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)		First Trust NASDAQ-100- Technology Sector Index Fund (QTEC)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$7,533,416	$14,072,622	$537,633	$2,947,476
Net realized gain (loss)	257,431,475	(1,534,772)	379,611,911	56,733,643
Net change in unrealized appreciation (depreciation)	(153,243,094)	467,638,627	69,711,250	1,001,338,311
Net increase (decrease) in net assets resulting from operations	111,721,797	480,176,477	449,860,794	1,061,019,430

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(7,579,050)	(14,296,112)	(887,760)	(3,468,140)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	371,208,335	868,400,353	966,110,553	1,512,418,124
Cost of shares redeemed	(672,534,157)	(158,497,835)	(799,433,736)	(435,865,726)
Net increase (decrease) in net assets resulting from shareholder transactions	(301,325,822)	709,902,518	166,676,817	1,076,552,398
Total increase (decrease) in net assets	(197,183,075)	1,175,782,883	615,649,851	2,134,103,688

NET ASSETS:
Beginning of period	2,262,275,945	1,086,493,062	3,493,241,171	1,359,137,483
End of period	$2,065,092,870	$2,262,275,945	$4,108,891,022	$3,493,241,171

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	19,250,002	12,250,002	19,900,002	12,900,002
Shares sold	3,050,000	8,550,000	5,100,000	10,100,000
Shares redeemed	(5,550,000)	(1,550,000)	(4,200,000)	(3,100,000)
Shares outstanding, end of period	16,750,002	19,250,002	20,800,002	19,900,002
See Notes to Financial Statements

First Trust NASDAQ-100 Ex- Technology Sector Index Fund (QQXT)		First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)		First Trust S&P REIT Index Fund (FRI)		First Trust Water ETF (FIW)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023

$875,964	$1,962,160	$3,949,933	$6,827,098	$2,076,409	$4,155,067	$5,470,356	$10,026,250
13,862,798	9,064,867	(185,989,387)	(81,744,835)	(1,912,568)	(6,380,965)	46,929,600	33,099,660
(13,870,878)	14,041,513	(29,022,645)	(66,605,179)	(1,360,298)	16,785,202	30,907,672	209,288,484
867,884	25,068,540	(211,062,099)	(141,522,916)	(1,196,457)	14,559,304	83,307,628	252,414,394

(874,191)	(1,980,762)	(3,623,740)	(9,544,615)	(1,725,556)	(4,123,107)	(4,713,731)	(10,284,831)

—	72,827,772	15,146,101	120,119,917	9,063,115	12,513,585	259,188,388	279,923,403
(44,253,896)	(53,207,747)	(246,536,503)	(403,503,870)	(12,514,800)	(32,834,885)	(187,472,027)	(254,578,833)
(44,253,896)	19,620,025	(231,390,402)	(283,383,953)	(3,451,685)	(20,321,300)	71,716,361	25,344,570
(44,260,203)	42,707,803	(446,076,241)	(434,451,484)	(6,373,698)	(9,885,103)	150,310,258	267,474,133

176,390,153	133,682,350	1,139,052,412	1,573,503,896	123,213,253	133,098,356	1,517,255,207	1,249,781,074
$132,129,950	$176,390,153	$692,976,171	$1,139,052,412	$116,839,555	$123,213,253	$1,667,565,465	$1,517,255,207

2,000,002	1,750,002	27,000,002	33,350,002	4,700,002	5,550,002	16,000,002	15,750,002
—	900,000	400,000	2,600,000	350,000	500,000	2,600,000	3,300,000
(500,000)	(650,000)	(7,050,000)	(8,950,000)	(500,000)	(1,350,000)	(1,900,000)	(3,050,000)
1,500,002	2,000,002	20,350,002	27,000,002	4,550,002	4,700,002	16,700,002	16,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

	First Trust Natural Gas ETF (FCG)		First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$4,736,069	$14,382,448	$1,074,383	$2,381,995
Net realized gain (loss)	(3,282,953)	49,190,277	(3,070,780)	(19,168,464)
Net change in unrealized appreciation (depreciation)	33,696,489	(65,692,591)	(4,987,052)	1,927,761
Net increase (decrease) in net assets resulting from operations	35,149,605	(2,119,866)	(6,983,449)	(14,858,708)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,480,855)	(17,277,389)	(1,061,522)	(2,475,883)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,586,109	61,796,633	16,124,560	31,219,646
Cost of shares redeemed	(108,789,391)	(454,182,180)	(42,750,018)	(108,833,123)
Net increase (decrease) in net assets resulting from shareholder transactions	(95,203,282)	(392,385,547)	(26,625,458)	(77,613,477)
Total increase (decrease) in net assets	(65,534,532)	(411,782,802)	(34,670,429)	(94,948,068)

NET ASSETS:
Beginning of period	476,360,896	888,143,698	92,191,673	187,139,741
End of period	$410,826,364	$476,360,896	$57,521,244	$92,191,673

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	19,598,365	36,248,365	1,850,002	3,550,002
Shares sold	500,000	2,500,000	350,000	650,000
Shares redeemed	(4,450,000)	(19,150,000)	(950,000)	(2,350,000)
Shares outstanding, end of period	15,648,365	19,598,365	1,250,002	1,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$117.52	$88.69	$118.42	$100.88	$73.78	$54.61
Income from investment operations:
Net investment income (loss)	0.42 (a)	0.85 (a)	0.60	0.28	0.34	0.36
Net realized and unrealized gain (loss)	5.79	28.80	(29.74)	17.54	27.11	19.16
Total from investment operations	6.21	29.65	(29.14)	17.82	27.45	19.52
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.82)	(0.59)	(0.28)	(0.35)	(0.35)
Net asset value, end of period	$123.29	$117.52	$88.69	$118.42	$100.88	$73.78
Total return (b)	5.28%	33.51%	(24.62)%	17.67%	37.35%	35.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,065,093	$2,262,276	$1,086,493	$1,391,414	$1,175,270	$907,438
Ratio of total expenses to average net assets	0.55% (c)	0.57%	0.58%	0.57%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets	0.70% (c)	0.82%	0.61%	0.25%	0.41%	0.56%
Portfolio turnover rate (d)	9%	34%	33%	23%	28%	29%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$175.54	$105.36	$175.32	$138.14	$100.08	$67.97
Income from investment operations:
Net investment income (loss)	0.03 (a)	0.20 (a)	0.18	0.02	0.58	0.70
Net realized and unrealized gain (loss)	22.01	70.22	(69.98)	37.19	38.09	32.09
Total from investment operations	22.04	70.42	(69.80)	37.21	38.67	32.79
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.24)	(0.16)	(0.03)	(0.61)	(0.68)
Net asset value, end of period	$197.54	$175.54	$105.36	$175.32	$138.14	$100.08
Total return (b)	12.56%	66.89%	(39.81)%	26.94%	38.82%	48.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,108,891	$3,493,241	$1,359,137	$4,049,807	$3,349,911	$2,912,388
Ratio of total expenses to average net assets	0.54% (c)	0.57%	0.57%	0.56%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	0.03% (c)	0.14%	0.12%	0.01%	0.50%	0.82%
Portfolio turnover rate (d)	11%	36%	28%	25%	31%	23%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$88.19	$76.39	$88.47	$79.43	$58.39	$45.66
Income from investment operations:
Net investment income (loss)	0.52 (a)	0.96 (a)	0.66	0.35	0.22	0.20
Net realized and unrealized gain (loss)	(0.08)	11.81	(12.04)	9.00	21.04	12.73
Total from investment operations	0.44	12.77	(11.38)	9.35	21.26	12.93
Distributions paid to shareholders from:
Net investment income	(0.54)	(0.97)	(0.70)	(0.31)	(0.22)	(0.20)
Net asset value, end of period	$88.09	$88.19	$76.39	$88.47	$79.43	$58.39
Total return (b)	0.49%	16.77%	(12.85)%	11.80%	36.48%	28.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$132,130	$176,390	$133,682	$137,135	$146,938	$102,183
Ratio of total expenses to average net assets	0.61% (c)	0.62%	0.63%	0.62%	0.62%	0.64%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.17% (c)	1.16%	0.86%	0.40%	0.34%	0.38%
Portfolio turnover rate (d)	12%	32%	35%	25%	35%	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.19	$47.18	$67.96	$70.17	$24.91	$17.63
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.22 (a)	0.07	(0.13)	0.11	0.13
Net realized and unrealized gain (loss)	(8.13)	(4.89)	(20.70)	(2.07)	45.36	7.36
Total from investment operations	(7.96)	(4.67)	(20.63)	(2.20)	45.47	7.49
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.32)	(0.15)	(0.01)	(0.21)	(0.21)
Net asset value, end of period	$34.05	$42.19	$47.18	$67.96	$70.17	$24.91
Total return (b)	(18.87)%	(9.98)%	(30.37)%	(3.14)%	183.52%	42.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$692,976	$1,139,052	$1,573,504	$2,823,661	$1,999,803	$144,467
Ratio of total expenses to average net assets	0.56% (c)	0.59%	0.58%	0.58%	0.60%	0.63%
Ratio of net expenses to average net assets	0.56% (c)	0.59%	0.58%	0.58%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.98% (c)	0.48%	0.10%	(0.24)%	0.04%	0.58%
Portfolio turnover rate (d)	13%	17%	36%	28%	43%	26%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P REIT Index Fund (FRI)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.22	$23.98	$32.59	$23.23	$26.14	$21.63
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.83 (a)	0.53	0.50	0.52	0.56
Net realized and unrealized gain (loss)	(0.61)	2.26	(8.54)	9.33	(2.72)	4.55
Total from investment operations	(0.16)	3.09	(8.01)	9.83	(2.20)	5.11
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.85)	(0.60)	(0.47)	(0.71)	(0.60)
Net asset value, end of period	$25.68	$26.22	$23.98	$32.59	$23.23	$26.14
Total return (b)	(0.62)%	13.10%	(24.63)%	42.52%	(8.10)%	23.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,840	$123,213	$133,098	$236,309	$74,344	$198,642
Ratio of total expenses to average net assets	0.49% (c)	0.53%	0.50%	0.51%	0.52%	0.51%
Ratio of net expenses to average net assets	0.49% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.56% (c)	3.40%	1.84%	2.04%	2.04%	2.40%
Portfolio turnover rate (d)	3%	6%	8%	6%	6%	10%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Water ETF (FIW)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$94.83	$79.35	$94.74	$72.13	$59.91	$43.96
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.63 (a)	0.53	0.36	0.38	0.32
Net realized and unrealized gain (loss)	4.97	15.50	(15.39)	22.60	12.24	15.96
Total from investment operations	5.31	16.13	(14.86)	22.96	12.62	16.28
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.65)	(0.53)	(0.35)	(0.40)	(0.33)
Net asset value, end of period	$99.85	$94.83	$79.35	$94.74	$72.13	$59.91
Total return (b)	5.59%	20.39%	(15.65)%	31.89%	21.20%	37.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,667,565	$1,517,255	$1,249,781	$1,605,791	$688,794	$536,168
Ratio of total expenses to average net assets	0.51% (c)	0.53%	0.53%	0.53%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets	0.69% (c)	0.74%	0.66%	0.47%	0.66%	0.61%
Portfolio turnover rate (d)	10%	17%	13%	15%	15%	12%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Natural Gas ETF (FCG)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.31	$24.50	$17.17	$8.80	$12.05	$14.69
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.61 (a)	0.69	0.20	0.10	0.10
Net realized and unrealized gain (loss)	2.00	(0.01)	7.38	8.47	(3.01)	(2.39)
Total from investment operations	2.29	0.60	8.07	8.67	(2.91)	(2.29)
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.79)	(0.74)	(0.30)	—	(0.11)
Return of capital	—	—	—	—	(0.34)	(0.24)
Total distributions	(0.35)	(0.79)	(0.74)	(0.30)	(0.34)	(0.35)
Net asset value, end of period	$26.25	$24.31	$24.50	$17.17	$8.80	$12.05
Total return (b)	9.41%	2.55%	47.27%	98.69%	(23.22)%	(15.87)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$410,826	$476,361	$888,144	$423,225	$103,429	$95,209
Ratio of total expenses to average net assets	0.58% (c)	0.60%	0.60%	0.62% (d)	0.67%	0.65%
Ratio of net expenses to average net assets	0.58% (c)	0.60%	0.60%	0.61% (d)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.24% (c)	2.51%	2.82%	1.41%	1.48%	0.65%
Portfolio turnover rate (e)	25%	27%	39%	42%	103%	61%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	For the year ended December 31, 2021, ratio reflects excise tax of 0.01%, which is not included in the expense cap.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$49.83	$52.72	$58.97	$44.75	$51.91	$43.16
Income from investment operations:
Net investment income (loss)	0.62 (a)	1.19 (a)	1.10	1.01	1.11	1.04
Net realized and unrealized gain (loss)	(3.72)	(2.73)	(6.24)	14.20	(7.13)	8.72
Total from investment operations	(3.10)	(1.54)	(5.14)	15.21	(6.02)	9.76
Distributions paid to shareholders from:
Net investment income	(0.71)	(1.35)	(1.11)	(0.99)	(1.14)	(1.01)
Net asset value, end of period	$46.02	$49.83	$52.72	$58.97	$44.75	$51.91
Total return (b)	(6.23)%	(2.44)%	(8.70)%	34.08%	(11.00)%	22.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,521	$92,192	$187,140	$117,947	$85,020	$142,752
Ratio of total expenses to average net assets	0.65% (c)	0.67%	0.62%	0.63%	0.64%	0.60%
Ratio of net expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.73% (c)	2.61%	2.11%	1.82%	2.75%	1.98%
Portfolio turnover rate (d)	3%	24%	18%	23%	14%	15%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “QQEW”)
First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)
First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)
First Trust Water ETF – (NYSE Arca ticker “FIW”)
First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)
First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)
QCLN operates as a non-diversified series of the Trust. Each of QQEW, QTEC, QQXT, FRI, FIW, FCG and QABA operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq-100 Equal WeightedTM Index
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq-100 Technology SectorTM Index
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq-100 Ex-Tech SectorTM Index
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq® Clean Edge® Green EnergyTM Index
First Trust S&P REIT Index Fund	S&P United States REIT Index
First Trust Water ETF	ISE Clean Edge WaterTM Index
First Trust Natural Gas ETF	ISE-Revere Natural GasTM Index
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq OMX® ABA Community BankTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FIW, FCG, and QABA. Prior to June 10, 2024, FIW, FCG, and QABA’s securities agent was BBH. Effective June 10, 2024, the Bank of New York Mellon (“BNY”) acts as FIW, FCG, and QABA’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, QQEW, QTEC, QQXT, QCLN, FIW, and QABA had securities in the securities lending program. During the six months ended June 30, 2024, all the Funds, except FRI, participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNY.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2024, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ-100 Equal Weighted Index Fund	$14,296,112	$—	$—
First Trust NASDAQ-100-Technology Sector Index Fund	3,468,140	—	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	1,980,762	—	—
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	9,544,615	—	—
First Trust S&P REIT Index Fund	4,123,107	—	—
First Trust Water ETF	10,284,831	—	—
First Trust Natural Gas ETF	17,277,389	—	—
First Trust NASDAQ® ABA Community Bank Index Fund	2,475,883	—	—
As of December 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$—	$(163,540,102)	$406,421,381
First Trust NASDAQ-100-Technology Sector Index Fund	—	(453,846,896)	636,244,430
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	(21,074,113)	21,875,881
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	—	(425,003,827)	(625,149,969)
First Trust S&P REIT Index Fund	55,122	(691,561)	(28,906,760)
First Trust Water ETF	—	(54,205,045)	229,844,104
First Trust Natural Gas ETF	—	(530,260,707)	(50,976,440)
First Trust NASDAQ® ABA Community Bank Index Fund	—	(20,605,691)	(11,509,652)
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ-100 Equal Weighted Index Fund	$163,540,102
First Trust NASDAQ-100-Technology Sector Index Fund	453,846,896

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$21,074,113
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	425,003,827
First Trust S&P REIT Index Fund	691,561
First Trust Water ETF	54,205,045
First Trust Natural Gas ETF	530,260,707
First Trust NASDAQ® ABA Community Bank Index Fund	20,605,691
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2023, the Funds had no net late year ordinary or capital losses.
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ-100 Equal Weighted Index Fund	$1,784,043,204	$391,269,149	$(102,575,891)	$288,693,258
First Trust NASDAQ-100-Technology Sector Index Fund	3,421,558,026	870,625,449	(124,159,155)	746,466,294
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	121,324,162	21,537,273	(10,639,413)	10,897,860
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	1,371,171,414	75,134,140	(675,072,923)	(599,938,783)
First Trust S&P REIT Index Fund	144,715,432	3,269,140	(31,492,264)	(28,223,124)
First Trust Water ETF	1,407,401,024	324,757,648	(34,888,457)	289,869,191
First Trust Natural Gas ETF	405,816,582	31,488,155	(26,458,822)	5,029,333
First Trust NASDAQ® ABA Community Bank Index Fund	73,438,453	379,306	(16,297,654)	(15,918,348)
H. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ-100 Equal Weighted Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	Nasdaq, Inc.
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	Nasdaq, Inc. and Clean Edge®
First Trust S&P REIT Index Fund	S&P Dow Jones Indices LLC
First Trust Water ETF	Nasdaq, Inc.
First Trust Natural Gas ETF	Nasdaq, Inc.
First Trust NASDAQ® ABA Community Bank Index Fund	Nasdaq, Inc. and American Bankers Association
The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	QQEW	QTEC	QQXT	QCLN	FRI	FIW	FCG	QABA
Fund net assets up to and including $2.5 billion	0.40%	0.40%	0.40%	0.40%	0.3000%	0.40%	0.40%	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%	0.39%	0.39%	0.39%	0.2925%	0.39%	0.39%	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%	0.38%	0.38%	0.38%	0.2850%	0.38%	0.38%	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%	0.37%	0.37%	0.37%	0.2775%	0.37%	0.37%	0.37%
Fund net assets greater than $10 billion up to and including $15 billion	0.36%	0.36%	0.36%	0.36%	0.2700%	0.36%	0.36%	0.36%
Fund net assets greater than $15 billion	0.34%	0.34%	0.34%	0.34%	0.2550%	0.34%	0.34%	0.34%
The Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2025.

Expense Cap
First Trust NASDAQ-100 Equal Weighted Index Fund	0.60%
First Trust NASDAQ-100-Technology Sector Index Fund	0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	0.60%
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	0.60%
First Trust S&P REIT Index Fund	0.50%
First Trust Water ETF	0.60%
First Trust Natural Gas ETF	0.60%
First Trust NASDAQ® ABA Community Bank Index Fund	0.60%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$192,466,435	$191,764,322
First Trust NASDAQ-100-Technology Sector Index Fund	411,094,671	413,785,835
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	17,646,753	17,460,361
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	107,243,170	107,076,228
First Trust S&P REIT Index Fund	3,752,102	3,133,231
First Trust Water ETF	154,746,805	155,382,222
First Trust Natural Gas ETF	106,593,522	107,000,557
First Trust NASDAQ® ABA Community Bank Index Fund	2,757,403	2,738,923
For the six months ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ-100 Equal Weighted Index Fund	$370,562,986	$670,787,187
First Trust NASDAQ-100-Technology Sector Index Fund	965,844,978	796,672,895
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	44,212,072
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	15,124,088	246,073,513
First Trust S&P REIT Index Fund	9,027,657	12,459,630
First Trust Water ETF	258,809,047	186,466,228
First Trust Natural Gas ETF	13,548,526	108,639,247
First Trust NASDAQ® ABA Community Bank Index Fund	16,089,819	42,674,854
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust Natural Gas ETF (FCG)
First Trust S&P REIT Index Fund (FRI)
First Trust Water ETF (FIW)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through April 30, 2026. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of QQEW’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Exchange-Traded Fund
Book 3

First Trust Dividend StrengthTM ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

First Trust Exchange-Traded Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 5.8%
1,500	General Dynamics Corp.	$435,210
1,593	Huntington Ingalls Industries, Inc.	392,404
933	Lockheed Martin Corp.	435,804
		1,263,418
	Banks — 16.6%
8,039	Commerce Bancshares, Inc.	448,416
3,881	Cullen/Frost Bankers, Inc.	394,426
5,940	East West Bancorp, Inc.	434,986
3,019	M&T Bank Corp.	456,956
5,203	Popular, Inc.	460,101
22,904	Regions Financial Corp.	458,996
12,400	Synovus Financial Corp.	498,356
10,844	Zions Bancorp N.A.	470,304
		3,622,541
	Building Products — 2.1%
6,800	Johnson Controls International PLC	451,996
	Capital Markets — 2.2%
5,748	Stifel Financial Corp.	483,694
	Chemicals — 7.8%
5,447	CF Industries Holdings, Inc.	403,732
4,490	Eastman Chemical Co.	439,885
7,487	FMC Corp.	430,877
3,307	PPG Industries, Inc.	416,318
		1,690,812
	Consumer Staples Distribution & Retail — 3.6%
5,642	Sysco Corp.	402,782
2,572	Target Corp.	380,759
		783,541
	Distributors — 1.7%
2,666	Genuine Parts Co.	368,761
	Financial Services — 4.3%
11,840	Equitable Holdings, Inc.	483,782
14,595	Radian Group, Inc.	453,905
		937,687
	Food Products — 3.9%
6,915	Archer-Daniels-Midland Co.	418,012
3,953	Bunge Global S.A.	422,062
		840,074
	Ground Transportation — 1.9%
1,865	Union Pacific Corp.	421,975
	Health Care Providers & Services — 2.1%
3,370	Quest Diagnostics, Inc.	461,286
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.1%
6,191	Wyndham Hotels & Resorts, Inc.	$458,134
	Household Durables — 2.3%
3,103	Garmin Ltd.	505,541
	Industrial Conglomerates — 2.2%
2,228	Honeywell International, Inc.	475,767
	Insurance — 8.1%
5,201	Aflac, Inc.	464,501
3,609	Cincinnati Financial Corp.	426,223
3,087	RLI Corp.	434,310
8,428	Unum Group	430,755
		1,755,789
	Machinery — 5.4%
3,728	AGCO Corp.	364,897
3,893	PACCAR, Inc.	400,745
1,610	Snap-on, Inc.	420,838
		1,186,480
	Media — 1.9%
14,091	Interpublic Group of (The) Cos., Inc.	409,907
	Oil, Gas & Consumable Fuels — 14.9%
3,346	ConocoPhillips	382,715
15,599	Coterra Energy, Inc.	416,025
8,352	Devon Energy Corp.	395,885
2,156	Diamondback Energy, Inc.	431,610
3,251	EOG Resources, Inc.	409,203
7,614	HF Sinclair Corp.	406,131
2,798	Phillips 66	394,994
2,641	Valero Energy Corp.	414,003
		3,250,566
	Professional Services — 2.0%
13,703	Genpact Ltd.	441,100
	Semiconductors & Semiconductor Equipment — 6.9%
5,300	Microchip Technology, Inc.	484,950
2,746	QUALCOMM, Inc.	546,948
4,504	Skyworks Solutions, Inc.	480,037
		1,511,935
	Specialty Retail — 2.2%
2,219	Dick’s Sporting Goods, Inc.	476,752
	Total Common Stocks	21,797,756
	(Cost $20,380,172)
See Notes to Financial Statements

First Trust Dividend StrengthTM ETF (FTDS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
25,596	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (a)	$25,596
	(Cost $25,596)

	Total Investments — 100.1%	21,823,352
	(Cost $20,405,768)
	Net Other Assets and Liabilities — (0.1)%	(15,237)
	Net Assets — 100.0%	$21,808,115

(a)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,797,756	$ 21,797,756	$ —	$ —
Money Market Funds	25,596	25,596	—	—
Total Investments	$21,823,352	$21,823,352	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 3.4%
42,481	Boeing (The) Co. (a)	$7,731,967
	Banks — 3.4%
38,861	JPMorgan Chase & Co.	7,860,026
	Beverages — 3.4%
120,390	Coca-Cola (The) Co.	7,662,823
	Biotechnology — 3.4%
25,218	Amgen, Inc.	7,879,364
	Broadline Retail — 3.5%
41,002	Amazon.com, Inc. (a)	7,923,636
	Capital Markets — 3.3%
16,867	Goldman Sachs Group (The), Inc.	7,629,281
	Chemicals — 3.2%
136,867	Dow, Inc.	7,260,794
	Communications Equipment — 3.4%
164,852	Cisco Systems, Inc.	7,832,119
	Consumer Finance — 3.4%
33,496	American Express Co.	7,755,999
	Consumer Staples Distribution & Retail — 3.3%
112,362	Walmart, Inc.	7,608,031
	Diversified Telecommunication Services — 3.4%
189,828	Verizon Communications, Inc.	7,828,507
	Entertainment — 3.3%
75,327	Walt Disney (The) Co.	7,479,218
	Financial Services — 3.2%
27,822	Visa, Inc., Class A	7,302,440
	Health Care Providers & Services — 3.4%
15,149	UnitedHealth Group, Inc.	7,714,780
	Hotels, Restaurants & Leisure — 3.3%
29,697	McDonald’s Corp.	7,567,983
	Household Products — 3.3%
45,149	Procter & Gamble (The) Co.	7,445,973
	Industrial Conglomerates — 6.7%
74,633	3M Co.	7,626,746
36,112	Honeywell International, Inc.	7,711,357
		15,338,103
	Insurance — 3.3%
36,582	Travelers (The) Cos., Inc.	7,438,584
	IT Services — 3.4%
44,504	International Business Machines Corp.	7,696,967
Shares	Description	Value

	Machinery — 3.4%
23,425	Caterpillar, Inc.	$7,802,867
	Oil, Gas & Consumable Fuels — 3.4%
49,357	Chevron Corp.	7,720,422
	Pharmaceuticals — 6.5%
51,741	Johnson & Johnson	7,562,465
58,159	Merck & Co., Inc.	7,200,084
		14,762,549
	Semiconductors & Semiconductor Equipment — 3.4%
247,306	Intel Corp.	7,659,067
	Software — 7.0%
17,015	Microsoft Corp.	7,604,854
32,467	Salesforce, Inc.	8,347,266
		15,952,120
	Specialty Retail — 3.3%
21,711	Home Depot (The), Inc.	7,473,795
	Technology Hardware, Storage & Peripherals — 3.3%
35,439	Apple, Inc.	7,464,162
	Textiles, Apparel & Luxury Goods — 2.7%
80,635	NIKE, Inc., Class B	6,077,460
	Total Common Stocks	227,869,037
	(Cost $205,810,759)
MONEY MARKET FUNDS — 0.0%
30,729	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	30,729
	(Cost $30,729)

	Total Investments — 100.0%	227,899,766
	(Cost $205,841,488)
	Net Other Assets and Liabilities — 0.0%	44,186
	Net Assets — 100.0%	$227,943,952

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.
See Notes to Financial Statements

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 227,869,037	$ 227,869,037	$ —	$ —
Money Market Funds	30,729	30,729	—	—
Total Investments	$227,899,766	$227,899,766	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.5%
890	Axon Enterprise, Inc. (a)	$261,874
1,347	General Dynamics Corp.	390,818
3,867	Howmet Aerospace, Inc.	300,195
826	Lockheed Martin Corp.	385,825
350	TransDigm Group, Inc.	447,163
		1,785,875
	Automobile Components — 0.4%
3,940	Aptiv PLC (a)	277,455
	Automobiles — 1.7%
33,901	Ford Motor Co.	425,119
16,888	General Motors Co.	784,616
		1,209,735
	Banks — 3.6%
6,810	Citigroup, Inc.	432,163
13,318	Citizens Financial Group, Inc.	479,848
21,433	Huntington Bancshares, Inc.	282,487
2,542	M&T Bank Corp.	384,757
19,783	Regions Financial Corp.	396,451
6,265	U.S. Bancorp	248,720
5,529	Wells Fargo & Co.	328,367
		2,552,793
	Beverages — 1.0%
6,268	Coca-Cola (The) Co.	398,958
2,731	Monster Beverage Corp. (a)	136,413
945	PepsiCo, Inc.	155,859
		691,230
	Biotechnology — 0.5%
328	Regeneron Pharmaceuticals, Inc. (a)	344,738
	Building Products — 1.9%
2,117	Builders FirstSource, Inc. (a)	293,014
814	Carlisle Cos., Inc.	329,841
2,928	Masco Corp.	195,210
1,537	Trane Technologies PLC	505,565
		1,323,630
	Capital Markets — 4.9%
805	Ameriprise Financial, Inc.	343,888
2,837	Ares Management Corp., Class A	378,115
5,755	Bank of New York Mellon (The) Corp.	344,667
5,049	Coinbase Global, Inc., Class A (a)	1,122,039
1,453	FactSet Research Systems, Inc.	593,216
3,914	KKR & Co., Inc.	411,910
3,894	State Street Corp.	288,156
		3,481,991
Shares	Description	Value

	Commercial Services & Supplies — 4.1%
1,181	Cintas Corp.	$827,007
3,612	Copart, Inc. (a)	195,626
3,455	Republic Services, Inc.	671,445
13,966	Rollins, Inc.	681,401
2,697	Waste Management, Inc.	575,378
		2,950,857
	Communications Equipment — 2.6%
1,897	Arista Networks, Inc. (a)	664,861
9,925	Cisco Systems, Inc.	471,537
1,865	Motorola Solutions, Inc.	719,983
		1,856,381
	Construction & Engineering — 0.3%
866	Quanta Services, Inc.	220,042
	Consumer Finance — 1.3%
2,821	Capital One Financial Corp.	390,567
11,087	Synchrony Financial	523,196
		913,763
	Consumer Staples Distribution & Retail — 2.4%
256	Costco Wholesale Corp.	217,598
6,300	Kroger (The) Co.	314,559
12,206	Sysco Corp.	871,386
24,632	Walgreens Boots Alliance, Inc.	297,924
		1,701,467
	Containers & Packaging — 0.5%
1,610	Avery Dennison Corp.	352,026
	Diversified Telecommunication Services — 0.5%
19,491	AT&T, Inc.	372,473
	Electric Utilities — 1.3%
2,928	Constellation Energy Corp.	586,391
3,224	Entergy Corp.	344,968
		931,359
	Electrical Equipment — 3.1%
3,036	AMETEK, Inc.	506,132
608	Hubbell, Inc.	222,212
16,992	Vertiv Holdings Co., Class A	1,470,997
		2,199,341
	Electronic Equipment, Instruments & Components — 0.3%
3,452	Amphenol Corp., Class A	232,561
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 0.8%
536	Netflix, Inc. (a)	$361,736
32,439	Warner Bros. Discovery, Inc. (a)	241,346
		603,082
	Financial Services — 4.1%
5,702	Apollo Global Management, Inc.	673,235
1,074	Berkshire Hathaway, Inc., Class B (a)	436,903
11,335	Corebridge Financial, Inc.	330,075
536	Corpay, Inc. (a)	142,796
1,191	Fiserv, Inc. (a)	177,506
1,349	Mastercard, Inc., Class A	595,125
2,295	Visa, Inc., Class A	602,369
		2,958,009
	Food Products — 4.5%
9,859	Archer-Daniels-Midland Co.	595,977
6,985	Bunge Global S.A.	745,788
9,035	Conagra Brands, Inc.	256,775
821	Hershey (The) Co.	150,924
9,630	Kraft Heinz (The) Co.	310,279
3,675	Lamb Weston Holdings, Inc.	308,994
7,205	Mondelez International, Inc., Class A	471,495
6,445	Tyson Foods, Inc., Class A	368,267
		3,208,499
	Gas Utilities — 0.7%
4,574	Atmos Energy Corp.	533,557
	Ground Transportation — 1.1%
6,508	Uber Technologies, Inc. (a)	473,001
1,381	Union Pacific Corp.	312,465
		785,466
	Health Care Equipment & Supplies — 1.6%
465	Intuitive Surgical, Inc. (a)	206,855
4,139	Medtronic PLC	325,781
1,843	Stryker Corp.	627,081
		1,159,717
	Health Care Providers & Services — 3.8%
2,692	Cencora, Inc.	606,507
5,933	Centene Corp. (a)	393,358
893	Cigna Group (The)	295,199
6,466	CVS Health Corp.	381,882
700	Elevance Health, Inc.	379,302
780	Humana, Inc.	291,447
598	McKesson Corp.	349,256
		2,696,951
Shares	Description	Value

	Hotels, Restaurants & Leisure — 3.7%
45	Booking Holdings, Inc.	$178,267
7,947	Chipotle Mexican Grill, Inc. (a)	497,880
2,296	Darden Restaurants, Inc.	347,431
10,462	DraftKings, Inc., Class A (a)	399,334
1,631	Hilton Worldwide Holdings, Inc.	355,884
575	McDonald’s Corp.	146,533
2,258	Royal Caribbean Cruises Ltd. (a)	359,993
2,923	Yum! Brands, Inc.	387,181
		2,672,503
	Household Durables — 0.7%
1,544	D.R. Horton, Inc.	217,596
1,933	Lennar Corp., Class A	289,699
		507,295
	Household Products — 3.2%
4,922	Church & Dwight Co., Inc.	510,313
9,364	Colgate-Palmolive Co.	908,683
5,187	Procter & Gamble (The) Co.	855,440
		2,274,436
	Independent Power and Renewable Electricity Producers — 1.5%
12,470	Vistra Corp.	1,072,171
	Industrial Conglomerates — 0.8%
2,659	Honeywell International, Inc.	567,803
	Insurance — 9.7%
8,766	American International Group, Inc.	650,788
1,060	Aon PLC, Class A	311,195
6,972	Arch Capital Group Ltd. (a)	703,405
10,412	Brown & Brown, Inc.	930,937
636	Chubb Ltd.	162,231
2,658	Cincinnati Financial Corp.	313,910
1,262	Everest Group Ltd.	480,847
6,715	Hartford Financial Services Group (The), Inc.	675,126
10,612	Loews Corp.	793,141
225	Markel Group, Inc. (a)	354,523
1,855	Marsh & McLennan Cos., Inc.	390,886
3,779	Principal Financial Group, Inc.	296,462
2,699	Prudential Financial, Inc.	316,296
1,567	Travelers (The) Cos., Inc.	318,634
2,569	W.R. Berkley Corp.	201,872
		6,900,253
	Interactive Media & Services — 0.7%
996	Meta Platforms, Inc., Class A	502,203
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.7%
418	Gartner, Inc. (a)	$187,707
1,835	VeriSign, Inc. (a)	326,263
		513,970
	Machinery — 3.8%
1,422	IDEX Corp.	286,106
3,935	Illinois Tool Works, Inc.	932,438
630	Lincoln Electric Holdings, Inc.	118,843
3,901	Otis Worldwide Corp.	375,510
1,313	PACCAR, Inc.	135,160
293	Parker-Hannifin Corp.	148,202
2,511	Westinghouse Air Brake Technologies Corp.	396,864
2,487	Xylem, Inc.	337,312
		2,730,435
	Media — 0.5%
9,460	Fox Corp., Class A	325,140
	Metals & Mining — 0.7%
1,365	Nucor Corp.	215,779
2,175	Steel Dynamics, Inc.	281,663
		497,442
	Oil, Gas & Consumable Fuels — 3.1%
8,781	EQT Corp.	324,721
2,329	Exxon Mobil Corp.	268,115
20,685	Kinder Morgan, Inc.	411,011
10,238	Marathon Oil Corp.	293,523
1,544	Marathon Petroleum Corp.	267,853
2,287	Targa Resources Corp.	294,520
8,833	Williams (The) Cos., Inc.	375,403
		2,235,146
	Passenger Airlines — 1.2%
10,165	Southwest Airlines Co.	290,821
12,059	United Airlines Holdings, Inc. (a)	586,791
		877,612
	Pharmaceuticals — 2.1%
520	Eli Lilly & Co.	470,798
2,726	Johnson & Johnson	398,432
2,887	Merck & Co., Inc.	357,411
27,896	Viatris, Inc.	296,534
		1,523,175
	Professional Services — 4.1%
2,987	Automatic Data Processing, Inc.	712,967
1,462	Booz Allen Hamilton Holding Corp.	225,002
3,194	Broadridge Financial Solutions, Inc.	629,218
Shares	Description	Value

	Professional Services (Continued)
8,239	Paychex, Inc.	$976,816
1,503	Verisk Analytics, Inc.	405,133
		2,949,136
	Retail REITs — 0.5%
6,125	Realty Income Corp.	323,523
	Semiconductors & Semiconductor Equipment — 3.6%
1,436	Applied Materials, Inc.	338,882
279	Broadcom, Inc.	447,943
1,814	Entegris, Inc.	245,615
430	KLA Corp.	354,539
9,439	NVIDIA Corp.	1,166,094
		2,553,073
	Software — 3.1%
707	Cadence Design Systems, Inc. (a)	217,579
232	Fair Isaac Corp. (a)	345,369
781	Manhattan Associates, Inc. (a)	192,657
453	Microsoft Corp.	202,468
9,403	Nutanix, Inc., Class A (a)	534,561
20,973	Palantir Technologies, Inc., Class A (a)	531,246
348	Synopsys, Inc. (a)	207,081
		2,230,961
	Specialized REITs — 0.2%
5,638	VICI Properties, Inc.	161,472
	Specialty Retail — 2.4%
3,354	Best Buy Co., Inc.	282,709
275	O’Reilly Automotive, Inc. (a)	290,416
4,936	Ross Stores, Inc.	717,300
3,811	TJX (The) Cos., Inc.	419,591
		1,710,016
	Technology Hardware, Storage & Peripherals — 1.5%
2,201	Apple, Inc.	463,575
28,577	Hewlett Packard Enterprise Co.	604,975
		1,068,550
	Textiles, Apparel & Luxury Goods — 0.7%
495	Deckers Outdoor Corp. (a)	479,135
	Trading Companies & Distributors — 1.2%
4,855	Fastenal Co.	305,088
486	United Rentals, Inc.	314,311
232	W.W. Grainger, Inc.	209,320
		828,719
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 0.7%
2,820	T-Mobile US, Inc.	$496,828
	Total Common Stocks	71,343,995
	(Cost $70,159,545)
MONEY MARKET FUNDS — 0.1%
30,775	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (b)	30,775
	(Cost $30,775)

	Total Investments — 100.0%	71,374,770
	(Cost $70,190,320)
	Net Other Assets and Liabilities — 0.0%	19,583
	Net Assets — 100.0%	$71,394,353

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 71,343,995	$ 71,343,995	$ —	$ —
Money Market Funds	30,775	30,775	—	—
Total Investments	$71,374,770	$71,374,770	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
18	Huntington Ingalls Industries, Inc.	$4,434
11	Lockheed Martin Corp.	5,138
		9,572
	Air Freight & Logistics — 1.3%
88	C.H. Robinson Worldwide, Inc.	7,754
53	Expeditors International of Washington, Inc.	6,614
		14,368
	Banks — 3.5%
209	Citizens Financial Group, Inc.	7,530
508	Huntington Bancshares, Inc.	6,696
50	M&T Bank Corp.	7,568
211	Truist Financial Corp.	8,197
161	Wells Fargo & Co.	9,562
		39,553
	Beverages — 0.5%
121	Molson Coors Beverage Co., Class B	6,150
	Biotechnology — 1.5%
47	AbbVie, Inc.	8,061
134	Gilead Sciences, Inc.	9,194
		17,255
	Broadline Retail — 1.8%
201	eBay, Inc.	10,798
153	Etsy, Inc. (a)	9,024
		19,822
	Building Products — 1.3%
54	A.O. Smith Corp.	4,416
34	Builders FirstSource, Inc. (a)	4,706
79	Masco Corp.	5,267
		14,389
	Capital Markets — 1.5%
548	Invesco Ltd.	8,198
119	State Street Corp.	8,806
		17,004
	Chemicals — 1.3%
41	CF Industries Holdings, Inc.	3,039
55	Dow, Inc.	2,918
47	LyondellBasell Industries N.V., Class A	4,496
136	Mosaic (The) Co.	3,930
		14,383
	Communications Equipment — 6.5%
616	Cisco Systems, Inc.	29,266
Shares	Description	Value

	Communications Equipment (Continued)
123	F5, Inc. (a)	$21,184
634	Juniper Networks, Inc.	23,116
		73,566
	Consumer Finance — 4.8%
109	Capital One Financial Corp.	15,091
100	Discover Financial Services	13,081
557	Synchrony Financial	26,285
		54,457
	Consumer Staples Distribution & Retail — 0.5%
107	Kroger (The) Co.	5,343
	Diversified Telecommunication Services — 2.5%
1,448	AT&T, Inc.	27,671
	Electronic Equipment, Instruments & Components — 2.0%
153	TE Connectivity Ltd.	23,016
	Entertainment — 4.7%
168	Electronic Arts, Inc.	23,407
3,956	Warner Bros. Discovery, Inc. (a)	29,433
		52,840
	Food Products — 2.5%
150	Archer-Daniels-Midland Co.	9,067
126	Bunge Global S.A.	13,453
195	Conagra Brands, Inc.	5,542
		28,062
	Gas Utilities — 1.3%
129	Atmos Energy Corp.	15,048
	Health Care Equipment & Supplies — 1.1%
227	Solventum Corp. (a)	12,004
	Health Care Providers & Services — 8.6%
152	Cardinal Health, Inc.	14,945
39	Cencora, Inc.	8,787
322	Centene Corp. (a)	21,349
29	Cigna Group (The)	9,586
119	CVS Health Corp.	7,028
61	DaVita, Inc. (a)	8,453
27	Humana, Inc.	10,089
28	Molina Healthcare, Inc. (a)	8,324
16	UnitedHealth Group, Inc.	8,148
		96,709
	Health Care REITs — 0.3%
31	Alexandria Real Estate Equities, Inc.	3,626
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs — 0.3%
163	Host Hotels & Resorts, Inc.	$2,931
	Hotels, Restaurants & Leisure — 1.8%
2	Booking Holdings, Inc.	7,923
98	Expedia Group, Inc. (a)	12,347
		20,270
	Household Durables — 4.4%
55	D.R. Horton, Inc.	7,751
89	Lennar Corp., Class A	13,338
79	Mohawk Industries, Inc. (a)	8,974
1	NVR, Inc. (a)	7,588
107	PulteGroup, Inc.	11,781
		49,432
	Household Products — 0.6%
51	Kimberly-Clark Corp.	7,048
	Industrial Conglomerates — 0.8%
87	3M Co.	8,891
	Insurance — 3.9%
117	American International Group, Inc.	8,686
71	Arch Capital Group Ltd. (a)	7,163
23	Everest Group Ltd.	8,763
153	MetLife, Inc.	10,739
77	Prudential Financial, Inc.	9,024
		44,375
	Interactive Media & Services — 1.8%
679	Match Group, Inc. (a)	20,628
	IT Services — 3.9%
343	Cognizant Technology Solutions Corp., Class A	23,324
121	International Business Machines Corp.	20,927
		44,251
	Machinery — 1.4%
12	Caterpillar, Inc.	3,997
19	Cummins, Inc.	5,262
23	Snap-on, Inc.	6,012
		15,271
	Metals & Mining — 0.8%
32	Nucor Corp.	5,059
33	Steel Dynamics, Inc.	4,273
		9,332
Shares	Description	Value

	Multi-Utilities — 0.9%
68	Public Service Enterprise Group, Inc.	$5,011
71	WEC Energy Group, Inc.	5,571
		10,582
	Office REITs — 0.4%
82	Boston Properties, Inc.	5,048
	Oil, Gas & Consumable Fuels — 3.6%
36	Diamondback Energy, Inc.	7,207
299	Marathon Oil Corp.	8,572
55	Marathon Petroleum Corp.	9,541
98	Occidental Petroleum Corp.	6,177
59	Valero Energy Corp.	9,249
		40,746
	Personal Care Products — 0.6%
342	Kenvue, Inc.	6,218
	Pharmaceuticals — 1.7%
243	Bristol-Myers Squibb Co.	10,092
822	Viatris, Inc.	8,738
		18,830
	Professional Services — 1.2%
30	Jacobs Solutions, Inc.	4,191
34	Leidos Holdings, Inc.	4,960
35	Paychex, Inc.	4,150
		13,301
	Retail REITs — 0.9%
177	Kimco Realty Corp.	3,444
61	Realty Income Corp.	3,222
26	Simon Property Group, Inc.	3,947
		10,613
	Semiconductors & Semiconductor Equipment — 9.4%
238	Microchip Technology, Inc.	21,777
170	Qorvo, Inc. (a)	19,727
121	QUALCOMM, Inc.	24,101
385	Skyworks Solutions, Inc.	41,033
		106,638
	Specialized REITs — 0.3%
132	VICI Properties, Inc.	3,780
	Technology Hardware, Storage & Peripherals — 9.5%
1,845	Hewlett Packard Enterprise Co.	39,059
1,177	HP, Inc.	41,218
214	NetApp, Inc.	27,563
		107,840
See Notes to Financial Statements

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.2%
54	Ralph Lauren Corp.	$9,453
356	Tapestry, Inc.	15,234
		24,687
	Tobacco — 1.1%
263	Altria Group, Inc.	11,980
	Total Common Stocks	1,127,530
	(Cost $1,093,229)
MONEY MARKET FUNDS — 0.1%
737	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	737
	(Cost $737)

	Total Investments — 99.9%	1,128,267
	(Cost $1,093,966)
	Net Other Assets and Liabilities — 0.1%	944
	Net Assets — 100.0%	$1,129,211

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,127,530	$ 1,127,530	$ —	$ —
Money Market Funds	737	737	—	—
Total Investments	$1,128,267	$1,128,267	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
ASSETS:
Investments, at value	$21,823,352	$227,899,766	$71,374,770	$1,128,267
Receivables:
Dividends	29,460	139,535	57,430	1,480
Investment securities sold	—	1,675,740	—	—
Reclaims	—	—	986	17
Prepaid expenses	2,082	—	—	—
Total Assets	21,854,894	229,715,041	71,433,186	1,129,764

LIABILITIES:
Payables:
Investment advisory fees	18,615	94,477	38,833	553
Audit and tax fees	15,560	—	—	—
Licensing fees	5,370	—	—	—
Shareholder reporting fees	3,333	—	—	—
Capital shares redeemed	—	1,676,612	—	—
Other liabilities	3,901	—	—	—
Total Liabilities	46,779	1,771,089	38,833	553
NET ASSETS	$21,808,115	$227,943,952	$71,394,353	$1,129,211

NET ASSETS consist of:
Paid-in capital	$23,387,166	$210,757,453	$226,872,380	$1,017,856
Par value	4,500	67,978	23,000	500
Accumulated distributable earnings (loss)	(1,583,551)	17,118,521	(155,501,027)	110,855
NET ASSETS	$21,808,115	$227,943,952	$71,394,353	$1,129,211
NET ASSET VALUE, per share	$48.46	$33.53	$31.04	$22.58
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	450,002	6,797,756	2,300,002	50,002
Investments, at cost	$20,405,768	$205,841,488	$70,190,320	$1,093,966
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	First Trust Dividend StrengthTM ETF (FTDS)	First Trust Dow 30 Equal Weight ETF (EDOW)	First Trust Lunt U.S. Factor Rotation ETF (FCTR)	First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
INVESTMENT INCOME:
Dividends	$298,265	$2,757,553	$525,808	$12,355
Foreign withholding tax	(1,079)	—	—	—
Total investment income	297,186	2,757,553	525,808	12,355

EXPENSES:
Investment advisory fees	53,779	597,174 (a)	246,456 (a)	3,390 (a)
Audit and tax fees	14,844	—	—	—
Licensing fees	6,705	—	—	—
Accounting and administration fees	6,564	—	—	—
Trustees’ fees and expenses	3,935	—	—	—
Listing fees	3,277	—	—	—
Shareholder reporting fees	2,368	—	—	—
Custodian fees	1,207	—	—	—
Transfer agent fees	538	—	—	—
Legal fees	243	—	—	—
Other expenses	237	—	—	—
Total expenses	93,697	597,174	246,456	3,390
Less fees waived by the investment advisor	(18,405)	—	—	—
Net expenses	75,292	597,174	246,456	3,390
NET INVESTMENT INCOME (LOSS)	221,894	2,160,379	279,352	8,965

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(102,389)	(5,117,176)	13,331,840	(30,663)
In-kind redemptions	1,109,871	12,692,361	2,920,314	136,793
Net realized gain (loss)	1,007,482	7,575,185	16,252,154	106,130
Net change in unrealized appreciation (depreciation) on investments	(81,596)	(1,019,812)	(7,751,129)	(75,176)
NET REALIZED AND UNREALIZED GAIN (LOSS)	925,886	6,555,373	8,501,025	30,954
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,147,780	$8,715,752	$8,780,377	$39,919

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets

	First Trust Dividend StrengthTM ETF (FTDS)		First Trust Dow 30 Equal Weight ETF (EDOW)
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$221,894	$450,804	$2,160,379	$4,297,401
Net realized gain (loss)	1,007,482	61,161	7,575,185	1,663,464
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	(81,596)	1,537,299	(1,019,812)	26,849,311
Net increase (decrease) in net assets resulting from operations	1,147,780	2,049,264	8,715,752	32,810,176

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(207,091)	(471,657)	(2,122,469)	(4,442,650)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,774,522	4,423,244	21,745,417	91,112,400
Cost of shares redeemed	(4,815,253)	(4,219,995)	(49,997,502)	(28,151,210)
Net increase (decrease) in net assets resulting from shareholder transactions	(40,731)	203,249	(28,252,085)	62,961,190
Total increase (decrease) in net assets	899,958	1,780,856	(21,658,802)	91,328,716

NET ASSETS:
Beginning of period	20,908,157	19,127,301	249,602,754	158,274,038
End of period	$21,808,115	$20,908,157	$227,943,952	$249,602,754

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	450,002	7,647,756	5,497,756
Shares sold	100,000	100,000	650,000	3,050,000
Shares redeemed	(100,000)	(100,000)	(1,500,000)	(900,000)
Shares outstanding, end of period	450,002	450,002	6,797,756	7,647,756

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Lunt U.S. Factor Rotation ETF (FCTR)		First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)

$279,352	$1,597,245	$8,965	$7,605
16,252,154	(22,279,939)	106,130	(20,993)
—	25,082	—	—
(7,751,129)	8,371,862	(75,176)	109,477
8,780,377	(12,285,750)	39,919	96,089

(250,811)	(1,619,341)	(8,535)	(8,001)

1,539,159	1,226,028	1,098,052	2,026,277
(22,093,954)	(171,925,855)	(1,101,759)	(1,012,831)
(20,554,795)	(170,699,827)	(3,707)	1,013,446
(12,025,229)	(184,604,918)	27,677	1,101,534

83,419,582	268,024,500	1,101,534	—
$71,394,353	$83,419,582	$1,129,211	$1,101,534

3,000,002	9,600,002	50,002	—
50,000	50,000	50,000	100,002
(750,000)	(6,650,000)	(50,000)	(50,000)
2,300,002	3,000,002	50,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights
For a share outstanding throughout each period
First Trust Dividend StrengthTM ETF (FTDS)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$46.46	$42.50	$50.45	$40.62	$36.20	$29.22
Income from investment operations:
Net investment income (loss)	0.49 (a)	0.95 (a)	0.90	0.39	0.35	0.40
Net realized and unrealized gain (loss)	1.97	4.01	(7.87)	9.80	4.47	6.99
Total from investment operations	2.46	4.96	(6.97)	10.19	4.82	7.39
Distributions paid to shareholders from:
Net investment income	(0.46)	(1.00)	(0.98)	(0.36)	(0.40)	(0.41)
Net asset value, end of period	$48.46	$46.46	$42.50	$50.45	$40.62	$36.20
Total return (b)	5.28%	11.84%	(13.75)%	25.12%	13.65%	25.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,808	$20,908	$19,127	$25,223	$16,249	$18,100
Ratio of total expenses to average net assets	0.87% (c)	0.99%	1.04%	1.08%	1.16%	1.02%
Ratio of net expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.06% (c)	2.22%	2.00%	0.84%	1.04%	1.20%
Portfolio turnover rate (d)	57%	104%	225% (e)	98%	125%	119%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow 30 Equal Weight ETF (EDOW)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.64	$28.79	$31.75	$27.19	$26.11	$21.43
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.63 (a)	0.55	0.48	0.50	0.47
Net realized and unrealized gain (loss)	0.89	3.85	(2.96)	4.56	1.08	4.70
Total from investment operations	1.19	4.48	(2.41)	5.04	1.58	5.17
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.63)	(0.55)	(0.48)	(0.50)	(0.49)
Net asset value, end of period	$33.53	$32.64	$28.79	$31.75	$27.19	$26.11
Total return (b)	3.63%	15.74%	(7.52)%	18.63%	6.41%	24.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$227,944	$249,603	$158,274	$138,042	$71,994	$43,077
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.81% (c)	2.10%	1.95%	1.70%	2.11%	1.99%
Portfolio turnover rate (d)	12%	16%	17%	14%	31%	13%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Lunt U.S. Factor Rotation ETF (FCTR)

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.81	$27.92	$35.55	$29.47	$22.80	$17.67
Income from investment operations:
Net investment income (loss)	0.11 (a)	0.26 (a)	0.38	0.17	0.12	0.23
Net realized and unrealized gain (loss)	3.23	(0.08) (b)	(7.62)	6.07	6.68	5.12
Total from investment operations	3.34	0.18	(7.24)	6.24	6.80	5.35
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.29)	(0.39)	(0.16)	(0.13)	(0.22)
Net asset value, end of period	$31.04	$27.81	$27.92	$35.55	$29.47	$22.80
Total return (c)	12.00%	0.68% (b)	(20.37)%	21.22%	30.02%	30.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$71,394	$83,420	$268,025	$663,005	$131,157	$62,696
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.74% (d)	0.97%	1.13%	0.52%	0.42%	1.17%
Portfolio turnover rate (e)	220%	562%	379%	307%	460%	246%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $25,082, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)

	Six Months Ended 6/30/2024 (Unaudited)	Period Ended 12/31/2023 (a)

Net asset value, beginning of period	$22.03	$20.13
Income from investment operations:
Net investment income (loss) (b)	0.18	0.14
Net realized and unrealized gain (loss)	0.54	1.92
Total from investment operations	0.72	2.06
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.16)
Net asset value, end of period	$22.58	$22.03
Total return (c)	3.26%	10.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,129	$1,102
Ratio of total expenses to average net assets	0.60% (d)	0.60% (d)
Ratio of net investment income (loss) to average net assets	1.59% (d)	1.91% (d)
Portfolio turnover rate (e)	30%	37%

(a)	Inception date is August 23, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dividend StrengthTM ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FTDS”)
First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)
First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX Exchange, Inc. ticker “FCTR”)
First Trust S&P 500 Diversified Free Cash Flow ETF – (NYSE Arca ticker “FCFY”)
FCFY operates as a non-diversified series of the Trust. Each of FTDS, EDOW and FCTR operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Dividend StrengthTM ETF	The Dividend StrengthTM Index
First Trust Dow 30 Equal Weight ETF	Dow Jones Industrial Average® Equal Weight Index
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Large Cap Factor Rotation Index
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P 500® Sector-Neutral FCF Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2024, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, none of the Funds had securities in the securities lending program. During the six months ended June 30, 2024, none of the Funds participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2024, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2024.
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dividend StrengthTM ETF	$471,657	$—	$—
First Trust Dow 30 Equal Weight ETF	4,442,650	—	—
First Trust Lunt U.S. Factor Rotation ETF	1,619,341	—	—
First Trust S&P 500 Diversified Free Cash Flow ETF	8,001	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
As of December 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$—	$(4,005,838)	$1,481,598
First Trust Dow 30 Equal Weight ETF	—	(7,178,441)	17,703,679
First Trust Lunt U.S. Factor Rotation ETF	—	(171,622,503)	7,591,910
First Trust S&P 500 Diversified Free Cash Flow ETF	—	(29,489)	108,960
G. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FTDS, EDOW, and FCTR, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For FCFY, the taxable period ended 2023 remains open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dividend StrengthTM ETF	$4,005,838
First Trust Dow 30 Equal Weight ETF*	7,178,441
First Trust Lunt U.S. Factor Rotation ETF	171,622,503
First Trust S&P 500 Diversified Free Cash Flow ETF	29,489

*
$3,196,504 of First Trust Dow 30 Equal Weight ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $212,620 per year.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2023, the Funds had no net late year ordinary or capital losses.
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dividend StrengthTM ETF	$20,405,768	$1,916,900	$(499,316)	$1,417,584
First Trust Dow 30 Equal Weight ETF	205,841,488	28,480,283	(6,422,005)	22,058,278

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Lunt U.S. Factor Rotation ETF	$70,190,320	$3,270,283	$(2,085,833)	$1,184,450
First Trust S&P 500 Diversified Free Cash Flow ETF	1,093,966	67,241	(32,940)	34,301
H. Expenses
Expenses that are directly related to First Trust Dividend StrengthTM ETF (the “Non-Unitary Fee Fund”) are charged directly to the Fund. Expenses for First Trust Dow 30 Equal Weight ETF, First Trust Lunt U.S. Factor Rotation ETF, and First Trust S&P 500 Diversified Free Cash Flow ETF (the “Unitary Fee Funds”), other than excluded expenses (discussed in Note 3), are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust Dividend StrengthTM ETF	Nasdaq, Inc.
First Trust Dow 30 Equal Weight ETF	S&P Dow Jones Indices LLC
First Trust Lunt U.S. Factor Rotation ETF	Lunt Capital Management, Inc.
First Trust S&P 500 Diversified Free Cash Flow ETF	S&P Dow Jones Indices LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
The management fee payable by First Trust Dividend StrengthTM ETF to First Trust for these services will be reduced at certain levels of First Trust Dividend StrengthTM ETF’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.5000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%
Fund net assets greater than $15 billion	0.4250%
For the First Trust Dividend StrengthTM ETF, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least April 30, 2025.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of such Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EDOW	FCTR	FCFY
Fund net assets up to and including $2.5 billion	0.5000%	0.65000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.63375%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.61750%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.60125%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.58500%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.55250%	0.510%
For the fiscal year ended December 31, 2023, FCTR received a payment from the Advisor in the amount of $25,082 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$12,198,318	$12,198,957
First Trust Dow 30 Equal Weight ETF	27,770,654	27,731,833
First Trust Lunt U.S. Factor Rotation ETF	166,994,538	166,905,609
First Trust S&P 500 Diversified Free Cash Flow ETF	339,936	340,023
For the six months ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dividend StrengthTM ETF	$4,773,845	$4,786,606
First Trust Dow 30 Equal Weight ETF	21,657,314	49,892,403
First Trust Lunt U.S. Factor Rotation ETF	1,535,378	22,098,474
First Trust S&P 500 Diversified Free Cash Flow ETF	1,097,035	1,100,331
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025 for FTDS, EDOW, and FCTR, and August 22, 2025 for FCFY.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Non-Unitary Fee Fund (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dividend StrengthTM ETF (FTDS)
First Trust Dow 30 Equal Weight ETF (EDOW)
First Trust Lunt U.S. Factor Rotation ETF (FCTR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by FTDS and the unitary fee rate schedules payable by each of EDOW and FCTR (each a “Unitary Fee Fund” and collectively, the “Unitary Fee Funds”) as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing FTDS’s advisory fee and the Unitary Fee Funds’ unitary fees.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
With respect to FTDS, the Board considered the advisory fee rate schedule payable by FTDS under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for FTDS through April 30, 2026. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in FTDS’s Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because FTDS’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for FTDS was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to FTDS’s Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between FTDS and other non-ETF clients that limited their comparability. In considering the advisory fee rate schedule for FTDS overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to FTDS and the other funds in the First Trust Fund Complex.
With respect to each Unitary Fee Fund, the Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Unitary Fee Funds’ Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups for the Unitary Fee Funds, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Unitary Fee Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules for the Unitary Fee Funds overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Unitary Fee Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to FTDS, the Board noted that during 2022, it approved changes to the Fund’s investment objective and, effective April 29, 2022, the Fund changed its name and ticker symbol and began tracking The Dividend Strength™ Index, and that the performance information included a blend of the old and new indexes. The Board also noted that during 2015, FTDS changed its underlying index. Based on the information provided for each Fund and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FCTR’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees and expenses of FTDS, the unitary fees of the Unitary Fee Funds and the performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for FTDS and the unitary fee for each Unitary Fee Fund continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund include breakpoints pursuant to which the fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. For the Unitary Fee Funds, the Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Unitary Fee Funds. The Board concluded that the advisory fee rate schedule for FTDS and the unitary fee rate schedule for each Unitary Fee Fund reflect an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq® and The Dividend StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any

Other Information (Continued)
First Trust Exchange-Traded Fund
June 30, 2024 (Unaudited)
representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments
June 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 93.8%
$27,813,700	U.S. Treasury Bill (a)	(b)	08/29/24	$27,574,386
	(Cost $27,574,005)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
181,259	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	181,259
	(Cost $181,259)
	Total Investments — 94.4%	27,755,645
	(Cost $27,755,264)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 6.0%
	Call Options Purchased — 6.0%
1,369	SPDR® Gold Shares	$29,434,869	$204.54	08/30/24	1,761,881
	(Cost $2,011,766)
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.4)%
(1,369)	SPDR® Gold Shares	(29,434,869)	236.18	08/30/24	(103,355)
	(Premiums received $55,589)
	Put Options Written — (0.0)%
(1,369)	SPDR® Gold Shares	(29,434,869)	183.01	08/30/24	(4,788)
	(Premiums received $157,292)
	Total Written Options				(108,143)
	(Premiums received $212,881)
	Net Other Assets and Liabilities — 0.0%				12,090
	Net Assets — 100.0%				$29,421,473

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2024, the segregated value of this security amounts to $4,627,996.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2024.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$27,574,386	$—	$27,574,386	$—
Money Market Funds	181,259	181,259	—	—
Total Investments	27,755,645	181,259	27,574,386	—
Purchased Options	1,761,881	—	1,761,881	—
Total	$29,517,526	$181,259	$29,336,267	$—

LIABILITIES TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(108,143)	$—	$(108,143)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$27,755,645
Options contracts purchased, at value	1,761,881
Cash	7,666
Due from broker	398
Cash segregated as collateral for open written options contracts	16,290
Dividends receivable	6,450
Total Assets	29,548,330

LIABILITIES:
Options contracts written, at value	108,143
Investment advisory fees payable	18,714
Total Liabilities	126,857
NET ASSETS	$29,421,473

NET ASSETS consist of:
Paid-in capital	$27,583,642
Par value	14,500
Accumulated distributable earnings (loss)	1,823,331
NET ASSETS	$29,421,473
NET ASSET VALUE, per share	$20.29
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,450,002
Investments, at cost	$27,755,264
Premiums paid on options contracts purchased	$2,011,766
Premiums received on options contracts written	$212,881
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$597,618
Dividends	16,589
Total investment income	614,207

EXPENSES:
Investment advisory fees	113,355
Total expenses	113,355
NET INVESTMENT INCOME (LOSS)	500,852

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	62
Purchased options contracts	2,038,504
Written options contracts	(477,055)
Net realized gain (loss)	1,561,511
Net change in unrealized appreciation (depreciation) on:
Investments	(3,442)
Purchased options contracts	(282,591)
Written options contracts	(61,036)
Net change in unrealized appreciation (depreciation)	(347,069)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,214,442
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,715,294
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$500,852	$678,040
Net realized gain (loss)	1,561,511	1,984,835
Net change in unrealized appreciation (depreciation)	(347,069)	9,798
Net increase (decrease) in net assets resulting from operations	1,715,294	2,672,673

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(2,765,606)
Return of capital	—	(491,828)
Total distributions to shareholders	—	(3,257,434)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,968,646	29,030,258
Cost of shares redeemed	(11,418,312)	(12,168,255)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,449,666)	16,862,003
Total increase (decrease) in net assets	265,628	16,277,242

NET ASSETS:
Beginning of period	29,155,845	12,878,603
End of period	$29,421,473	$29,155,845

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,550,002	700,002
Shares sold	500,000	1,500,000
Shares redeemed	(600,000)	(650,000)
Shares outstanding, end of period	1,450,002	1,550,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$18.81	$18.40	$18.93	$19.99
Income from investment operations:
Net investment income (loss)	0.38 (b)	0.74 (b)	0.08	(0.08)
Net realized and unrealized gain (loss)	1.10	1.64	(0.54)	(0.98)
Total from investment operations	1.48	2.38	(0.46)	(1.06)
Distributions paid to shareholders from:
Net investment income	—	(1.67)	(0.05)	—
Return of capital	—	(0.30)	(0.02)	—
Total distributions	—	(1.97)	(0.07)	—
Net asset value, end of period	$20.29	$18.81	$18.40	$18.93
Total return (c)	7.87%	13.15%	(2.41)%	(5.30)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,421	$29,156	$12,879	$17,980
Ratio of total expenses to average net assets	0.90% (d) (e)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	3.98% (d) (e)	3.82%	0.37%	(0.87)% (d)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “BGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® Gold Trust (the “Underlying ETF”), up to a predetermined upside cap of 9.70% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -15% over the period from June 3, 2024 to August 30, 2024 (the “Target Outcome Period”). Prior to June 3, 2024, the Fund’s investment objective included an upside cap of 9.27% and 10.50% and a Target Outcome Period of March 1, 2024 to May 31, 2024 and December 1, 2023 to February 29, 2024, respectively. Under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities, cash and cash equivalents, and in the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund does not invest directly in FLEX Options on the Underlying ETF. The Fund gains exposure to these investments exclusively by investing in the Subsidiary. The Fund will invest up to approximately 25% of its total assets in the Subsidiary. As of June 30, 2024 the Fund invested 21.34% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2024, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$2,765,606
Capital gains	—
Return of capital	491,828
As of December 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(6,859)
Net unrealized appreciation (depreciation)	208,543
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, the Fund had $619 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2023, the Fund had no net late year ordinary or capital losses.
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,554,149	$152,884	$(297,650)	$(144,766)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the six months ended June 30, 2024, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$1,761,881	Options contracts written, at value	$108,143
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$2,038,504
Written options contracts	(477,055)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(282,591)
Written options contracts	(61,036)
During the six months ended June 30, 2024, the premiums for purchased options contracts opened were $3,804,998 and the premiums for purchased options contracts closed, exercised and expired were $3,906,429.
During the six months ended June 30, 2024, the premiums for written options contracts opened were $416,198 and the premiums for written options contracts closed, exercised and expired were $526,470.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for the one-year period ended December 31, 2023 to the performance of the funds in the Performance Universe and to that of a benchmark index. The Board noted that the Fund is a target outcome ETF that seeks to provide investors with returns (before fees and expenses) over a defined period of time (typically one quarter of a year) that match the price return of the SPDR Gold Trust (“GLD”), up to a predetermined cap, while providing a buffer (before fees and expenses) against certain losses on the price return of GLD. The Board considered information provided by the Sub-Advisor on the Fund’s performance during its four quarterly target outcome periods for the year ended February 29, 2024 and noted that the Fund delivered on its target outcome objective.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.

Other Information (Continued)
FT Vest Gold Strategy Quarterly Buffer ETF (BGLD)
June 30, 2024 (Unaudited)
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2023 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Exchange-Traded Fund

FT Vest Gold Strategy Target Income ETF® (IGLD)

FT Vest Gold Strategy Target Income ETF® (IGLD)
Semi-Annual Consolidated Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that FT Vest Gold Strategy Target Income ETF® (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments
June 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 128.5%
$128,785,300	U.S. Treasury Bill (a)	(b)	11/29/24	$126,022,265
	(Cost $126,087,639)

Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
93,584	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	93,584
	(Cost $93,584)
	Total Investments — 128.6%	126,115,849
	(Cost $126,181,223)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
	Call Options Purchased — 0.2%
4,532	SPDR® Gold Shares	$97,442,532	$283.50	11/29/24	208,223
	(Cost $471,778)
WRITTEN OPTIONS — (29.9)%
	Call Options Written — (0.8)%
(2,100)	SPDR® Gold Shares	(45,152,100)	215.01	07/31/24	(808,500)
	(Premiums received $805,229)
	Put Options Written — (29.1)%
(4,532)	SPDR® Gold Shares	(97,442,532)	283.50	11/29/24	(28,508,471)
	(Premiums received $36,876,028)
	Total Written Options				(29,316,971)
	(Premiums received $37,681,257)
	Net Other Assets and Liabilities — 1.1%				1,077,147
	Net Assets — 100.0%				$98,084,248

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2024, the segregated value of this security amounts to $49,742,106.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of June 30, 2024.
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

ASSETS TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$126,022,265	$—	$126,022,265	$—
Money Market Funds	93,584	93,584	—	—
Total Investments	126,115,849	93,584	126,022,265	—
Purchased Options	208,223	—	208,223	—
Total	$126,324,072	$93,584	$126,230,488	$—

LIABILITIES TABLE
	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,316,971)	$—	$(29,316,971)	$—
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$126,115,849
Options contracts purchased, at value	208,223
Cash	312,568
Due from broker	26,083
Receivables:
Investment securities sold	1,605,229
Dividends	1,159
Total Assets	128,269,111

LIABILITIES:
Options contracts written, at value	29,316,971
Payables:
Capital shares redeemed	800,000
Investment advisory fees	67,892
Total Liabilities	30,184,863
NET ASSETS	$98,084,248

NET ASSETS consist of:
Paid-in capital	$92,908,807
Par value	49,000
Accumulated distributable earnings (loss)	5,126,441
NET ASSETS	$98,084,248
NET ASSET VALUE, per share	$20.02
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,900,002
Investments, at cost	$126,181,223
Premiums paid on options contracts purchased	$471,778
Premiums received on options contracts written	$37,681,257
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$3,072,174
Dividends	18,539
Total investment income	3,090,713

EXPENSES:
Investment advisory fees	386,539
Total expenses	386,539
NET INVESTMENT INCOME (LOSS)	2,704,174

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,348)
Purchased options contracts	(32,679)
Written options contracts	(2,097,456)
Net realized gain (loss)	(2,134,483)
Net change in unrealized appreciation (depreciation) on:
Investments	(447,272)
Purchased options contracts	(441,344)
Written options contracts	7,622,729
Net change in unrealized appreciation (depreciation)	6,734,113
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,599,630
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,303,804
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$2,704,174	$3,561,142
Net realized gain (loss)	(2,134,483)	781,197
Net change in unrealized appreciation (depreciation)	6,734,113	1,202,792
Net increase (decrease) in net assets resulting from operations	7,303,804	5,545,131

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,796,717)	(3,928,684)
Return of capital	—	(1,160,039)
Total distributions to shareholders	(3,796,717)	(5,088,723)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,722,366	50,580,985
Cost of shares redeemed	(3,968,125)	(4,784,237)
Net increase (decrease) in net assets resulting from shareholder transactions	9,754,241	45,796,748
Total increase (decrease) in net assets	13,261,328	46,253,156

NET ASSETS:
Beginning of period	84,822,920	38,569,764
End of period	$98,084,248	$84,822,920

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,400,002	2,050,002
Shares sold	700,000	2,600,000
Shares redeemed	(200,000)	(250,000)
Shares outstanding, end of period	4,900,002	4,400,002
See Notes to Consolidated Financial Statements

FT Vest Gold Strategy Target Income ETF® (IGLD)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$19.28	$18.81	$20.31	$20.14
Income from investment operations:
Net investment income (loss)	0.58 (b)	1.04 (b)	0.14	(0.08)
Net realized and unrealized gain (loss)	0.97	0.94	(0.79)	0.71
Total from investment operations	1.55	1.98	(0.65)	0.63
Distributions paid to shareholders from:
Net investment income	(0.81)	(1.17)	—	—
Return of capital	—	(0.34)	(0.85)	(0.46)
Total distributions	(0.81)	(1.51)	(0.85)	(0.46)
Net asset value, end of period	$20.02	$19.28	$18.81	$20.31
Total return (c)	8.27%	10.95%	(3.26)%	3.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$98,084	$84,823	$38,570	$31,476
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	5.95% (d)	5.47%	0.69%	(0.76)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is March 2, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Vest Gold Strategy Target Income ETF® (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “IGLD” on Cboe BZX Exchange, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to deliver participation in the price returns of the SPDR® Gold Trust (the “Underlying ETF”) while providing a consistent level of income. The Fund’s investments principally include short-term U.S. Treasury securities, cash and cash equivalents, and the shares of a wholly-owned subsidiary (the “Subsidiary”) that holds FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. In seeking to achieve its objective, the Fund, through the Subsidiary, will generally purchase or sell FLEX Options. In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. The Subsidiary is wholly-owned by the Fund and is organized under the laws of the Cayman Islands. The Fund may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2024, the Fund invested 21.23% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Shares of open-end funds are valued based on NAV per share.
If the Fund’s investments are not able to be priced by pre-established pricing methods, such investments may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. A variety of factors may be considered in determining the fair value of such investments.
Valuing the Fund’s holdings using fair value pricing will result in using prices for those holdings that may differ from current market valuations. The Subsidiary’s holdings will be valued in the same manner as the Fund’s holdings.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2024, is included with the Fund’s Consolidated Portfolio of Investments.
B. Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
The Fund, through the Subsidiary, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that the Subsidiary holds that reference the Underlying ETF will give the Subsidiary the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Subsidiary purchases or sells the option. The FLEX Options held by the Subsidiary are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.
When the Subsidiary writes (sells) an option, an amount equal to the premium received by the Subsidiary is included in “Options contracts written, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Consolidated Statement of Operations. When the Subsidiary purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
contracts purchased, at value” on the Consolidated Statement of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$3,928,684
Capital gains	—
Return of capital	1,160,039
As of December 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(55,617)
Net unrealized appreciation (depreciation)	1,325,266
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, the Fund had $31,595 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2023, the Fund had no net late year ordinary or capital losses.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$88,971,744	$8,367,557	$(332,200)	$8,035,357
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund and the Subsidiary including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Subsidiary does not pay First Trust a separate management fee.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of the Fund’s assets and will pay Vest for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $0 and $0, respectively.
For the six months ended June 30, 2024, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by the Subsidiary at June 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options contracts	Commodity Risk	Options contracts purchased, at value	$208,223	Options contracts written, at value	$29,316,971
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(32,679)
Written options contracts	(2,097,456)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(441,344)
Written options contracts	7,622,729
During the six months ended June 30, 2024, the premiums for purchased options contracts opened were $64,479 and the premiums for purchased options contracts closed, exercised and expired were $67,830.
During the six months ended June 30, 2024, the premiums for written options contracts opened were $9,028,626 and the premiums for written options contracts closed, exercised and expired were $7,934,330.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Consolidated Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Consolidated Financial Statements (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the FT Vest Gold Strategy Target Income ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”). The Board approved the continuation of the Agreements for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for the one-year period ended December 31, 2023 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund underperformed the Performance Universe median and the benchmark index for the one-year period ended December 31, 2023. The Board considered that the Fund follows an options-based strategy that seeks to deliver participation in the price returns of the SPDR Gold Trust while providing a consistent level of income, and took this strategy into account when considering the comparative performance information.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The

Other Information (Continued)
FT Vest Gold Strategy Target Income ETF® (IGLD)
June 30, 2024 (Unaudited)
Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2023 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for the Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by SPDR® Gold Trust and World Gold Trust Services, LLC, (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 6, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 6, 2024

* Print the name and title of each signing officer under his or her signature.